UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22468

                                         Ashmore Funds

(Exact name of registrant as specified in charter)

c/o Ashmore Investment Advisors Limited

61 Aldwych

London WC2B 4AE

                               England

(Address of principal executive offices) (Zip code)

Corporation Service Company

84 State Street

                                 Boston, MA 20109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-20-3077-6000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

2

ASHMORE FUNDS

SEMI ANNUAL FINANCIAL STATEMENTS

April 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or your financial intermediary. Instead, the reports will be made available on the Funds’ website (www.ashmoregroup.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 866-8768294.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can contact the Funds to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Trust if you invest directly with the Funds.

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ASHMORE FUNDS

Ashmore Investment Management (US) Corporation is the Distributor for Ashmore Funds.

This material is authorized for use only when preceded or accompanied by the current Ashmore Funds’ prospectus. Investors should consider the investment objectives, principal risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance data quoted in this report represents past performance. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted in this report. For performance information current to the most recent month-end, please call (866) 876-8294.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

IMPORTANT INFORMATION ABOUT THE FUNDS

Ashmore Investment Advisors Limited

The following disclosure provides important information regarding each Fund’s Average Annual Total Return table and Cumulative Returns chart, which appear on each Fund’s individual page in this report (the “Shareholder Report” or the “Report”). Please refer to this information when reviewing the table and chart for a Fund.

On each individual Fund Summary page in this Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class A and Class C shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Except for the load-waived performance for the Class A and C shares of each Fund (as applicable), performance shown is net of fees and expenses. The load-waived performance for Class A and Class C shares does not reflect the sales charges shareholders of those classes may pay in connection with a purchase or redemption of Class A and Class C shares. The load-waived performance of those share classes is relevant only to shareholders who purchased Class A or Class C shares on a load-waived basis. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the beginning of the first full month following the inception of the Institutional Class. Each Fund measures its performance against a broad-based securities market index (“benchmark index”). Each benchmark index does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Class A and Class C shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively.

A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

IMPORTANT INFORMATION ABOUT THE FUNDS (CONTINUED)

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Shareholder Report. Please refer to this information when reviewing the Expense Example for a Fund.

EXPENSE EXAMPLE

Fund Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in Dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from November 1, 2019 or the inception date (if later), through April 30, 2020.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information based on actual performance and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical Performance” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

UNAUDITED
FUND SUMMARY
Ashmore Emerging Markets Total Return Fund
Ashmore Emerging Markets Total Return Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of sovereign, quasi-sovereign, and corporate issuers of Emerging Market countries, which may be denominated in any currency, including the local currency of the issuer. The Fund tactically allocates assets between external debt, corporate debt and local currency. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2020 6 Months 1 Year 5 Year1 Since incept1 Institutional Class1 -17.94% -16.81% 0.09% 1.01% Retail Class A (load-waived)1 -18.06% -16.94% -0.16% 0.77% Retail Class A (unadjusted)1,2 -21.35% -20.28% -0.97% 0.33% Retail Class C (load-waived)1 -18.50% -17.70% -0.92% 0.01% Retail Class C (unadjusted)1,2 -19.30% -18.50% -0.92% 0.01% 50/25/25 Composite Benchmark3 -8.92% -4.06% 1.64% 2.23% Cumulative Returns Through Apr 30, 2020 (% of NAV) Index3 1,400 $1,229,889 Fund Benchmark 1,300 1,200 1,100 1,000 Institutional Class $1,099,545 900 Top 5 country exposures (% of NAV) Indonesia 8.3% Mexico 8.2% Brazil 8.2% Russia 6.8% China 6.3% Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above. The above excludes cash and equivalents as well as G-7 countries and certain hedge related transactions. Data as of Apr 30, 2020. Dec-10 Dec-11 Dec-12 Dec-13 Dec-14 Dec-15 Dec-16 Dec-17 Dec-18 Dec-19 Share class information INSTITUTIONAL CLASS Launch date: December 8, 2010 Minimum initial investment: $1,000,000 ISIN: US0448204059 CUSIP: 044820405 BLOOMBERG: EMKIX US TICKER: EMKIX RETAIL CLASS A Launch date: May 12, 2011 Minimum initial investment: $1,000 ISIN: US0448208357 CUSIP: 044820835 BLOOMBERG: EMKAX US TICKER: EMKAX RETAIL CLASS C Launch date: May 12, 2011 Minimum initial investment: $1,000 ISIN: US0448208274 CUSIP: 044820827 BLOOMBERG: EMKCX US TICKER: EMKCX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1 For periods prior to the inception date of the Class A and Class C shares (05/12/2011), performance information shown is based on the performance of the Fund’s Institutional Class shares (12/08/2010), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively. 2 Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 3. The index for the Fund is 50% JP Morgan Emerging Markets Bond Index Global Diversified, 25% JP Morgan Emerging Local Markets Index Plus, and 25% JPMorgan Global Bond Index-Emerging Markets Global Diversified. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2019) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (04/30/2020) $820.60 $819.40 $815.00 $1,019.79 $1,018.55 $1,014.82 Expense Ratio (Gross / Net) 1.13% / 1.02% 1.38% / 1.27% 2.13% / 2.02% 1.13% / 1.02% 1.38% / 1.27% 2.13% / 2.02% Expenses Paid* $4.62 $5.75 $9.12 $5.12 $6.37 $10.12 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2019 through April 30, 2020, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). 3

UNAUDITED
FUND SUMMARY
Ashmore Emerging Markets Local Currency Bond Fund
Ashmore Emerging Markets Local Currency Bond Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of sovereign and quasi-sovereign issuers of Emerging Market countries that are denominated in the local currency of the issuer. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2020 6 Months 1 Year 5 Year1 Since incpt1 Institutional Class1 -12.25% -6.64% -0.30% -0.52% Retail Class A (load-waived)1 -12.26% -6.86% -0.52% -0.76% Retail Class A (unadjusted)1,2 -15.77% -10.59% -1.33% -1.19% Retail Class C (load-waived)1 -12.65% -7.43% -1.26% -1.50% Retail Class C (unadjusted)1,2 -13.51% -8.34% -1.26% -1.50% JP Morgan GBI-EM GD3 -9.91% -2.68% 0.44% 0.13% Cumulative Returns Through Apr 30, 2020 (% of NAV) Top 5 country exposures (% of NAV) 1,300 Brazil 16.9% Index3 Fund Benchmark Indonesia 14.7% 1,200 $1,012,039 Russia 12.0% 1,100 Mexico 11.5% 1,000 Thailand 9.7% 900 Source: Ashmore. Top 5 country exposure Institutional Class based on aggregate allocation to investment 800 $952,420 instruments related to countries shown above. The well as above G-7 countries excludes and cash certain and equivalents hedge related as transactions. Data as of Apr 30, 2020. Share class information INSTITUTIONAL CLASS Launch date: December 8, 2010 Minimum initial investment: $1,000,000 ISIN: US0448202079 CUSIP: 044820207 BLOOMBERG: ELBIX US TICKER: ELBIX RETAIL CLASS A Launch date: May 12, 2011 Minimum initial investment: $1,000 ISIN: US0448208761 CUSIP: 044820876 BLOOMBERG: ELBAX US TICKER: ELBAX RETAIL CLASS C Launch date: May 12, 2011 Minimum initial investment: $1,000 ISIN: US0448208688 CUSIP: 044820868 BLOOMBERG: ELBCX US TICKER: ELBCX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1For periods prior to the inception date of the Class A and Class C shares (05/12/2011), performance information shown is based on the performance of the Fund’s Institutional Class shares (12/08/2010), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively. 2Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 3The index for the Fund is the JP Morgan Global Bond Index—Emerging Markets Global Diversified. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2019) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (04/30/2020) $877.50 $877.40 $873.50 $1,020.04 $1,018.80 $1,015.07 Expense Ratio (Gross / Net) 1.48% / 0.97% 1.74% / 1.22% 2.49% / 1.97% 1.48% / 0.97% 1.74% / 1.22% 2.49% / 1.97% Expenses Paid* $4.53 $5.69 $9.18 $4.87 $6.12 $9.87 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2019 through April 30, 2020, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

UNAUDITED
FUND SUMMARY
Ashmore Emerging Markets Corporate Income Fund
Ashmore Emerging Markets Corporate Income Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of Emerging Market corporate issuers, which may be denominated in any currency, including the local currency of the issuer. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2020 6 Months 1 Year 5 Year1 Since incpt1 Institutional Class1 -14.02% -10.71% 2.43% 3.46% Retail Class A (load-waived)1 -14.18% -10.97% 2.15% 3.19% Retail Class A (unadjusted)1,2 -17.62% -14.54% 1.32% 2.74% Retail Class C (load-waived)1 -14.50% -11.64% 1.38% 2.42% Retail Class C (unadjusted)1,2 -15.35% -12.49% 1.38% 2.42% JP Morgan CEMBI BD3 -5.23% -0.21% 3.67% 4.66% Cumulative Returns Through Apr 30, 2020 (% of NAV) Top 5 country exposures (% of NAV) Index3 Brazil 17.2% 1,900 Fund Benchmark $1,534,041 China 10.6% 1,700 Mexico 8.9% 1,500 United Arab Emirates 7.3% 1,300 Israel 5.0% Institutional Class 1,100 $1,376,748 Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above. The above excludes cash and equivalents as well as G-7 countries and certain hedge related transactions. Data as of Apr 30, 2020. Dec-10 Dec-11 Dec-12 Dec-13 Dec-14 Dec-15 Dec-16 Dec-17 Dec-18 Dec-19 Share class information INSTITUTIONAL CLASS Launch date: December 8, 2010 Minimum initial investment: $1,000,000 ISIN: US044825049 CUSIP: 044820504 BLOOMBERG: EMCIX US TICKER: EMCIX RETAIL CLASS A Launch date: May 12, 2011 Minimum initial investment: $1,000 ISIN: US0448206039 CUSIP: 044820603 BLOOMBERG: ECDAX US TICKER: ECDAX RETAIL CLASS C Launch date: May 12, 2011 Minimum initial investment: $1,000 ISIN: US0448207029 CUSIP: 044820702 BLOOMBERG: ECDCX US TICKER: ECDCX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1For periods prior to the inception date of the Class A and Class C shares (05/12/2011), performance information shown is based on the performance of the Fund’s Institutional Class shares (12/08/2010), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively. 2Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 3The index for the Fund is the JP Morgan Corporate Emerging Markets Bond Index Broad Diversified. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2019) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (04/30/2020) $859.80 $858.20 $855.00 $1,019.05 $1,017.80 $1,014.07 Expense Ratio (Gross / Net) 1.28% / 1.17% 1.53% / 1.42% 2.28% / 2.17% 1.28% / 1.17% 1.53% / 1.42% 2.28% / 2.17% Expenses Paid* $5.41 $6.56 $10.01 $5.87 $7.12 $10.87 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2019 through April 30, 2020, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). 5

UNAUDITED
FUND SUMMARY
Ashmore Emerging Markets Short Duration Fund
Ashmore Emerging Markets Short Duration Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in short-term debt instruments of, and derivative instruments related to, sovereign, quasi-sovereign and corporate issuers of Emerging Markets countries denominated exclusively in hard currencies (i.e., the U.S. dollar or any currency of a nation in the G-7). The Fund normally seeks to maintain a weighted average portfolio duration of between 1 and 3 years. The Fund has no restrictions on individual security duration. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2020 6 Months 1 Year 5 Year1 Since incpt1 Institutional Class1 -29.20% -32.90% -0.75% -0.44% Retail Class A (load-waived)1 -29.33% -33.06% -0.99% -0.68% Retail Class A (unadjusted)1,2 -32.20% -35.79% -1.79% -1.37% Retail Class C (load-waived)1 -29.57% -33.56% -1.74% -1.43% Retail Class C (unadjusted)1,2 -30.29% -34.22% -1.74% -1.43% JP Morgan CEMBI BD 1-3 Year3 -3.31% -0.35% 2.81% 2.76% Cumulative Returns Through Apr 30, 2020 (% of NAV) Top 5 country exposures (% of NAV) 1,700 Institutional $1,172,508 Class China 19.9% Fund Benchmark Argentina 15.2% 1,500 Ecuador 11.1% 1,300 Ukraine 8.6% Brazil 8.1% 1,100 Index3 $974,786 Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments realated to countries shown above. The above excludes cash and equivalents as well as G-7 Countries and certain hedge related transactions. Data as of Apr 30, 2020. June-14 Sep-14 Dec-14 Mar-15 Jun-15 Sep-15 Dec-15 Mar-16 Jun-16 Sep-16 Dec-16 Mar-17 Jun-17 Sep-17 Dec-17 Mar-18 Jun-18 Sep-18 Dec-18 Mar-19 Jun-19 Sep-19 Dec-19 Mar-20 Share class information INSTITUTIONAL CLASS Launch date: June 24, 2014 Minimum initial investment: $1,000,000 ISIN: US0448206948 CUSIP: 044820694 BLOOMBERG: ESFIX US TICKER: ESFIX RETAIL CLASS A Launch date: September 23, 2014 Minimum initial investment: $1,000 ISIN: US0448207284 CUSIP: 044820728 BLOOMBERG: ESFAX US TICKER: ESFAX RETAIL CLASS C Launch date: June 13, 2017 Minimum initial investment: $1,000 ISIN: US0448207102 CUSIP: 044820710 BLOOMBERG: ESFCX US TICKER: ESFCX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Class A is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1For periods prior to the inception date of the Class A (09/23/2014) and Class C (6/13/2017) shares, performance information shown is based on the performance of the Fund’s Institutional Class shares (06/24/2014), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares. 2Unadjusted Performance accounts for a maximum sales load of 2.25% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 3 The index for the Fund is the JP Morgan Corporate Emerging Markets Bond Index Broad Diversified 1-3 Year. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2019) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (04/30/2020) $708.00 $706.70 $704.30 $1,021.53 $1,020.29 $1,016.56 Expense Ratio (Gross / Net) 0.78% / 0.67% 1.03% / 0.92% 1.79% / 1.67% 0.78% / 0.67% 1.03% / 0.92% 1.79% / 1.67% Expenses Paid* $2.85 $3.90 $7.08 $3.37 $4.62 $8.37 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2019 through April 30, 2020, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

UNAUDITED
FUND SUMMARY
Ashmore Emerging Markets Active Equity Fund
Ashmore Emerging Markets Active Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market issuers, which may be denominated in any currency, including the local currency of the issuer.
Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2020 6 Months 1 Year Since incpt Institutional Class -11.75% -13.59% 4.04% Retail Class A (load-waived) -11.94% -13.91% 3.78% Retail Class A (unadjusted)1 -16.56% -18.43% 2.19% Retail Class C (load-waived) -12.21% -14.48% 3.02% Retail Class C (unadjusted)1 -13.09% -15.33% 3.02% MSCI EM NET2 -10.50% -12.00% 3.04% Cumulative Returns Through Apr 30, 2020 (% of NAV) Top 5 country exposures (% of NAV) 1,500 Institutional Class China 38.5% Fund Benchmark $1,148,465 1,400 Taiwan 11.4% 1,300 South Korea 11.0% 1,200 India 7.3% 1,100 Brazil 4.3% Index2 Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instrumentsrelated to countries shown above. The above excludes cash and equivalents as well as G-7 countries and certain hedge related transactions. Data as of Apr 30, 2020. 1,000 900 Nov-16 Feb-17 May-17 Aug-17 Nov-17 Feb-18 May-19 Aug-19 Nov-19 Feb-19 May-19 Aug-19 Nov-19 Feb-20 Share class information INSTITUTIONAL CLASS Launch date: November 1, 2016 Minimum initial investment: $1,000,000 ISIN: US0448205957 CUSIP: 044820595 BLOOMBERG: EMQIX US TICKER: EMQIX RETAIL CLASS A Launch date: November 1, 2016 Minimum initial investment: $1,000 ISIN: US0448206294 CUSIP: 044820629 BLOOMBERG: EMQAX US TICKER: EMQAX RETAIL CLASS C Launch date: November 1, 2016 Minimum initial investment: $1,000 ISIN: US0448206112 CUSIP: 044820611 BLOOMBERG: EMQCX US TICKER: EMQCX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Class A is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1 Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 2The index for the Fund is the Morgan Stanley Capital Index Emerging Markets Net. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2019) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (04/30/2020) $882.50 $880.60 $877.90 $1,019.79 $1,018.55 $1,014.77 Expense Ratio (Gross / Net) 1.29% / 1.02% 1.56% / 1.27% 2.31% / 2.03% 1.29% / 1.02% 1.56% / 1.27% 2.31% / 2.03% Expenses Paid* $4.77 $5.94 $9.48 $5.12 $6.37 $10.17 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2019 through April 30, 2020, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

UNAUDITED
FUND SUMMARY
Ashmore Emerging Markets Small-Cap Equity Fund
Ashmore Emerging Markets Small-Cap Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing at least 80% of its net assets in equity securities and equity-related investments of Small-Capitalization Emerging Market Issuers, which may be denominated in any currency, including the local currency of the issuer.
Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2020 6 Months 1 Year 5 Year1 Since incpt1 Institutional Class1 -14.40% -16.83% -3.08% 2.30% Retail Class A (load-waived)1 -14.48% -16.98% -3.35% 2.01% Retail Class A (unadjusted)1,2 -18.97% -21.34% -4.39% 1.37% Retail Class C (load-waived)1 -14.86% -17.63% -4.10% 1.24% Retail Class C (unadjusted)1,2 -15.71% -18.45% -4.10% 1.24% MSCI EM Small Cap NET3 -17.53% -19.26% -4.33% 1.68% Cumulative Returns Through Apr 30, 2020 (% of NAV) Top 5 country exposures (% of NAV) 2,000 Institutional Class South Korea 20.8% Fund Benchmark $1,215,007 India 19.8% 1,800 Taiwan 17.9% 1,600 China 12.3% 1,400 Brazil 8.7% Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above. The above excludes cash and equivalents as well as G-7 countries and certain hedge related transactions. Data as of Apr 30, 2020. Oct-11 OCt-12 Oct-13 Oct-14 Oct-15 Oct-16 Oct-17 Oct-18 Oct-19 Index3 $1,154,121 1,200 1,000 Share class information INSTITUTIONAL CLASS Launch date: October 4, 2011 Minimum initial investment: $1,000,000 ISIN: US0448201162 CUSIP: 044820116 BLOOMBERG: ESCIX US TICKER: ESCIX RETAIL CLASS A Launch date: February 1, 2012 Minimum initial investment: $1,000 ISIN: US0448207938 CUSIP: 044820793 BLOOMBERG: ESSAX US TICKER: ESSAX RETAIL CLASS C Launch date: August 24, 2012 Minimum initial investment: $1,000 ISIN: US0448207854 CUSIP: 044820785 BLOOMBERG: ESSCX US TICKER: ESSCX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1 For periods prior to the inception date of the Class A (02/01/2012) and Class C shares (08/24/2012), performance information shown is based on the performance of the Fund’s Institutional Class shares (10/04/2011), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively. 2 Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 3 The index for the Fund is the Morgan Stanley Capital Index Emerging Markets Small-Cap Net. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2019) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (04/30/2020) $856.00 $855.20 $851.40 $1,017.30 $1,016.06 $1,012.33 Expense Ratio (Gross / Net) 2.19% / 1.52% 2.46% / 1.77% 3.31% / 2.52% 2.19% / 1.52% 2.46% / 1.77% 3.31% / 2.52% Expenses Paid* $7.01 $8.16 $11.60 $7.62 $8.87 $12.61 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2019 through April 30, 2020, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). 8

UNAUDITED
FUND SUMMARY
Ashmore Emerging Markets Frontier Equity Fund
Ashmore Emerging Markets Frontier Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Frontier Market issuers, which may be denominated in any currency, including the local currency of the issuer.
Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2020 6 Months 1 Year 5 Year1 Since incpt1 Institutional Class1 -20.82% -21.25% -3.35% 2.01% Retail Class A (load-waived)1 -20.95% -21.39% -2.80% -1.17% Retail Class A (unadjusted)1,2 -25.10% -25.51% -3.84% -1.99% Retail Class C (load-waived)1 -21.28% -22.08% -3.61% -1.97% Retail Class C (unadjusted)1,2 -22.07% -22.85% -3.61% -1.97% MSCI Frontier Markets NET* -17.13% -13.64% -2.30% -0.10% Cumulative Returns Through Apr 30, 2020 (% of NAV) Top 5 country exposures (% of NAV) 1,600 Index3 Vietnam 13.9% Fund Benchmark $980,998 Kuwait 13.4% 1,400 Philippines 10.5% 1,200 Qatar 8.2% Egypt 8.1% Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above. The above excludes cash and equivalents as well as G-7 countries and certain hedge related transactions. Data as of Apr 30, 2020. 1,000 800 Nov-13 Nov-14 Nov-15 Nov-16 Nov-17 Nov-18 Nov-19 Share class information INSTITUTIONAL CLASS Launch date: November 5, 2013 Minimum initial investment: $1,000,000 ISIN: US0448207367 CUSIP: 044820736 BLOOMBERG: EFEIX US TICKER: EFEIX RETAIL CLASS A Launch date: May 7, 2014 Minimum initial investment: $1,000 ISIN: US0448207516 CUSIP: 044820751 BLOOMBERG: EFEAX US TICKER: EFEAX RETAIL CLASS C Launch date: May 7, 2014 Minimum initial investment: $1,000 ISIN: US0448207441 CUSIP: 044820744 BLOOMBERG: EFECX US TICKER: EFECX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. All Fund returns are net of fees and expenses. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1 For periods prior to the inception date of the Class A (05/07/2014) and Class C shares (05/07/2014), performance information shown is based on the performance of the Fund’s Institutional Class shares (11/05/2013), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively. 2 Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. *Effective 01/01/20, the Fund’s primary benchmark was changed from the MSCI Frontier Markets Index Net to the MSCI Frontier + Select Emerging Markets Countries Capped Index Net TR because the new index more closely aligns with the Fund’s principal investment strategies, with performance of the new index beginning on December 31, 2019. The new index is a customised benchmark that is designed to measure equity market performance of constituent companies in each of the MSCI Frontiers Market Index (50%) and the emerging markets crossover markets portion of the MSCI Emerging Markets Index (50%). Emerging markets crossover markets are countries in the MSCI Emerging Markets Index that Ashmore currently considers to have frontier market characteristics in respect to economic, political or market structure. As of December 31, 2019, Emerging Markets Crossover Markets are the Philippines, Qatar, United Arab Emirates, Peru, Colombia, Argentina, Egypt and Pakistan. The MSCI data is for internal use only and may not be redistributed or used in connection with creating or offering any securities, financial products or indices. Neither MSCI nor any other third party involved in or related to compiling, computing or creating the MSCI data (the “MSCI Parties) makes any express or implied warranties or representations with respect to such data or the results to be obtained by the use thereof), and the MSCI Parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to such data. Without limiting any of the foregoing, in no event shall any of the MSCI Parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits,) even if notified of the possibility of such damages. You cannot invest directly in an index. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. 9

UNAUDITED
FUND SUMMARY
Ashmore Emerging Markets Frontier Equity Fund
Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2019) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (04/30/2020) $791.80 $790.50 $787.20 $1,017.30 $1,016.06 $1,012.33 Expense Ratio (Gross / Net) 1.97% / 1.52% 2.17% / 1.77% 2.98% / 2.52% 1.97% / 1.52% 2.17% / 1.77% 2.98% / 2.52% Expenses Paid* $6.77 $7.88 $11.20 $7.62 $8.87 $12.61 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2019 through April 30, 2020, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

UNAUDITED
FUND SUMMARY
Ashmore Emerging Markets Equity Fund
Ashmore Emerging Markets Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market issuers which may be denominated in any currency, including the local currency of the issuer.
Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2020 6 Months 1 Year1 5 Year1 Since incpt1 Institutional Class1 -11.17% -8.88% 3.00% 0.86% Retail Class A (load-waived)1 -11.28% -9.12% 2.72% 0.57% Retail Class A (unadjusted)1,2 -15.94% -13.89% 1.62% -0.04% Retail Class C (load-waived)1 -11.56% -9.71% 1.94% -0.18% Retail Class C (unadjusted)1,2 -12.44% -10.60% 1.94% -0.18% MSCI EM NET3 -10.50% -12.00% -0.10% 0.29% Cumulative Returns Through Apr 30, 2020 (% of NAV) Top 5 country exposures (% of NAV) Institutional Class China 30.8% 1,400 $1,078,575 Fund Benchmark South Korea 12.2% 1,200 India 11.7% 1,000 Taiwan 11.4% Russia 8.6% 800 Index3 $1,025,837 Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above. The above excludes cash and equivalents as well as G-7 countries and certain hedge related transactions. Data as of Apr 30, 2020. Jun-11 Jun-12 Jun-13 Jun-14 Jun-15 Jun-16 Jun-17 Jun-18 Jun-19 Share class information INSTITUTIONAL CLASS Launch date: June 22, 2011 Minimum initial investment: $1,000,000 ISIN: US0448208191 CUSIP: 044820819 BLOOMBERG: EMFIX US TICKER: EMFIX RETAIL CLASS A Launch date: February 24, 2012 Minimum initial investment: $1,000 ISIN: US0448207771 CUSIP: 044820777 BLOOMBERG: EMEAX US TICKER: EMEAX RETAIL CLASS C Launch date: March 3, 2017 Minimum initial investment: $1,000 ISIN: US0448207698 CUSIP: 044820769 BLOOMBERG: EMECX US TICKER: EMECX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1 For periods prior to the inception date of the Class A (02/24/2012) and Class C shares (03/03/2017), performance information shown is based on the performance of the Fund’s Institutional Class shares (06/22/2011), adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares. 2 Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 3 The index for the Fund is the Morgan Stanley Capital Index Emerging Markets Net. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2019) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (04/30/2020) $888.30 $887.20 $884.40 $1,019.05 $1,017.80 $1,014.12 Expense Ratio (Gross / Net) 1.54% / 1.17% 1.79% / 1.42% 2.44% / 2.16% 1.54% / 1.17% 1.79% / 1.42% 2.44% / 2.16% Expenses Paid* $5.49 $6.66 $10.12 $5.87 $7.12 $10.82 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2019 through April 30, 2020, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). 11

UNAUDITED
FUND SUMMARY
Ashmore Emerging Markets Equity ESG Fund
Ashmore Emerging Markets Equity ESG Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market Issuers which may be denominated in any currency, including the local currency of the issuer, focusing on issuers that the Investment Manager believes satisfy the ESG Criteria.
Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2020 Since incept1 Institutional Class -11.70% Retail Class A (load-waived) -11.70% Retail Class A (unadjusted)1 -16.34% Retail Class C (load-waived) -11.80% Retail Class C (unadjusted)1 -12.68% MSCI EM NET2 -10.98% Cumulative Returns Through Apr 30, 2020 (% of NAV) Top 5 country exposures (% of NAV) China 30.7% 1,050 Fund Benchmark Taiwan 15.7% 1,000 Index3 South Korea 10.8% 950
$890,157 Russia 8.4% 900 India 8.0% 850 Source: Ashmore. Top 5 country exposure based on aggregate allocation to investment instruments related to countries shown above. The above excludes cash and equivalents as well as G-7 countries and certain hedge related transactions. Data as of Apr 30, 2020. Institutional Class $882,997 Feb-20 Mar-20 Mar-20 Mar-20 Mar-20 Apr-20 Apr-20 Apr-20 Apr-20 Apr-20 Share class information INSTITUTIONAL CLASS Launch date: February 26, 2020 Minimum initial investment: $1,000,000 ISIN: US0448204547 CUSIP: 044820454 BLOOMBERG: ESIGX US TICKER: ESIGX RETAIL CLASS A Launch date: February 26, 2020 Minimum initial investment: $1,000 ISIN: US0448204703 CUSIP: 044820470 BLOOMBERG: ESAGX US TICKER: ESAGX RETAIL CLASS C Launch date: February 26, 2020 Minimum initial investment: $1,000 ISIN: US0448204620 CUSIP: 044820462 BLOOMBERG: ESCGX US TICKER: ESCGX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1 Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 2 The index for the Fund is the Morgan Stanley Capital Index Emerging Markets Net. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (2/26/2020) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (04/30/2020) $883.00 $883.00 $882.00 $1,019.05 $1,018.00 $1,013.92 Expense Ratio (Gross / Net) 3.78% / 1.17% 4.38% / 1.38% 4.94% / 2.20% 3.78% / 1.17% 4.38% / 1.38% 4.94% / 2.20% Expenses Paid* $5.48 $6.46 $10.29 $5.87 $6.92 $11.02 *Expenses are equal to the Fund’s annualized expense ratios for the period February 26 through April 30, 2020, multiplied by the average account value over the period, multiplied by 65/366 (to reflect the one-half year period). 12

ASHMORE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2020 (Unaudited)

	Ashmore Emerging Markets Total Return Fund	Ashmore Emerging Markets Local Currency Bond Fund	Ashmore Emerging Markets Corporate Income Fund
ASSETS:
Investments in securities, at value	$1,119,458,870	$31,352,167	$280,863,972
Deposit held at broker	1,826,659	270,396	—
Cash	125,084,156	3,252,348	22,429,498
Foreign currency, at value	3,678,394	473,167	62
Unrealized appreciation on forward foreign currency exchange contracts	3,290,861	256,713	6,561
Variation margin receivable on centrally cleared swap contracts	—	51	—
Unrealized appreciation on interest rate swap contracts	—	52,237	—
Due from broker	749,954	170,211	—
Receivable for securities and currencies sold	2,212,837	15,752	5,743,313
Receivable for fund shares sold	3,052,566	—	434,348
Receivable from Investment Manager	158,670	17,211	43,192
Interest and dividends receivable	20,565,703	613,625	5,069,024
Other assets	108,488	14,849	42,917
Total Assets	1,280,187,158	36,488,727	314,632,887
LIABILITIES:
Reverse repurchase agreements	—	—	1,477,104
Unrealized depreciation on forward foreign currency exchange contracts	5,633,973	226,340	12,913
Variation margin payable on centrally cleared swap contracts	25,302	3,581	—
Payable for securities and currencies purchased	39,902,291	15,910	12,462,076
Payable for when-issued securities	1,191,000	347,979	—
Payable for fund shares redeemed	5,791,485	146,563	771,192
Distributions payable	—	—	243,365
Due to broker	1,969,740	1,080	—
Investment Manager fee payable	974,934	27,168	296,510
Trustees’ fees payable	30,228	1,278	8,660
Other liabilities	276,049	50,679	84,933
Total Liabilities	55,795,002	820,578	15,356,753
Net Assets	$1,224,392,156	$35,668,149	$299,276,134
NET ASSETS:
Paid in capital	$1,657,867,080	$43,631,777	$433,999,611
Distributable earnings/(Accumulated loss)	(433,474,924)	(7,963,628)	(134,723,477)
Net Assets	$1,224,392,156	$35,668,149	$299,276,134

Net Assets:
Class A	$9,622,682	$ 1,630,420	$ 12,263,153
Class C	4,072,796	47,892	8,019,291
Institutional Class	1,210,696,678	33,989,837	278,993,690

Shares Issued and Outstanding (no par value, unlimited shares authorized):
Class A	1,600,638	255,875	1,856,833
Class C	679,368	7,623	1,215,991
Institutional Class	198,492,533	5,114,377	40,538,100

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding):
Class A	$6.01	$ 6.37	$ 6.60
Class C	5.99	6.28	6.59
Institutional Class	6.10	6.65	6.88

Cost of Investments in securities	$1,448,315,996	$37,078,005	$358,064,751
Cost of foreign currency held	$3,558,352	$ 466,077	$ 71

See accompanying notes to the financial statements.

Ashmore Emerging Markets Short Duration Fund	Ashmore Emerging Markets Active Equity Fund	Ashmore Emerging Markets Small-Cap Equity Fund	Ashmore Emerging Markets Frontier Equity Fund	Ashmore Emerging Markets Equity Fund	Ashmore Emerging Markets Equity ESG Fund

$ 466,443,028	$50,324,098	$7,314,357	$50,840,559	$54,056,667	$8,518,756
—	—	—	—	—	—
40,140,557	7,359,871	121,712	1,592,409	1,643,257	247,440
22,306	291,817	2,501	1,035,976	275,168	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
3,446,632	705,740	97,232	981,208	145,638	72,801
785,402	1,385,643	—	1,541	469,378	—
112,183	13,054	10,511	28,345	13,551	19,729
11,602,940	62,468	30,072	263,506	72,891	15,468
261,538	—	47	1,632	3,188	16,787
522,814,586	60,142,691	7,576,432	54,745,176	56,679,738	8,890,981

—	—	—	—	—	—
—	9,422	—	—	172	—
—	—	—	—	—	—
—	1,344,737	70,945	136,179	757,614	23,522
—	—	—	—	—	—
3,373,500	4,970	29,525	12,280	2,992	—
—	—	—	—	—	—
—	—	—	65,611	—	—
293,851	43,195	10,372	66,216	47,031	7,851
17,027	915	573	1,724	807	188
152,390	35,261	35,636	61,525	28,926	26,031
3,836,768	1,438,500	147,051	343,535	837,542	57,592
$ 518,977,818	$58,704,191	$7,429,381	$54,401,641	$55,842,196	$8,833,389

$ 1,009,454,951	$67,741,846	$15,366,889	$77,095,988	$58,089,849	$10,000,000
(490,477,133)	(9,037,655)	(7,937,508)	(22,694,347)	(2,247,653)	(1,166,611)
$ 518,977,818	$58,704,191	$7,429,381	$54,401,641	$55,842,196	$8,833,389

$ 32,181,729	$577,333	$306,532	$730,982	$439,997	$883
1,514,333	1,221	92,648	300,703	1,102	882
485,281,756	58,125,637	7,030,201	53,369,956	55,401,097	8,831,624

5,307,846	62,723	40,565	115,232	44,409	100
259,737	135	11,806	48,950	117	100
81,503,062	6,278,527	721,083	7,227,543	5,779,834	999,800

$6.06	$9.20	$7.56	$6.34	$9.91	$8.83
5.83	9.06	7.85	6.14	9.41	8.82
5.95	9.26	9.75	7.38	9.59	8.83

$906,057,437	$51,831,760	$7,458,247	$61,426,445	$50,993,060	$9,204,882
$22,030	$291,271	$2,473	$1,037,686	$275,152	$—

See accompanying notes to the financial statements.

ASHMORE FUNDS

STATEMENTS OF OPERATIONS

For the Six Month Period Ended April 30, 2020 (Unaudited)

	Ashmore Emerging Markets Total Return Fund	Ashmore Emerging Markets Local Currency Bond Fund	Ashmore Emerging Markets Corporate Income Fund

INVESTMENT INCOME:
Interest, net of foreign tax withholdings*	$ 48,181,025	$ 1,359,996	$ 16,089,553
Dividends, net of foreign tax withholdings*	—	—	—
Total Income	48,181,025	1,359,996	16,089,553
EXPENSES:
Investment Manager fees	7,307,363	195,512	2,557,552
Administration fees	146,135	4,116	44,475
Custody fees	283,448	39,338	53,044
Professional fees	255,997	22,394	88,741
Trustees’ fees	55,796	1,348	17,294
Offering expenses and registration fees	88,636	27,817	34,189
Insurance fees	26,463	1,255	6,875
Printing fees	45,260	7,243	21,446
Distribution and servicing fees - Class A	13,492	2,288	18,809
Distribution and servicing fees - Class C	24,691	263	51,140
Regulatory fees	17,626	5,984	10,523
Interest expense	—	—	5,196
Total Expenses	8,264,907	307,558	2,909,284
Less expenses reimbursed by the Investment Manager	(773,217)	(105,379)	(232,109)
Net Expenses	7,491,690	202,179	2,677,175
Net Investment Income (Loss)	40,689,335	1,157,817	13,412,378
NET REALIZED AND UNREALIZED GAINS (LOSSES):
NET REALIZED GAIN (LOSS) ON:
Investments in securities	(13,575,432)	(537,458)	(19,103,355)
Forward foreign currency exchange contracts	(28,365,375)	(679,647)	60,304
Interest rate swap contracts	(1,115,189)	(54,038)	—
Foreign exchange transactions	(1,388,491)	(149,609)	(30,685)
Net Realized Gain (Loss)	(44,444,487)	(1,420,752)	(19,073,736)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities (net of increase (decrease) in deferred foreign taxes of $-, $-, $-, $-, $-, $-, $(539), $-, and $-, respectively)	(276,765,079)	(4,816,744)	(61,079,704)
Forward foreign currency exchange contracts	(3,477,555)	(251,428)	(6,352)
Interest rate swap contracts	1,908,987	228,879	—
Foreign exchange translations	(242,871)	(30,472)	1,873
Change in Net Unrealized Appreciation (Depreciation)	(278,576,518)	(4,869,765)	(61,084,183)
Net Realized and Unrealized Losses	(323,021,005)	(6,290,517)	(80,157,919)
Net Decrease in Net Assets Resulting from Operations	$(282,331,670)	$(5,132,700)	$(66,745,541)
* Foreign Tax Withholdings	$ 442,045	$ 50,535	$ —

See accompanying notes to the financial statements.

Ashmore Emerging Markets Short Duration Fund	Ashmore Emerging Markets Active Equity Fund	Ashmore Emerging Markets Small-Cap Equity Fund	Ashmore Emerging Markets Frontier Equity Fund	Ashmore Emerging Markets Equity Fund	Ashmore Emerging Markets Equity ESG Fund[1]

$46,976,932	$14,973	$—	$—	$948	$427
—	398,007	91,918	1,157,007	200,090	19,883
46,976,932	412,980	91,918	1,157,007	201,038	20,310

3,217,792	286,187	156,909	586,364	228,629	17,094
99,001	5,723	2,092	7,818	3,976	297
131,155	19,068	17,997	102,195	18,010	4,020
204,890	18,005	11,914	20,169	13,930	5,008
42,795	2,305	807	2,930	1,452	193
71,846	26,086	27,051	31,072	27,498	24,749
14,003	358	653	1,479	468	53
67,910	7,311	7,372	10,509	7,669	4,241
90,689	376	1,455	5,329	709	1
8,896	33	686	1,592	6	1
16,506	4,401	4,456	4,870	4,501	465
2,810	—	—	—	—	—
3,968,293	369,853	231,392	774,327	306,848	56,122
(549,105)	(77,533)	(70,249)	(173,223)	(73,527)	(38,729)
3,419,188	292,320	161,143	601,104	233,321	17,393
43,557,744	120,660	(69,225)	555,903	(32,283)	2,917

(44,168,892)	(6,955,531)	(3,504,244)	(7,149,713)	(2,510,053)	(468,320)
—	(3,208)	—	(3,504)	(989)	—
—	—	—	—	—	—
187	(11,690)	(14,558)	(121,558)	14,888	(15,330)
(44,168,705)	(6,970,429)	(3,518,802)	(7,274,775)	(2,496,154)	(483,650)

(304,085,595)	(2,112,014)	1,095,542	(9,763,946)	(33,376)	(686,126)
—	(4,746)	—	—	(172)	—
—	—	—	—	—	—
(718)	(5,004)	444	(1,916)	409	248
(304,086,313)	(2,121,764)	1,095,986	(9,765,862)	(33,139)	(685,878)
(348,255,018)	(9,092,193)	(2,422,816)	(17,040,637)	(2,529,293)	(1,169,528)
$(304,697,274)	$(8,971,533)	$(2,492,041)	$(16,484,734)	$(2,561,576)	$(1,166,611)
$—	$64,298	$17,722	$62,232	$31,097	$2,304

1    The Fund commenced investment operations on February 26, 2020.

See accompanying notes to the financial statements.

ASHMORE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Month Period Ended April 30, 2020 (Unaudited) and the Fiscal Year Ended October 31, 2019

	Ashmore Emerging Markets Total Return Fund		Ashmore Emerging Markets Local Currency Bond Fund		Ashmore Emerging Markets Corporate Income Fund
	2020	2019	2020	2019	2020	2019
OPERATIONS:
Net investment income (loss)	$40,689,335	$79,838,451	$1,157,817	$3,793,360	$13,412,378	$28,325,215
Net realized gain (loss)	(44,444,487)	(10,064,694)	(1,420,752)	(4,065,973)	(19,073,736)	(2,822,143)
Net change in unrealized appreciation (depreciation)	(278,576,518)	51,117,249	(4,869,765)	8,031,065	(61,084,183)	6,042,603
Net Increase (Decrease) in Net Assets Resulting from Operations	(282,331,670)	120,891,006	(5,132,700)	7,758,452	(66,745,541)	31,545,675

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(295,373)	(416,984)	(24,315)	—	(435,971)	(764,139)
Class C	(118,645)	(186,063)	(627)	—	(260,706)	(578,625)
Institutional Class	(41,217,700)	(61,911,176)	(512,379)	—	(12,673,822)	(27,024,138)

Total Distributions to Shareholders	(41,631,718)	(62,514,223)	(537,321)	—	(13,370,499)	(28,366,902)
TAX RETURN OF CAPITAL DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(117,667)	—	(14,685)	—	—
Class C	—	(52,499)	—	(81)	—	—
Institutional Class	—	(17,060,547)	—	(471,758)	—	—

Total Tax Return of Capital Distributions to Shareholders	—	(17,230,713)	—	(486,524)	—	—
FUND SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	931,798	2,497,025	(41,118)	432,898	1,668,664	4,700,433
Net increase (decrease) in net assets resulting from Class C share transactions	(379,819)	1,094,917	93	(29,036)	(932,258)	1,877,655
Net increase (decrease) in net assets resulting from Institutional Class share transactions	2,993,744	173,786,229	(3,153,982)	(27,487,997)	(89,352,013)	121,430,883

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions	3,545,723	177,378,171	(3,195,007)	(27,084,135)	(88,615,607)	128,008,971
Total Increase (Decrease) in Net Assets	(320,417,665)	218,524,241	(8,865,028)	(19,812,207)	(168,731,647)	131,187,744
NET ASSETS:
Net Assets at the Beginning of period	1,544,809,821	1,326,285,580	44,533,177	64,345,384	468,007,781	336,820,037
Net Assets at the End of period	$1,224,392,156	$1,544,809,821	$35,668,149	$44,533,177	$299,276,134	$468,007,781

See accompanying notes to the financial statements.

Ashmore Emerging Markets Short Duration Fund		Ashmore Emerging Markets Active Equity Fund		Ashmore Emerging Markets Small-Cap Equity Fund		Ashmore Emerging Markets Frontier Equity Fund
2020	2019	2020	2019	2020	2019	2020	2019

$ 43,557,744	$84,642,186	$120,660	$197,622	$(69,225)	$40,443	$555,903	$1,541,496
(44,168,705)	(2,284,467)	(6,970,429)	(381,475)	(3,518,802)	(3,392,452)	(7,274,775)	579,116
(304,086,313)	(120,383,491)	(2,121,764)	2,108,933	1,095,986	6,915,634	(9,765,862)	3,356,846

(304,697,274)	(38,025,772)	(8,971,533)	1,925,080	(2,492,041)	3,563,625	(16,484,734)	5,477,458

(3,510,083)	(8,284,202)	(287)	(21,413)	—	(298)	—	(127,832)
(78,429)	(166,264)	—	(1,074)	—	—	—	(4,994)
(45,090,623)	(78,738,421)	(106,465)	(1,732,228)	—	(27,129)	—	(1,394,737)

(48,679,135)	(87,188,887)	(106,752)	(1,754,715)	—	(27,427)	—	(1,527,563)

—	—	—	(466)	—	(265)	—	—
—	—	—	(21)	—	—	—	—
—	—	—	(48,790)	—	(9,711)	—	—

—	—	—	(49,277)	—	(9,976)	—	—

(55,971,123)	39,331,061	375,571	(9,080)	(753,123)	(250,635)	(6,151,922)	(770,518)

(134,698)	578,876	(12,000)	966	(29,650)	(148,936)	69,252	(117,171)

(380,144,259)	615,030,356	46,695,003	2,939,947	(17,090,762)	(9,506,974)	(11,367,300)	(567,809)

(436,250,080)	654,940,293	47,058,574	2,931,833	(17,873,535)	(9,906,545)	(17,449,970)	(1,455,498)

(789,626,489)	529,725,634	37,980,289	3,052,921	(20,365,576)	(6,380,323)	(33,934,704)	2,494,397

1,308,604,307	778,878,673	20,723,902	17,670,981	27,794,957	34,175,280	88,336,345	85,841,948
$ 518,977,818	$1,308,604,307	$58,704,191	$20,723,902	$7,429,381	$27,794,957	$54,401,641	$88,336,345

See accompanying notes to the financial statements.

ASHMORE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Month Period Ended April 30, 2020 (Unaudited) and the Fiscal Year Ended October 31, 2019

	Ashmore Emerging Markets Equity Fund		Ashmore Emerging Markets Equity ESG Fund[1]
	2020	2019	2020
OPERATIONS:

Net investment income (loss)	$(32,283)	$187,250	$2,917

Net realized gain (loss)	(2,496,154)	(1,282,131)	(483,650)

Net change in unrealized appreciation (depreciation)	(33,139)	7,114,444	(685,878)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,561,576)	6,019,563	(1,166,611)

DISTRIBUTIONS TO SHAREHOLDERS:

Class A	(610)	(12,365)	—

Class C	—	(21)	—

Institutional Class	(50,822)	(760,397)	—

Total Distributions to Shareholders	(51,432)	(772,783)	—

FUND SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from Class A share transactions	(145,818)	264,418	1,000

Net increase (decrease) in net assets resulting from Class C share transactions	—	19	1,000

Net increase (decrease) in net assets resulting from Institutional Class share transactions	22,948,173	5,675,604	9,998,000

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions	22,802,355	5,940,041	10,000,000

Total Increase (Decrease) in Net Assets	20,189,347	11,186,821	8,833,389

NET ASSETS:

Net Assets at the Beginning of period	35,652,849	24,466,028	—

Net Assets at the End of period	$55,842,196	$35,652,849	$8,833,389

1    The Fund commenced investment operations on February 26, 2020.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Total Return Fund

			Class A

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015

Net asset value at beginning of period	$ 7.54	$ 7.31	$ 8.22	$ 8.01	$ 7.49	$ 8.75

Income (loss) from investment operations:
Net investment income	0.19	0.40	0.36 [1]	0.56 [1]	0.58 [1]	0.48 [1]
Net realized and unrealized gain (loss)	(1.52)	0.24	(0.82)	0.15	0.49	(1.24)

Total from investment operations	(1.33)	0.64	(0.46)	0.71	1.07	(0.76)

Less distributions:

From net investment income	(0.20)	(0.33)	(0.16)	(0.50)	(0.33)	—
From net realized gain	—	—	(0.11)	—	—	—
Tax return of capital	—	(0.08)	(0.18)	—	(0.22)	(0.50)

Total distributions	(0.20)	(0.41)	(0.45)	(0.50)	(0.55)	(0.50)

Net asset value at end of period	$ 6.01	$ 7.54	$ 7.31	$ 8.22	$ 8.01	$ 7.49

Total return[2]	(18.06)%	8.68%	(5.65)%	9.12%	15.15%	(8.78)%

Portfolio turnover rate[3]	33%	49%	66%	65%	91%	101%

Net assets, end of period (in thousands)	$ 9,623	$11,108	$8,347	$18,231	$3,445	$2,951

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	1.38%	1.36%	1.36%	1.37%	1.41%	1.37%
Total expenses after reimbursements	1.27%	1.27%	1.27%	1.27%	1.27%	1.29%

Net investment income to average net assets:
Net investment income before reimbursements	5.21%	5.16%	4.42%	6.81%	7.48%	5.91%
Net investment income after reimbursements	5.32%	5.25%	4.51%	6.91%	7.62%	5.99%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Total Return Fund

			Class C

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015

Net asset value at beginning of period	$ 7.53	$ 7.29	$ 8.21	$ 8.00	$ 7.48	$ 8.74

Income (loss) from investment operations:
Net investment income	0.17	0.34	0.31 [1]	0.46 [1]	0.53 [1]	0.44 [1]
Net realized and unrealized gain (loss)	(1.54)	0.25	(0.83)	0.19	0.49	(1.26)

Total from investment operations	(1.37)	0.59	(0.52)	0.65	1.02	(0.82)

Less distributions:

From net investment income	(0.17)	(0.28)	(0.14)	(0.44)	(0.30)	—
From net realized gain	—	—	(0.11)	—	—	—
Tax return of capital	—	(0.07)	(0.15)	—	(0.20)	(0.44)

Total distributions	(0.17)	(0.35)	(0.40)	(0.44)	(0.50)	(0.44)

Net asset value at end of period	$ 5.99	$ 7.53	$ 7.29	$ 8.21	$ 8.00	$ 7.48

Total return[2]	(18.50)%	8.02%	(6.43)%	8.31%	14.32%	(9.58)%

Portfolio turnover rate[3]	33%	49%	66%	65%	91%	101%

Net assets, end of period (in thousands)	$ 4,073	$5,506	$4,278	$3,926	$2,451	$ 443

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	2.13%	2.11%	2.12%	2.12%	2.15%	2.12%
Total expenses after reimbursements	2.02%	2.02%	2.02%	2.02%	2.02%	2.03%

Net investment income to average net assets:
Net investment income before reimbursements	4.47%	4.41%	3.92%	5.59%	6.79%	5.35%
Net investment income after reimbursements	4.58%	4.50%	4.02%	5.69%	6.92%	5.44%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Total Return Fund

			Institutional Class

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015

Net asset value at beginning of period	$ 7.65	$ 7.41	$ 8.34	$ 8.13	$ 7.60	$ 8.88
Income (loss) from investment operations:
Net investment income	0.21	0.44	0.40 [1]	0.55 [1]	0.61 [1]	0.53 [1]
Net realized and unrealized gain (loss)	(1.55)	0.24	(0.85)	0.19	0.50	(1.28)

Total from investment operations	(1.34)	0.68	(0.45)	0.74	1.11	(0.75)

Less distributions:

From net investment income	(0.21)	(0.35)	(0.17)	(0.53)	(0.35)	—
From net realized gain	—	—	(0.11)	—	—	—
Tax return of capital	—	(0.09)	(0.20)	—	(0.23)	(0.53)

Total distributions	(0.21)	(0.44)	(0.48)	(0.53)	(0.58)	(0.53)

Net asset value at end of period	$ 6.10	$ 7.65	$ 7.41	$ 8.34	$ 8.13	$ 7.60

Total return[2]	(17.94)%	9.04%	(5.53)%	9.36%	15.49%	(8.58)%

Portfolio turnover rate[3]	33%	49%	66%	65%	91%	101%

Net assets, end of period (in thousands)	$1,210,697	$1,528,196	$1,313,660	$1,110,901	$808,872	$533,742

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	1.13%	1.11%	1.12%	1.12%	1.16%	1.12%
Total expenses after reimbursements	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%

Net investment income to average net assets:
Net investment income before reimbursements	5.47%	5.40%	4.97%	6.60%	7.77%	6.40%
Net investment income after reimbursements	5.58%	5.49%	5.07%	6.70%	7.91%	6.50%

[1]	Per share amounts are based on average number of shares outstanding during the period.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities, including fully funded total return swaps, by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Local Currency Bond Fund

			Class A

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015

Net asset value at beginning of period	$ 7.35	$ 6.53	$ 7.22	$ 7.06	$ 6.57	$ 8.44

Income (loss) from investment operations:
Net investment income	0.11	0.59	0.36	0.34 [1]	0.30 [1]	0.29
Net realized and unrealized gain (loss)	(1.00)	0.27	(0.88)	0.14	0.49	(1.88)

Total from investment operations	(0.89)	0.86	(0.52)	0.48	0.79	(1.59)

Less distributions:

From net investment income	(0.09)	—	(0.08)	(0.09)	—	—
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.04)	(0.09)	(0.23)	(0.30)	(0.28)

Total distributions	(0.09)	(0.04)	(0.17)	(0.32)	(0.30)	(0.28)

Net asset value at end of period	$ 6.37	$ 7.35	$ 6.53	$ 7.22	$ 7.06	$ 6.57

Total return[2]	(12.26)%	13.24%	(7.47)%	6.83%	12.37%	(19.17)%

Portfolio turnover rate[3]	28%	56%	75%	68%	83%	83%

Net assets, end of period (in thousands)	$ 1,630	$1,933	$1,259	$ 915	$ 841	$ 712

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	1.74%	1.55%	1.57%	1.51%	1.55%	1.51%
Total expenses after reimbursements	1.22%	1.22%	1.22%	1.22%	1.22%	1.23%

Net investment income to average net assets:
Net investment income before reimbursements	4.88%	5.08%	4.63%	4.37%	4.10%	3.53%
Net investment income after reimbursements	5.40%	5.41%	4.98%	4.66%	4.43%	3.81%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Local Currency Bond Fund

			Class C

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015

Net asset value at beginning of period	$ 7.27	$ 6.47	$ 7.18	$ 7.05	$ 6.56	$ 8.42

Income (loss) from investment operations:
Net investment income	0.08	0.34	0.30	0.28 [1]	0.25 [1]	0.18
Net realized and unrealized gain (loss)	(0.99)	0.47	(0.88)	0.15	0.49	(1.82)

Total from investment operations	(0.91)	0.81	(0.58)	0.43	0.74	(1.64)

Less distributions:

From net investment income	(0.08)	—	(0.07)	(0.09)	—	—
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.01)	(0.06)	(0.21)	(0.25)	(0.22)

Total distributions	(0.08)	(0.01)	(0.13)	(0.30)	(0.25)	(0.22)

Net asset value at end of period	$ 6.28	$ 7.27	$ 6.47	$ 7.18	$ 7.05	$ 6.56

Total return[2]	(12.65)%	12.54%	(8.24)%	6.05%	11.75%	(19.83)%

Portfolio turnover rate[3]	28%	56%	75%	68%	83%	83%

Net assets, end of period (in thousands)	$ 48	$ 55	$ 77	$ 98	$ 70	$ 40

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	2.49%	2.29%	2.31%	2.26%	2.30%	2.26%
Total expenses after reimbursements	1.97%	1.97%	1.97%	1.97%	1.97%	1.99%

Net investment income to average net assets:
Net investment income before reimbursements	4.13%	4.33%	3.85%	3.62%	3.35%	2.71%
Net investment income after reimbursements	4.65%	4.65%	4.19%	3.91%	3.68%	2.98%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Local Currency Bond Fund

			Institutional Class

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015

Net asset value at beginning of period	$ 7.66	$ 6.79	$ 7.50	$ 7.31	$ 6.80	$ 8.73
Income (loss) from investment operations:
Net investment income	0.17	0.65	0.41	0.37 [1]	0.33 [1]	0.31
Net realized and unrealized gain (loss)	(1.09)	0.27	(0.94)	0.15	0.51	(1.93)

Total from investment operations	(0.92)	0.92	(0.53)	0.52	0.84	(1.62)

Less distributions:

From net investment income	(0.09)	—	(0.09)	(0.09)	—	—
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	(0.05)	(0.09)	(0.24)	(0.33)	(0.31)

Total distributions	(0.09)	(0.05)	(0.18)	(0.33)	(0.33)	(0.31)

Net asset value at end of period	$ 6.65	$ 7.66	$ 6.79	$ 7.50	$ 7.31	$ 6.80

Total return[2]	(12.25)%	13.59%	(7.33)%	7.12%	12.69%	(18.91)%

Portfolio turnover rate[3]	28%	56%	75%	68%	83%	83%

Net assets, end of period (in thousands)	$33,990	$42,545	$63,009	$84,747	$80,803	$79,492

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	1.48%	1.28%	1.32%	1.26%	1.30%	1.26%
Total expenses after reimbursements	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%

Net investment income to average net assets:
Net investment income before reimbursements	5.13%	5.31%	4.87%	4.62%	4.35%	3.78%
Net investment income after reimbursements	5.64%	5.62%	5.22%	4.91%	4.68%	4.07%

[1]	Per share amounts are based on average number of shares outstanding during the period.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities, including fully funded total return swaps, by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income Fund

			Class A

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015

Net asset value at beginning of period	$ 7.92	$ 7.87	$ 8.56	$ 7.92	$ 7.66	$ 8.94

Income (loss) from investment operations:
Net investment income	0.23	0.52	0.51	0.57	0.70	0.74
Net realized and unrealized gain (loss)	(1.33)	0.03	(0.71)	0.65	0.21	(1.21)

Total from investment operations	(1.10)	0.55	(0.20)	1.22	0.91	(0.47)

Less distributions:

From net investment income	(0.22)	(0.50)	(0.49)	(0.56)	(0.65)	(0.67)
From net realized gain	—	(—)[1]	—	—	—	(0.06)
Tax return of capital	—	—	—	(0.02)	—	(0.08)

Total distributions	(0.22)	(0.50)	(0.49)	(0.58)	(0.65)	(0.81)

Net asset value at end of period	$ 6.60	$ 7.92	$ 7.87	$ 8.56	$ 7.92	$ 7.66

Total return[2]	(14.18)%	7.37%	(2.58)%	15.99%	12.92%	(5.27)%

Portfolio turnover rate[3]	61%	96%	88%	87%	81%	90%

Net assets, end of period (in thousands)	$12,263	$13,383	$ 8,616	$11,995	$11,466	$7,280

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	1.53%	1.51%	1.53%	1.52%	1.57%	1.55%
Total expenses after reimbursements	1.42%	1.42%	1.42%	1.42%	1.42%	1.42%

Net investment income to average net assets:
Net investment income before reimbursements	5.71%	6.39%	6.09%	7.11%	8.88%	8.77%
Net investment income after reimbursements	5.82%	6.48%	6.20%	7.21%	9.03%	8.90%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income Fund

			Class C

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015

Net asset value at beginning of period	$ 7.91	$ 7.86	$ 8.55	$ 7.91	$ 7.66	$ 8.95

Income (loss) from investment operations:
Net investment income	0.19	0.45	0.46	0.52	0.63	0.64
Net realized and unrealized gain (loss)	(1.31)	0.04	(0.72)	0.63	0.22	(1.18)

Total from investment operations	(1.12)	0.49	(0.26)	1.15	0.85	(0.54)

Less distributions:

From net investment income	(0.20)	(0.44)	(0.43)	(0.50)	(0.60)	(0.62)
From net realized gain	—	(—)[1]	—	—	—	(0.06)
Tax return of capital	—	—	—	(0.01)	—	(0.07)

Total distributions	(0.20)	(0.44)	(0.43)	(0.51)	(0.60)	(0.75)

Net asset value at end of period	$ 6.59	$ 7.91	$ 7.86	$ 8.55	$ 7.91	$ 7.66

Total return[2]	(14.50)%	6.58%	(3.30)%	15.16%	11.99%	(6.04)%

Portfolio turnover rate[3]	61%	96%	88%	87%	81%	90%

Net assets, end of period (in thousands)	$ 8,019	$10,745	$8,785	$9,530	$6,010	$3,226

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	2.28%	2.26%	2.29%	2.27%	2.32%	2.30%
Total expenses after reimbursements	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%

Net investment income to average net assets:
Net investment income before reimbursements	4.96%	5.65%	5.38%	6.40%	8.16%	8.13%
Net investment income after reimbursements	5.07%	5.74%	5.50%	6.50%	8.31%	8.26%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income Fund

	Institutional Class

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015

Net asset value at beginning of period	$ 8.25	$ 8.20	$ 8.92	$ 8.24	$ 7.98	$ 9.30
Income (loss) from investment operations:
Net investment income	0.24	0.55	0.56	0.62	0.72	0.75
Net realized and unrealized gain (loss)	(1.37)	0.04	(0.75)	0.68	0.24	(1.22)

Total from investment operations	(1.13)	0.59	(0.19)	1.30	0.96	(0.47)

Less distributions:

From net investment income	(0.24)	(0.54)	(0.53)	(0.60)	(0.70)	(0.71)
From net realized gain	—	(—)[1]	—	—	—	(0.06)
Tax return of capital	—	—	—	(0.02)	—	(0.08)

Total distributions	(0.24)	(0.54)	(0.53)	(0.62)	(0.70)	(0.85)

Net asset value at end of period	$ 6.88	$ 8.25	$ 8.20	$ 8.92	$ 8.24	$ 7.98

Total return[2]	(14.02)%	7.61%	(2.34)%	16.45%	13.02%	(5.08)%

Portfolio turnover rate[3]	61%	96%	88%	87%	81%	90%

Net assets, end of period (in thousands)	$278,994	$443,880	$319,419	$338,434	$215,990	$237,044

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	1.28%	1.26%	1.29%	1.27%	1.32%	1.30%
Total expenses after reimbursements	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%

Net investment income to average net assets:
Net investment income before reimbursements	5.96%	6.66%	6.40%	7.34%	9.20%	8.63%
Net investment income after reimbursements	6.07%	6.75%	6.52%	7.44%	9.35%	8.76%

[1]	Amount is less than $0.005 per share.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Short Duration Fund

	Class A

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015

Net asset value at beginning of period	$ 9.00	$ 9.78	$ 10.60	$ 10.37	$ 9.57	$ 9.99

Income (loss) from investment operations:
Net investment income	0.34	0.68	0.55	0.83 [1]	1.02	0.67
Net realized and unrealized gain (loss)	(2.88)	(0.75)	(0.58)	0.34	0.78	(0.41)

Total from investment operations	(2.54)	(0.07)	(0.03)	1.17	1.80	0.26

Less distributions:

From net investment income	(0.40)	(0.68)	(0.57)	(0.80)	(1.00)	(0.67)
From net realized gain	—	(0.03)	(0.22)	(0.14)	—	—
Tax return of capital	—	—	—	—	—	(0.01)

Total distributions	(0.40)	(0.71)	(0.79)	(0.94)	(1.00)	(0.68)

Net asset value at end of period	$ 6.06	$ 9.00	$ 9.78	$ 10.60	$ 10.37	$ 9.57

Total return[2]	(29.33)%	(1.22)%	(0.12)%	12.04%	19.82%	2.98%

Portfolio turnover rate[3]	22%	53%	37%	59%	73%	38%

Net assets, end of period (in thousands)	$32,182	$110,771	$83,290	$10,178	$10,395	$ 425

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	1.03%	1.00%	1.05%	1.05%	1.11%	1.65%
Total expenses after reimbursements	0.92%	0.92%	0.92%	0.92%	0.92%	0.93%

Net investment income to average net assets:
Net investment income before reimbursements	8.58%	6.74%	7.00%	7.83%	10.63%	6.50%
Net investment income after reimbursements	8.69%	6.82%	7.13%	7.96%	10.82%	7.22%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Short Duration Fund

	Class C

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017[5]

Net asset value at beginning of period	$ 8.66	$ 9.41	$10.22	$10.00

Income (loss) from investment operations:
Net investment income	0.31	0.58	0.52	0.38 [1]
Net realized and unrealized gain (loss)	(2.78)	(0.72)	(0.64)	0.08

Total from investment operations	(2.47)	(0.14)	(0.12)	0.46

Less distributions:

From net investment income	(0.36)	(0.58)	(0.47)	(0.24)
From net realized gain	—	(0.03)	(0.22)	—
Tax return of capital	—	—	—	—

Total distributions	(0.36)	(0.61)	(0.69)	(0.24)

Net asset value at end of period	$ 5.83	$ 8.66	$ 9.41	$10.22

Total return[2]	(29.57)%	(1.94)%	(0.98)%	4.74%

Portfolio turnover rate[3]	22%	53%	37%	59%

Net assets, end of period (in thousands)	$1,514	$2,342	$2,012	$ 188

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	1.79%	1.75%	1.79%	1.79%
Total expenses after reimbursements	1.67%	1.67%	1.67%	1.67%

Net investment income to average net assets:
Net investment income before reimbursements	7.32%	5.96%	5.93%	9.66%
Net investment income after reimbursements	7.44%	6.04%	6.05%	9.78%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Short Duration Fund

	Institutional Class

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015

Net asset value at beginning of period	$ 8.83	$ 9.60	$ 10.41	$ 10.19	$ 9.40	$ 9.81
Income (loss) from investment operations:
Net investment income	0.35	0.69	0.60	0.90 [1]	1.07	0.68
Net realized and unrealized gain (loss)	(2.83)	(0.74)	(0.61)	0.27	0.72	(0.39)

Total from investment operations	(2.48)	(0.05)	(0.01)	1.17	1.79	0.29

Less distributions:

From net investment income	(0.40)	(0.69)	(0.58)	(0.81)	(1.00)	(0.69)
From net realized gain	—	(0.03)	(0.22)	(0.14)	—	—
Tax return of capital	—	—	—	—	—	(0.01)

Total distributions	(0.40)	(0.72)	(0.80)	(0.95)	(1.00)	(0.70)

Net asset value at end of period	$ 5.95	$ 8.83	$ 9.60	$ 10.41	$ 10.19	$ 9.40

Total return[2]	(29.20)%	(1.01)%	0.11%	12.28%	20.18%	3.28%

Portfolio turnover rate[3]	22%	53%	37%	59%	73%	38%

Net assets, end of period (in thousands)	$485,282	$1,195,492	$693,577	$178,180	$120,081	$26,918

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	0.78%	0.75%	0.79%	0.80%	0.89%	1.41%
Total expenses after reimbursements	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%

Net investment income to average net assets:
Net investment income before reimbursements	8.71%	7.04%	7.30%	8.64%	11.66%	6.61%
Net investment income after reimbursements	8.82%	7.12%	7.42%	8.77%	11.88%	7.35%

[1]	Per share amounts are based on average number of shares outstanding during the period.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

[5]	Class C commenced investment operations on June 13, 2017.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Active Equity Fund

	Class A

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017[1]

Net asset value at beginning of period	$ 10.46	$10.53	$12.72	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)[2]	0.13	0.08	0.03
Net realized and unrealized gain (loss)	(1.24)	0.85	(1.05)	2.74

Total from investment operations	(1.25)	0.98	(0.97)	2.77

Less distributions:

From net investment income	—	(0.09)	(0.20)	(0.05)

From net realized gain	(0.01)	(0.94)	(1.02)	—

Tax return of capital	—	(0.02)	—	—

Total distributions	(0.01)	(1.05)	(1.22)	(0.05)

Net asset value at end of period	$ 9.20	$10.46	$10.53	$12.72

Total return[3]	(11.94)%	10.73%	(8.59)%	27.73%

Portfolio turnover rate[4]	122%	153%	164%	196%

Net assets, end of period (in thousands)	$ 577	$ 209	$ 223	$ 13

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	1.56%	1.96%	2.20%	3.11%
Total expenses after reimbursements	1.27%	1.27%	1.27%	1.27%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.43)%	0.55%	0.56%	(1.56)%
Net investment income (loss) after reimbursements	(0.14)%	1.24%	1.49%	0.28%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Active Equity Fund

	Class C

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017[1]

Net asset value at beginning of period	$ 10.32	$10.43	$12.65	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)[2]	0.07	0.03	(0.05)
Net realized and unrealized gain (loss)	(1.25)	0.83	(1.10)	2.74

Total from investment operations	(1.26)	0.90	(1.07)	2.69

Less distributions:

From net investment income	—	(0.05)	(0.13)	(0.04)

From net realized gain	—	(0.94)	(1.02)	—

Tax return of capital	—	(0.02)	—	—

Total distributions	—	(1.01)	(1.15)	(0.04)

Net asset value at end of period	$ 9.06	$10.32	$10.43	$12.65

Total return[3]	(12.21)%	9.88%	(9.40)%	26.96%

Portfolio turnover rate[4]	122%	153%	164%	196%

Net assets, end of period (in thousands)	$ 1	$ 12	$ 11	$ 13

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	2.31%	2.71%	2.73%	3.86%
Total expenses after reimbursements	2.03%	2.02%	2.02%	2.02%

Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(0.38)%	(0.17)%	(0.51)%	(2.31)%
Net investment income (loss) after reimbursements	(0.10)%	0.52%	0.20%	(0.47)%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Active Equity Fund

	Institutional Class

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017[1]

Net asset value at beginning of period	$ 10.51	$ 10.56	$ 12.74	$ 10.00
Income (loss) from investment operations:
Net investment income	0.02 [2]	0.16	0.14	0.06
Net realized and unrealized gain (loss)	(1.25)	0.86	(1.09)	2.73

Total from investment operations	(1.23)	1.02	(0.95)	2.79

Less distributions:

From net investment income	—	(0.10)	(0.21)	(0.05)

From net realized gain	(0.02)	(0.94)	(1.02)	—

Tax return of capital	—	(0.03)	—	—

Total distributions	(0.02)	(1.07)	(1.23)	(0.05)

Net asset value at end of period	$ 9.26	$ 10.51	$ 10.56	$ 12.74

Total return[3]	(11.75)%	11.05%	(8.41)%	27.94%

Portfolio turnover rate[4]	122%	153%	164%	196%

Net assets, end of period (in thousands)	$58,126	$20,502	$17,436	$18,030

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	1.29%	1.72%	1.73%	2.87%
Total expenses after reimbursements	1.02%	1.02%	1.02%	1.02%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.15%	0.83%	0.47%	(1.28)%
Net investment income after reimbursements	0.42%	1.53%	1.18%	0.57%

[1]	Class A, Class C and the Institutional Class commenced investment operations on November 1, 2016.

[2]	Per share amounts are based on average number of shares outstanding during the period.

[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[4]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[5]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Small-Cap Equity Fund

		Class A

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015

Net asset value at beginning of period	$ 8.84	$ 8.02	$ 10.33	$ 8.60	$ 7.92	$ 9.35

Income (loss) from investment operations:
Net investment income (loss)	(0.16)	(0.01)	0.04	0.06	(0.01)	0.16
Net realized and unrealized gain (loss)	(1.12)	0.83	(2.17)	1.86	0.85	(1.12)

Total from investment operations	(1.28)	0.82	(2.13)	1.92	0.84	(0.96)

Less distributions:

From net investment income	—	(—)[1]	(0.17)	(0.19)	(0.16)	(0.08)
From net realized gain	—	—	—	—	—	(0.39)
Tax return of capital	—	(—)[1]	(0.01)	—	—	—

Total distributions	—	—	(0.18)	(0.19)	(0.16)	(0.47)

Net asset value at end of period	$ 7.56	$ 8.84	$ 8.02	$10.33	$ 8.60	$ 7.92

Total return[2]	(14.48)%	10.27%	(20.96)%	22.73%	10.84%	(10.32)%

Portfolio turnover rate[3]	33%	60%	112%	126%	104%	105%

Net assets, end of period (in thousands)	$ 307	$1,356	$ 1,447	$ 847	$ 524	$ 259

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	2.46%	2.30%	2.37%	2.26%	2.39%	2.33%

Total expenses after reimbursements	1.77%	1.77%	1.77%	1.77%	1.77%	1.78%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(1.57)%	(0.62)%	(0.31)%	0.01%	(0.09)%	0.96%
Net investment income (loss) after reimbursements	(0.88)%	(0.09)%	0.29%	0.50%	0.53%	1.51%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Small-Cap Equity Fund

			Class C

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015

Net asset value at beginning of period	$ 9.22	$ 8.42	$ 10.90	$ 9.11	$ 8.40	$ 9.96

Income (loss) from investment operations:
Net investment income (loss)	(0.29)	(0.38)	0.01	0.02	(0.12)	0.10
Net realized and unrealized gain (loss)	(1.08)	1.18	(2.33)	1.93	0.95	(1.19)

Total from investment operations	(1.37)	0.80	(2.32)	1.95	0.83	(1.09)

Less distributions:

From net investment income	—	—	(0.16)	(0.16)	(0.12)	(0.08)
From net realized gain	—	—	—	—	—	(0.39)
Tax return of capital	—	—	— [1]	—	—	—

Total distributions	—	—	(0.16)	(0.16)	(0.12)	(0.47)

Net asset value at end of period	$ 7.85	$ 9.22	$ 8.42	$ 10.90	$ 9.11	$ 8.40

Total return[2]	(14.86)%	9.50%	(21.62)%	21.78%	10.01%	(11.02)%

Portfolio turnover rate[3]	33%	60%	112%	126%	104%	105%

Net assets, end of period (in thousands)	$ 93	$ 144	$ 272	$ 251	$ 176	$ 311

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	3.31%	3.05%	3.09%	3.01%	3.13%	3.09%
Total expenses after reimbursements	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(2.40)%	(1.48)%	(1.30)%	(0.76)%	(0.89)%	1.81%
Net investment income (loss) after reimbursements	(1.61)%	(0.95)%	(0.73)%	(0.27)%	(0.28)%	2.38%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Small-Cap Equity Fund

			Institutional Class

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015

Net asset value at beginning of period	$ 11.39	$ 10.32	$ 13.19	$ 10.94	$ 10.01	$ 11.63
Income (loss) from investment operations:
Net investment income (loss)	(0.07)	0.02	0.05	0.09	0.04	0.20
Net realized and unrealized gain (loss)	(1.57)	1.06	(2.73)	2.36	1.07	(1.35)

Total from investment operations	(1.64)	1.08	(2.68)	2.45	1.11	(1.15)

Less distributions:

From net investment income	—	(0.01)	(0.18)	(0.20)	(0.18)	(0.08)
From net realized gain	—	—	—	—	—	(0.39)
Tax return of capital	—	(—)[1]	(0.01)	—	—	—

Total distributions	—	(0.01)	(0.19)	(0.20)	(0.18)	(0.47)

Net asset value at end of period	$ 9.75	$ 11.39	$ 10.32	$ 13.19	$ 10.94	$ 10.01

Total return[2]	(14.40)%	10.52%	(20.60)%	22.70%	11.21%	(9.91)%

Portfolio turnover rate[3]	33%	60%	112%	126%	104%	105%

Net assets, end of period (in thousands)	$ 7,030	$26,296	$32,456	$38,419	$33,626	$42,486

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	2.19%	2.05%	2.06%	2.01%	2.10%	2.08%
Total expenses after reimbursements	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(1.31)%	(0.38)%	(0.16)%	0.18%	(0.22)%	1.24%
Net investment income (loss) after reimbursements	(0.64)%	0.15%	0.38%	0.67%	0.36%	1.80%

[1]	Amount is less than $0.005 per share.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Frontier Equity Fund

			Class A

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015

Net asset value at beginning of period	$ 8.02	$ 7.66	$ 9.99	$ 7.98	$ 7.83	$ 10.19

Income (loss) from investment operations:
Net investment income (loss)	(0.01)[1]	0.14	0.08	0.10	0.36	0.10 [1]
Net realized and unrealized gain (loss)	(1.67)	0.37	(1.47)	2.08	(0.09)	(1.45)

Total from investment operations	(1.68)	0.51	(1.39)	2.18	0.27	(1.35)

Less distributions:

From net investment income	—	(0.15)	(0.08)	(0.17)	(0.12)	(0.15)
From net realized gain	—	—	(0.82)	—	—	(0.86)
Tax return of capital	—	—	(0.04)	—	—	—

Total distributions	—	(0.15)	(0.94)	(0.17)	(0.12)	(1.01)

Net asset value at end of period	$ 6.34	$ 8.02	$ 7.66	$ 9.99	$ 7.98	$ 7.83

Total return[2]	(20.95)%	6.58%	(15.44)%	27.53%	3.36%	(13.68)%

Portfolio turnover rate[3]	65%	93%	80%	107%	76%	91%

Net assets, end of period (in thousands)	$ 731	$ 6,985	$ 7,645	$ 7,710	$ 2,154	$ 45

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	2.17%	2.12%	2.20%	2.21%	2.45%	2.73%
Total expenses after reimbursements	1.77%	1.77%	1.77%	1.77%	1.77%	1.79%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.63)%	1.61%	0.46%	1.05%	4.34%	0.25%
Net investment income (loss) after reimbursements	(0.23)%	1.96%	0.89%	1.49%	5.02%	1.19%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Frontier Equity Fund

			Class C

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015

Net asset value at beginning of period	$ 7.80	$ 7.47	$ 9.82	$ 7.86	$ 7.73	$ 10.15

Income (loss) from investment operations:
Net investment income (loss)	0.03 [1]	0.02	0.03	0.08	0.08	(0.05)[1]
Net realized and unrealized gain (loss)	(1.69)	0.42	(1.48)	2.00	0.12	(1.36)

Total from investment operations	(1.66)	0.44	(1.45)	2.08	0.20	(1.41)

Less distributions:

From net investment income	—	(0.11)	(0.05)	(0.12)	(0.07)	(0.15)
From net realized gain	—	—	(0.82)	—	—	(0.86)
Tax return of capital	—	—	(0.03)	—	—	—

Total distributions	—	(0.11)	(0.90)	(0.12)	(0.07)	(1.01)

Net asset value at end of period	$ 6.14	$ 7.80	$ 7.47	$ 9.82	$ 7.86	$ 7.73

Total return[2]	(21.28)%	5.87%	(16.30)%	26.57%	2.61%	(14.51)%

Portfolio turnover rate[3]	65%	93%	80%	107%	76%	91%

Net assets, end of period (in thousands)	$ 301	$ 305	$ 408	$ 459	$ 62	$ 53

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	2.98%	2.88%	2.94%	2.99%	3.05%	3.45%
Total expenses after reimbursements	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.26%	0.48%	(0.18)%	(0.21)%	0.39%	(1.53)%
Net investment income (loss) after reimbursements	0.72%	0.84%	0.24%	0.26%	0.92%	(0.60)%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Frontier Equity Fund

	Institutional Class

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015

Net asset value at beginning of period	$ 9.32	$ 8.86	$ 11.38	$ 9.06	$ 8.88	$ 11.35
Income (loss) from investment operations:
Net investment income	0.07 [1]	0.16	0.12	0.13	0.18	0.12 [1]
Net realized and unrealized gain (loss)	(2.01)	0.46	(1.69)	2.37	0.13	(1.58)

Total from investment operations	(1.94)	0.62	(1.57)	2.50	0.31	(1.46)

Less distributions:

From net investment income	—	(0.16)	(0.08)	(0.18)	(0.13)	(0.15)
From net realized gain	—	—	(0.82)	—	—	(0.86)
Tax return of capital	—	—	(0.05)	—	—	—

Total distributions	—	(0.16)	(0.95)	(0.18)	(0.13)	(1.01)

Net asset value at end of period	$ 7.38	$ 9.32	$ 8.86	$ 11.38	$ 9.06	$ 8.88

Total return[2]	(20.82)%	6.97%	(15.11)%	27.87%	3.58%	(13.29)%

Portfolio turnover rate[3]	65%	93%	80%	107%	76%	91%

Net assets, end of period (in thousands)	$53,370	$81,047	$77,788	$81,324	$52,711	$49,952

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	1.97%	1.88%	1.95%	1.96%	2.05%	2.46%
Total expenses after reimbursements	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%

Net investment income to average net assets:
Net investment income before reimbursements	1.07%	1.39%	0.78%	0.73%	1.48%	0.34%
Net investment income after reimbursements	1.52%	1.75%	1.21%	1.17%	2.01%	1.28%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Equity Fund

	Class A

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015

Net asset value at beginning of period	$ 11.18	$ 9.38	$ 11.16	$ 8.34	$ 7.29	$ 9.24

Income (loss) from investment operations:
Net investment income (loss)	(0.02)[1]	0.05	0.01	0.06 [1]	0.06	0.03
Net realized and unrealized gain (loss)	(1.24)	1.97	(1.55)	2.90	1.05	(1.92)

Total from investment operations	(1.26)	2.02	(1.54)	2.96	1.11	(1.89)

Less distributions:

From net investment income	(0.01)	(0.22)	(0.23)	(0.14)	(0.06)	(0.06)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	(0.01)	—	—	— [2]

Total distributions	(0.01)	(0.22)	(0.24)	(0.14)	(0.06)	(0.06)

Net asset value at end of period	$ 9.91	$11.18	$ 9.38	$11.16	$ 8.34	$ 7.29

Total return[3]	(11.28)%	21.66%	(14.16)%	35.90%	15.36%	(20.52)%

Portfolio turnover rate[4]	44%	76%	113%	140%	119%	106%

Net assets, end of period (in thousands)	$ 440	$ 641	$ 303	$ 134	$ 36	$ 24

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	1.79%	1.91%	2.19%	2.65%	2.96%	3.56%
Total expenses after reimbursements	1.42%	1.42%	1.42%	1.42%	1.42%	1.43%

Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(0.76)%	(0.01)%	(0.06)%	(0.64)%	(0.74)%	(1.82)%
Net investment income (loss) after reimbursements	(0.39)%	0.48%	0.71%	0.59%	0.80%	0.31%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Equity Fund

	Class C
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017	Period Ended August 9, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014

Net asset value at beginning of period	$ 10.64	$ 8.96	$ 10.73	$ 8.86 [6]	$ 8.17	$ 10.46	$11.00

Income (loss) from investment operations:
Net investment income (loss)	(0.06)[1]	(0.04)	(0.13)	— [1,2]	0.01	(0.04)	(0.01)
Net realized and unrealized gain (loss)	(1.17)	1.91	(1.44)	1.93	0.81	(2.19)	(0.45)

Total from investment operations	(1.23)	1.87	(1.57)	1.93	0.82	(2.23)	(0.46)

Less distributions:

From net investment income	—	(0.19)	(0.19)	(0.06)	(0.03)	(0.06)	(0.08)
From net realized gain	—	—	—	—	—	—	—
Tax return of capital	—	—	(0.01)	—	—	— [2]	—

Total distributions	—	(0.19)	(0.20)	(0.06)	(0.03)	(0.06)	(0.08)

Net asset value at end of period	$ 9.41	$10.64	$ 8.96	$10.73	$ 8.96 [7]	$ 8.17	$10.46

Total return[3]	(11.56)%	20.89%	(14.92)%	10.81%	10.02%	(21.38)%	(4.24)%

Portfolio turnover rate[4]	44%	76%	113%	140%	119%	106%	130%

Net assets, end of period (in thousands)	$ 1	$ 1	$ 1	$ 2	$ 1	$ 1	$ 1

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	2.44%	2.66%	2.96%	3.38%	3.86%	4.31%	4.34%
Total expenses after reimbursements	2.16%	2.17%	2.17%	2.17%	2.22%	2.18%	2.20%

Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(1.46)%	(0.95)%	(1.25)%	(1.20)%	(1.39)%	(2.57)%	(2.25)%
Net investment income (loss) after reimbursements	(1.18)%	(0.46)%	(0.46)%	0.01%	0.25%	(0.44)%	(0.11)%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Equity Fund

	Institutional Class

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015

Net asset value at beginning of period	$ 10.81	$ 9.06	$ 10.78	$ 8.05	$ 7.02	$ 8.88
Income (loss) from investment operations:
Net investment income (loss)	(0.01)[1]	0.06	0.07	0.08 [1]	0.08	0.05
Net realized and unrealized gain (loss)	(1.19)	1.93	(1.54)	2.80	1.02	(1.85)

Total from investment operations	(1.20)	1.99	(1.47)	2.88	1.10	(1.80)

Less distributions:

From net investment income	(0.02)	(0.24)	(0.24)	(0.15)	(0.07)	(0.06)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	(0.01)	—	—	— [2]

Total distributions	(0.02)	(0.24)	(0.25)	(0.15)	(0.07)	(0.06)

Net asset value at end of period	$ 9.59	$ 10.81	$ 9.06	$10.78	$ 8.05	$ 7.02

Total return[3]	(11.17)%	22.05%	(14.01)%	36.21%	15.80%	(20.34)%

Portfolio turnover rate[4]	44%	76%	113%	140%	119%	106%

Net assets, end of period (in thousands)	$55,401	$35,011	$24,162	$8,106	$9,074	$7,601

Ratios to average net assets:[5]
Total expenses to average net assets:
Total expenses before reimbursements	1.54%	1.66%	1.95%	2.35%	2.71%	3.31%
Total expenses after reimbursements	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.53)%	0.09%	0.10%	(0.33)%	(0.46)%	(1.59)%
Net investment income (loss) after reimbursements	(0.16)%	0.58%	0.88%	0.85%	1.08%	0.55%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Amount is less than $0.005 per share.
[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[4]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[5]	Annualized for periods less than one year.
[6]	Initial investment in Class C occurred on March 3, 2017. The beginning NAV for Class C is the end of day NAV for the Institutional Class on March 3, 2017.
[7]	There were no investors in Ashmore Emerging Markets Equity Fund Class C at the year ended October 31, 2016. Net asset value shown represents net asset value prior to the final redemption.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Equity ESG Fund

Class A

Period Ended April 30, 2020[1] (Unaudited)

Net asset value at beginning of period	$ 10.00

Loss from investment operations:
Net investment income	—
Net realized and unrealized loss	(1.17)

Total from investment operations	(1.17)

Less distributions:

From net investment income	—
From net realized gain	—
Tax return of capital	—

Total distributions	—

Net asset value at end of period	$ 8.83

Total return[2]	(11.70)%

Portfolio turnover rate[3]	16%

Net assets, end of period (in thousands)	$ 1

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	4.38%
Total expenses after reimbursements	1.38%

Net investment loss to average net assets:
Net investment loss before reimbursements	(3.00)%
Net investment income after reimbursements	—%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Equity ESG Fund

Class C

Period Ended April 30, 2020[1] (Unaudited)

Net asset value at beginning of period	$ 10.00

Loss from investment operations:
Net investment loss	(0.01)
Net realized and unrealized loss	(1.17)

Total from investment operations	(1.18)

Less distributions:

From net investment income	—
From net realized gain	—
Tax return of capital	—

Total distributions	—

Net asset value at end of period	$ 8.82

Total return[2]	(11.80)%

Portfolio turnover rate[3]	16%

Net assets, end of period (in thousands)	$ 1

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	4.94%
Total expenses after reimbursements	2.20%

Net investment loss to average net assets:
Net investment loss before reimbursements	(3.56)%
Net investment loss after reimbursements	(0.82)%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Equity ESG Fund

Institutional Class Period Ended April 30, 2020[1] (Unaudited)
Net asset value at beginning of period	$ 10.00

Loss from investment operations:
Net investment income	— [5]
Net realized and unrealized loss	(1.17)

Total from investment operations	(1.17)

Less distributions:

From net investment income	—
From net realized gain	—
Tax return of capital	—

Total distributions	—

Net asset value at end of period	$ 8.83

Total return[2]	(11.70)%

Portfolio turnover rate[3]	16%

Net assets, end of period (in thousands)	$ 8,832

Ratios to average net assets:[4]
Total expenses to average net assets:
Total expenses before reimbursements	3.78%
Total expenses after reimbursements	1.17%

Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(2.41)%
Net investment income after reimbursements	0.20%

[1]	Class A, Class C and the Institutional Class commenced investment operations on February 26, 2020.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

[5]	Amount is less than $0.005 per share.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $21,654,743)
Angola (Rep of), 9.500%, 11/12/2025		4,507,000	$2,098,414	0.17
Angola (Rep of), 8.250%, 05/09/2028		2,695,000	1,172,427	0.09
Angola (Rep of), 8.000%, 11/26/2029		3,920,000	1,705,200	0.14
Angola (Rep of), 9.375%, 05/08/2048		6,562,000	2,796,948	0.23
Angola (Rep of), 9.125%, 11/26/2049		5,990,000	2,540,095	0.21
			10,313,084	0.84

Argentina (Cost $90,008,494)
Argentina (Rep of), 6.875%, 04/22/2021		17,885,000	5,106,168	0.42
Argentina (Rep of), 5.625%, 01/26/2022		8,131,000	2,256,353	0.18
Argentina (Rep of), 4.625%, 01/11/2023		10,149,000	2,841,822	0.23
Argentina (Rep of), 7.500%, 04/22/2026		6,431,000	1,707,431	0.14
Argentina (Rep of), 5.875%, 01/11/2028		5,773,000	1,451,967	0.12
Argentina (Rep of), 8.280%, 12/31/2033		5,889,761	2,019,200	0.17
Argentina (Rep of), (Step to 5.250% on 03/31/2029), 3.750%, 12/31/2038[2]		10,105,926	3,132,837	0.26
Argentina (Rep of), 7.625%, 04/22/2046		7,656,000	1,875,797	0.15
Argentina (Rep of), 6.875%, 01/11/2048		18,120,000	4,213,081	0.34
Argentina POM Politica Monetaria, (Floating, Argentina Blended Historical Policy Rate + 0.000%), 38.038%, 06/21/2020	ARS	359,119,619	2,909,728	0.24
Argentina Treasury Bills, 0.000%, 05/13/2020[3]	ARS	52,475,012	214,765	0.02
Argentina Treasury Bills, 0.000%, 07/29/2020[3]	ARS	21,930,360	247,258	0.02
Argentina Treasury Bills, 0.000%, 08/27/2020[3]	ARS	40,787,398	485,943	0.04
Argentina Treasury Bills, 0.000%, 10/29/2020[3]	ARS	101,103,019	1,257,852	0.10
Bonos del Tesoro Nacional en Pesos Badlar, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.000%), 22.741%, 04/03/2022	ARS	77,137,255	495,337	0.04
Ciudad Autonoma De Buenos Aires, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.250%), 24.157%, 03/29/2024	ARS	50,819,611	291,937	0.02
Pampa Energia S.A., 7.375%, 07/21/2023		4,120,000	2,688,300	0.22
Provincia de Buenos Aires, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.750%), 23.621%, 04/12/2025[4]	ARS	62,075,000	310,910	0.03
Telecom Argentina S.A., 6.500%, 06/15/2021		2,034,000	1,840,790	0.15
YPF S.A., 8.750%, 04/04/2024		9,948,000	5,309,745	0.43
			40,657,221	3.32

Azerbaijan (Cost $11,042,192)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		5,939,000	6,194,614	0.51
State Oil Co. of the Azerbaijan Republic, 4.750%, 03/13/2023		710,000	710,000	0.06
State Oil Co. of the Azerbaijan Republic, 6.950%, 03/18/2030		3,424,000	3,585,887	0.29
			10,490,501	0.86

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Bahrain (Cost $10,972,415)
Bahrain (Rep of), 7.000%, 10/12/2028		1,046,000	$1,039,737	0.08
Bahrain (Rep of), 7.500%, 09/20/2047		5,589,000	5,275,457	0.43
Oil and Gas Holding (The) Co. BSCC, 7.625%, 11/07/2024		1,717,000	1,673,972	0.14
Oil and Gas Holding (The) Co. BSCC, 8.375%, 11/07/2028		2,200,000	2,145,466	0.18
			10,134,632	0.83

Belarus (Cost $10,462,587)
Belarus (Rep of), 6.875%, 02/28/2023		5,664,000	5,531,802	0.45
Belarus (Rep of), 7.625%, 06/29/2027		2,746,000	2,706,183	0.22
Belarus (Rep of), 6.200%, 02/28/2030		1,622,000	1,457,692	0.12
			9,695,677	0.79

Brazil (Cost $129,319,782)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[5]		3,570,000	2,918,475	0.24
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 6.362%), 9.000%, 06/18/2024[5]		3,470,000	3,317,320	0.27
Brazil (Rep of), 4.625%, 01/13/2028		1,910,000	1,974,004	0.16
Brazil (Rep of), 7.125%, 01/20/2037		1,080,000	1,220,411	0.10
Brazil (Rep of), 5.625%, 01/07/2041		1,270,000	1,266,825	0.10
Brazil (Rep of), 5.000%, 01/27/2045		2,060,000	1,915,800	0.16
Brazil (Rep of), 5.625%, 02/21/2047		1,949,000	1,953,872	0.16
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2023[3]	BRL	139,404,000	21,683,617	1.77
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	93,048,000	19,535,053	1.60
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	33,132,000	6,983,659	0.57
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2031	BRL	34,355,000	7,196,224	0.59
CSN Resources S.A., 7.625%, 02/13/2023		3,515,000	2,759,275	0.23
Oi S.A., 10.000%, (100% Cash), 07/27/2025[6]		19,625,000	14,620,625	1.19
Samarco Mineracao S.A., 4.125%, 11/01/2022[7]		7,907,000	3,083,730	0.25
Samarco Mineracao S.A., 5.750%, 10/24/2023[7]		11,258,000	4,503,200	0.37
Samarco Mineracao S.A., 5.375%, 09/26/2024[7]		7,745,000	3,098,000	0.25
			98,030,090	8.01

Chile (Cost $32,356,204)
Banco del Estado de Chile, 3.875%, 02/08/2022		1,560,000	1,591,255	0.13
Bonos de la Tesoreria de la Republica, 1.500%, 03/01/2026	CLP	134,500	5,068,330	0.41
Bonos de la Tesoreria de la Republica, 1.900%, 09/01/2030	CLP	14,500	586,254	0.05
Bonos de la Tesoreria de la Republica, 2.000%, 03/01/2035	CLP	13,000	546,231	0.05
Bonos de la Tesoreria de la Republica en pesos, 4.700%, 09/01/2030[4]	CLP	1,780,000,000	2,521,363	0.21
Chile (Rep of), 3.240%, 02/06/2028		1,133,000	1,213,738	0.10
Corp. Nacional del Cobre de Chile, 4.250%, 07/17/2042		1,661,000	1,608,153	0.13
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		3,379,000	3,965,402	0.32
Corp. Nacional del Cobre de Chile, 4.875%, 11/04/2044		4,516,000	4,809,747	0.39

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Chile (continued)
Corp. Nacional del Cobre de Chile, 4.500%, 08/01/2047		1,867,000	$1,938,679	0.16
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		2,741,000	2,807,362	0.23
Empresa Nacional del Petroleo, 3.750%, 08/05/2026		1,730,000	1,664,613	0.14
Empresa Nacional del Petroleo, 4.500%, 09/14/2047		3,035,000	2,740,515	0.22
			31,061,642	2.54

China (Cost $38,293,658)
Amber Circle Funding Ltd., 3.250%, 12/04/2022		2,130,000	2,186,381	0.18
China Evergrande Group, 11.500%, 01/22/2023		2,361,000	2,107,405	0.17
China Evergrande Group, 7.500%, 06/28/2023		6,546,000	5,075,569	0.41
China Evergrande Group, 10.500%, 04/11/2024		5,393,000	4,478,066	0.37
China Evergrande Group, 8.750%, 06/28/2025		2,865,000	2,260,941	0.18
Far East Energy Bermuda Ltd., 13.000%, 01/15/2016[4,7,8,9]		1,975,424	—	—
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		3,463,000	3,207,965	0.26
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023		770,000	735,460	0.06
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		3,025,000	2,824,602	0.23
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024		5,290,000	4,511,559	0.37
Scenery Journey Ltd., 12.000%, 10/24/2023		1,240,000	1,080,540	0.09
Scenery Journey Ltd., 13.750%, 11/06/2023		400,000	366,002	0.03
Sinochem Overseas Capital Co. Ltd., 4.500%, 11/12/2020		1,665,000	1,682,204	0.14
Sinochem Overseas Capital Co. Ltd., 6.300%, 11/12/2040		1,170,000	1,652,361	0.14
Sinopec Group Overseas Development 2012 Ltd., 4.875%, 05/17/2042		1,790,000	2,230,963	0.18
			34,400,018	2.81

Colombia (Cost $49,131,053)
Colombia (Rep of), 4.000%, 02/26/2024		2,878,000	2,922,062	0.24
Colombia (Rep of), 8.125%, 05/21/2024		3,276,000	3,779,718	0.31
Colombia (Rep of), 3.875%, 04/25/2027		3,023,000	2,985,213	0.24
Colombia (Rep of), 7.375%, 09/18/2037		2,551,000	3,163,240	0.26
Colombia (Rep of), 6.125%, 01/18/2041		3,414,000	3,806,610	0.31
Colombia (Rep of), 5.625%, 02/26/2044		2,901,000	3,111,322	0.25
Colombia (Rep of), 5.000%, 06/15/2045		744,000	743,263	0.06
Colombian TES, 7.000%, 05/04/2022	COP	22,555,900,000	5,991,827	0.49
Colombian TES, 4.750%, 02/23/2023	COP	61,670,000	4,564,194	0.37
Colombian TES, 10.000%, 07/24/2024	COP	9,497,500,000	2,819,599	0.23
Colombian TES, 6.250%, 11/26/2025	COP	2,582,700,000	662,033	0.05
Colombian TES, 7.500%, 08/26/2026	COP	15,931,700,000	4,295,228	0.35
Colombian TES, 5.750%, 11/03/2027	COP	2,679,600,000	641,397	0.05
Colombian TES, 6.000%, 04/28/2028	COP	3,349,400,000	805,329	0.07
Colombian TES, 7.000%, 06/30/2032	COP	851,800,000	212,522	0.02
Colombian TES, 7.250%, 10/18/2034	COP	6,799,200,000	1,723,890	0.14
Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027	COP	8,747,000,000	2,165,249	0.18
			44,392,696	3.62

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Costa Rica (Cost $5,371,003)
Banco Nacional de Costa Rica, 6.250%, 11/01/2023		2,390,000	$2,198,800	0.18
Costa Rica (Rep of), 6.125%, 02/19/2031		1,399,000	1,129,692	0.09
Costa Rica (Rep of), 5.625%, 04/30/2043		1,460,000	1,022,015	0.08
Costa Rica (Rep of), 7.000%, 04/04/2044		273,000	207,480	0.02
			4,557,987	0.37

Croatia (Cost $11,832,104)
Croatia (Rep of), 6.625%, 07/14/2020		4,031,000	4,052,203	0.33
Croatia (Rep of), 6.375%, 03/24/2021		3,381,000	3,482,430	0.28
Croatia (Rep of), 6.000%, 01/26/2024		3,830,000	4,263,234	0.35
			11,797,867	0.96

Czech Republic (Cost $9,440,703)
Czech (Rep of), 1.000%, 06/26/2026	CZK	3,310,000	133,007	0.01
Czech (Rep of), 0.950%, 05/15/2030	CZK	38,960,000	1,523,334	0.12
Czech (Rep of), 2.000%, 10/13/2033	CZK	112,070,000	4,869,549	0.40
Czech (Rep of), 4.200%, 12/04/2036	CZK	6,350,000	355,244	0.03
New World Resources N.V., 8.000%, 04/07/2020[7,8,9]	EUR	1,938,518	—	—
New World Resources N.V., 4.000%, 10/07/2020[7,9]	EUR	669,526	—	—
			6,881,134	0.56

Dominican Republic (Cost $29,343,323)
Dominican (Rep of), 7.500%, 05/06/2021		1,518,667	1,511,089	0.12
Dominican (Rep of), 6.600%, 01/28/2024		2,519,000	2,456,025	0.20
Dominican (Rep of), 5.875%, 04/18/2024		3,920,000	3,782,800	0.31
Dominican (Rep of), 5.500%, 01/27/2025		1,804,000	1,686,740	0.14
Dominican (Rep of), 6.875%, 01/29/2026		6,166,000	5,919,360	0.48
Dominican (Rep of), 9.750%, 06/05/2026	DOP	29,150,000	427,924	0.03
Dominican (Rep of), 6.000%, 07/19/2028		1,450,000	1,308,625	0.11
Dominican (Rep of), 7.450%, 04/30/2044		2,935,000	2,663,512	0.22
Dominican (Rep of), 6.850%, 01/27/2045		5,858,000	5,081,815	0.42
Dominican (Rep of), 6.500%, 02/15/2048		1,319,000	1,091,473	0.09
			25,929,363	2.12

Ecuador (Cost $90,646,790)
Ecuador (Rep of), 10.750%, 03/28/2022		12,215,000	3,863,116	0.32
Ecuador (Rep of), 8.750%, 06/02/2023		5,119,000	1,586,890	0.13
Ecuador (Rep of), 7.950%, 06/20/2024		9,170,000	2,854,254	0.23
Ecuador (Rep of), 9.650%, 12/13/2026		19,487,000	5,553,990	0.45
Ecuador (Rep of), 9.625%, 06/02/2027		7,056,000	2,002,210	0.16
Ecuador (Rep of), 8.875%, 10/23/2027		14,268,000	4,066,523	0.33
Ecuador (Rep of), 7.875%, 01/23/2028		8,464,000	2,401,745	0.20
Ecuador (Rep of), 10.750%, 01/31/2029		16,851,000	4,802,703	0.39
Ecuador (Rep of), 9.500%, 03/27/2030		11,044,000	3,147,540	0.26
			30,278,971	2.47

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Egypt (Cost $23,441,824)
Egypt (Rep of), 7.500%, 01/31/2027		2,212,000	$2,149,077	0.18
Egypt (Rep of), 6.588%, 02/21/2028		4,821,000	4,425,678	0.36
Egypt (Rep of), 7.600%, 03/01/2029		2,205,000	2,090,146	0.17
Egypt (Rep of), 8.500%, 01/31/2047		6,314,000	5,635,245	0.46
Egypt (Rep of), 7.903%, 02/21/2048		6,319,000	5,442,239	0.44
Egypt (Rep of), 8.700%, 03/01/2049		1,019,000	913,222	0.07
Egypt (Rep of), 8.150%, 11/20/2059		369,000	321,030	0.03
			20,976,637	1.71

El Salvador (Cost $19,639,113)
El Salvador (Rep of), 5.875%, 01/30/2025		2,086,000	1,663,585	0.14
El Salvador (Rep of), 6.375%, 01/18/2027		4,823,000	3,822,227	0.31
El Salvador (Rep of), 8.625%, 02/28/2029		3,175,000	2,682,875	0.22
El Salvador (Rep of), 8.250%, 04/10/2032		1,932,000	1,574,580	0.13
El Salvador (Rep of), 7.650%, 06/15/2035		1,924,000	1,519,960	0.12
El Salvador (Rep of), 7.625%, 02/01/2041		3,623,000	2,789,710	0.23
El Salvador (Rep of), 7.125%, 01/20/2050		2,114,000	1,596,070	0.13
			15,649,007	1.28

Gabon (Cost $5,434,836)
Gabon (Rep of), 6.375%, 12/12/2024		2,765,771	1,977,195	0.16
Gabon (Rep of), 6.625%, 02/06/2031		4,063,000	2,877,760	0.24
			4,854,955	0.40

Georgia (Cost $4,834,590)
Georgia (Rep of), 6.875%, 04/12/2021		2,723,000	2,732,013	0.22
Georgian Railway JSC, 7.750%, 07/11/2022		1,950,000	1,891,890	0.16
			4,623,903	0.38

Ghana (Cost $13,116,086)
Ghana (Rep of), 8.125%, 01/18/2026		1,590,000	1,310,239	0.11
Ghana (Rep of), 7.875%, 03/26/2027		1,090,000	862,626	0.07
Ghana (Rep of), 7.625%, 05/16/2029		1,943,000	1,486,239	0.12
Ghana (Rep of), 8.125%, 03/26/2032		2,300,000	1,748,000	0.14
Ghana (Rep of), 7.875%, 02/11/2035[4]		1,118,000	840,177	0.07
Ghana (Rep of), 8.627%, 06/16/2049		2,711,000	2,033,928	0.16
Ghana (Rep of), 8.950%, 03/26/2051		1,400,000	1,056,667	0.09
Ghana (Rep of), 8.750%, 03/11/2061[4]		826,000	622,061	0.05
			9,959,937	0.81

Hungary (Cost $16,254,117)
Hungary (Rep of), 5.375%, 02/21/2023		2,060,000	2,226,345	0.18
Hungary (Rep of), 5.750%, 11/22/2023		2,110,000	2,346,130	0.19
Hungary (Rep of), 5.375%, 03/25/2024		3,784,000	4,211,365	0.34
Hungary (Rep of), 3.000%, 10/27/2027	HUF	344,460,000	1,163,149	0.10
Hungary (Rep of), 6.750%, 10/22/2028	HUF	430,020,000	1,848,745	0.15
Hungary (Rep of), 3.000%, 08/21/2030	HUF	838,700,000	2,860,845	0.23

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Hungary (continued)
Hungary (Rep of), 7.625%, 03/29/2041		884,000	$1,414,400	0.12
			16,070,979	1.31

India (Cost $2,462,599)
Export-Import Bank of India, 4.000%, 01/14/2023		2,419,000	2,475,871	0.20
			2,475,871	0.20

Indonesia (Cost $98,278,438)
Indonesia (Rep of), 8.375%, 03/15/2024	IDR	79,014,000,000	5,517,690	0.45
Indonesia (Rep of), 4.125%, 01/15/2025		1,456,000	1,526,144	0.12
Indonesia (Rep of), 8.375%, 09/15/2026	IDR	135,662,000,000	9,473,540	0.77
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	47,273,000,000	3,053,346	0.25
Indonesia (Rep of), 6.125%, 05/15/2028	IDR	48,446,000,000	2,913,316	0.24
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	78,724,000,000	5,378,657	0.44
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	55,576,000,000	3,521,422	0.29
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	27,075,000,000	1,907,303	0.16
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	52,371,000,000	3,351,237	0.27
Indonesia (Rep of), 6.625%, 05/15/2033	IDR	87,846,000,000	5,193,432	0.42
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	9,455,000,000	646,783	0.05
Indonesia (Rep of), 7.500%, 06/15/2035	IDR	30,328,000,000	1,950,467	0.16
Indonesia (Rep of), 8.500%, 10/12/2035		1,677,000	2,424,560	0.20
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	38,990,000,000	2,650,400	0.22
Indonesia (Rep of), 6.625%, 02/17/2037		1,795,000	2,282,707	0.19
Indonesia (Rep of), 7.750%, 01/17/2038		2,492,000	3,513,162	0.29
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	8,539,000,000	543,555	0.04
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	37,239,000,000	2,550,319	0.21
Indonesia (Rep of), 5.250%, 01/17/2042		2,203,000	2,516,723	0.21
Indonesia (Rep of), 5.125%, 01/15/2045		4,665,000	5,254,628	0.43
Indonesia (Rep of), 5.950%, 01/08/2046		2,286,000	2,845,791	0.23
Indonesia (Rep of), 5.250%, 01/08/2047		3,090,000	3,547,737	0.29
Indonesia (Rep of), 4.750%, 07/18/2047		1,950,000	2,102,353	0.17
Indonesia Asahan Aluminium Persero PT, 5.710%, 11/15/2023		2,261,000	2,311,872	0.19
Indonesia Asahan Aluminium Persero PT, 6.757%, 11/15/2048		1,747,000	1,868,533	0.15
Pertamina Persero PT, 6.000%, 05/03/2042		1,289,000	1,359,433	0.11
Pertamina Persero PT, 6.500%, 11/07/2048		1,467,000	1,642,378	0.13
Pertamina Persero PT, 4.175%, 01/21/2050		1,622,000	1,350,880	0.11
Perusahaan Listrik Negara PT, 5.500%, 11/22/2021		3,080,000	3,141,600	0.26
Perusahaan Listrik Negara PT, 5.250%, 05/15/2047		1,388,000	1,408,820	0.12
Perusahaan Listrik Negara PT, 6.150%, 05/21/2048		2,781,000	3,031,290	0.25
Perusahaan Penerbit SBSN Indonesia III, 4.325%, 05/28/2025		1,438,000	1,503,570	0.12
Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026		2,789,000	2,966,199	0.24
			95,249,847	7.78

Iraq (Cost $1,539,220)
Iraq (Rep of), 5.800%, 01/15/2028		1,624,000	1,177,725	0.10
			1,177,725	0.10

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Ivory Coast (Cost $9,611,256)
Ivory Coast (Rep of), 6.375%, 03/03/2028		1,676,000	$1,502,115	0.12
Ivory Coast (Rep of), 5.875%, 10/17/2031	EUR	3,183,000	2,829,595	0.23
Ivory Coast (Rep of), 6.125%, 06/15/2033		200,000	171,824	0.02
Ivory Coast (Rep of), 6.875%, 10/17/2040	EUR	3,288,000	2,937,292	0.24
			7,440,826	0.61

Jamaica (Cost $22,797,205)
Digicel Group One Ltd., 8.250%, 12/30/2022		11,390,000	6,720,100	0.55
Digicel Group Two Ltd., 8.250%, 09/30/2022		10,693,000	320,790	0.02
Digicel Group Two Ltd., 9.125%, 04/01/2024[6]		3,563,908	106,917	0.01
Digicel Ltd., 6.000%, 04/15/2021		3,670,000	2,202,037	0.18
Jamaica (Rep of), 7.875%, 07/28/2045		2,190,000	2,304,975	0.19
			11,654,819	0.95

Jordan (Cost $1,715,367)
Jordan (Rep of), 5.750%, 01/31/2027		1,760,000	1,684,366	0.14
			1,684,366	0.14

Kazakhstan (Cost $16,871,740)
Development Bank of Kazakhstan JSC, 4.125%, 12/10/2022		4,780,000	4,695,012	0.38
Kazakhstan (Rep of), 6.500%, 07/21/2045		3,227,000	4,267,707	0.35
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		2,691,000	3,089,806	0.25
KazMunayGas National Co. JSC, 5.375%, 04/24/2030		2,985,000	2,955,848	0.24
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		1,741,000	1,802,207	0.15
			16,810,580	1.37

Kenya (Cost $7,422,934)
Kenya (Rep of), 7.000%, 05/22/2027		1,070,000	971,025	0.08
Kenya (Rep of), 8.000%, 05/22/2032		2,810,000	2,543,050	0.21
Kenya (Rep of), 8.250%, 02/28/2048		3,316,000	2,956,347	0.24
			6,470,422	0.53

Lebanon (Cost $50,259,740)
Lebanon (Rep of), 6.375%, 03/09/2020[7,8]		6,305,000	993,037	0.08
Lebanon (Rep of), 5.800%, 04/14/2020[7,8]		4,399,000	692,843	0.05
Lebanon (Rep of), 6.150%, 06/19/2020[7]		7,757,000	1,221,727	0.10
Lebanon (Rep of), 8.250%, 04/12/2021[7]		12,325,000	1,941,187	0.16
Lebanon (Rep of), 6.100%, 10/04/2022[7]		14,555,000	2,292,412	0.19
Lebanon (Rep of), 6.000%, 01/27/2023[7]		1,421,000	223,808	0.02
Lebanon (Rep of), 6.600%, 11/27/2026[7]		2,059,000	324,293	0.02
Lebanon (Rep of), 6.850%, 03/23/2027[7]		5,314,000	836,955	0.07
Lebanon (Rep of), 7.000%, 03/23/2032[7]		3,635,000	572,513	0.05
Lebanon (Rep of), 7.050%, 11/02/2035[7]		244,000	38,430	—
Lebanon (Rep of), 7.250%, 03/23/2037[7]		2,067,000	325,553	0.03
			9,462,758	0.77

Malaysia (Cost $13,401,322)
Malaysia (Rep of), 4.181%, 07/15/2024	MYR	2,150,000	532,439	0.05

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Malaysia (continued)
Malaysia (Rep of), 3.899%, 11/16/2027	MYR	1,099,000	$274,710	0.02
Malaysia (Rep of), 3.733%, 06/15/2028	MYR	6,370,000	1,569,992	0.13
Malaysia (Rep of), 3.885%, 08/15/2029	MYR	4,029,000	1,013,565	0.08
Malaysia (Rep of), 4.498%, 04/15/2030	MYR	6,297,000	1,649,141	0.14
Malaysia (Rep of), 4.232%, 06/30/2031	MYR	2,488,000	641,680	0.05
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	1,728,000	461,193	0.04
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	5,407,000	1,357,987	0.11
Malaysia (Rep of), 4.935%, 09/30/2043	MYR	747,000	207,104	0.02
Malaysia (Rep of), 4.921%, 07/06/2048	MYR	1,743,000	491,879	0.04
Petronas Capital Ltd., 7.875%, 05/22/2022		1,250,000	1,388,913	0.11
Petronas Capital Ltd., 4.550%, 04/21/2050[4]		1,223,000	1,325,087	0.11
Petronas Capital Ltd., 4.800%, 04/21/2060[4]		774,000	894,626	0.07
Wakala Global Sukuk Bhd., 4.646%, 07/06/2021		1,921,000	1,984,604	0.16
			13,792,920	1.13

Mexico (Cost $75,049,168)
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.967%), 6.750%, 09/27/2024[5]		1,270,000	1,007,237	0.08
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.353%), 7.625%, 01/10/2028[5]		200,000	161,000	0.01
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.470%), 7.500%, 06/27/2029[5]		1,290,000	1,058,058	0.09
Comision Federal de Electricidad, 4.875%, 01/15/2024		2,553,000	2,540,235	0.21
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	24,850,000	969,703	0.08
Comision Federal de Electricidad, 5.750%, 02/14/2042		3,217,000	3,080,310	0.25
Mexican Bonos, 10.000%, 12/05/2024	MXN	24,500,000	1,198,163	0.10
Mexican Bonos, 7.500%, 06/03/2027	MXN	42,080,000	1,873,914	0.15
Mexican Bonos, 8.500%, 05/31/2029	MXN	92,650,000	4,339,761	0.36
Mexican Bonos, 7.750%, 11/23/2034	MXN	95,840,000	4,214,359	0.34
Mexican Bonos, 8.500%, 11/18/2038	MXN	108,370,000	4,906,439	0.40
Mexican Bonos, 8.000%, 11/07/2047	MXN	69,070,000	2,952,319	0.24
Mexico (Rep of), 6.050%, 01/11/2040		1,268,000	1,377,758	0.11
Mexico (Rep of), 4.750%, 03/08/2044		1,788,000	1,656,600	0.14
Mexico (Rep of), 5.550%, 01/21/2045		2,114,000	2,184,840	0.18
Mexico (Rep of), 4.350%, 01/15/2047		1,732,000	1,519,830	0.12
Mexico (Rep of), 5.750%, 10/12/2110		2,288,000	2,170,763	0.18
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	79,460,000	2,540,239	0.21
Petroleos Mexicanos, 6.750%, 09/21/2047		11,922,000	8,196,375	0.67
Petroleos Mexicanos, 6.350%, 02/12/2048		3,050,000	2,039,687	0.17
Petroleos Mexicanos, 7.690%, 01/23/2050		6,563,000	4,823,805	0.39
Petroleos Mexicanos, 6.950%, 01/28/2060		13,357,000	9,350,034	0.76
			64,161,429	5.24

Mongolia (Cost $2,931,399)
Development Bank of Mongolia LLC, 7.250%, 10/23/2023		1,300,000	1,121,257	0.09
Mongolia (Rep of), 5.625%, 05/01/2023		1,320,000	1,174,800	0.10

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Mongolia (continued)
Mongolian Mining Corp., 2.119%, 10/01/2020[6,10]		992,986	$486,563	0.04
			2,782,620	0.23

Morocco (Cost $5,273,756)
Morocco (Rep of), 4.250%, 12/11/2022		3,685,000	3,830,543	0.31
Morocco (Rep of), 5.500%, 12/11/2042		1,333,000	1,509,622	0.13
			5,340,165	0.44

Nigeria (Cost $9,708,458)
Nigeria (Rep of), 6.500%, 11/28/2027		3,566,000	2,692,330	0.22
Nigeria (Rep of), 7.696%, 02/23/2038		2,303,000	1,692,779	0.14
Nigeria (Rep of), 7.625%, 11/28/2047		2,280,000	1,664,400	0.14
Nigeria (Rep of), 9.248%, 01/21/2049		1,550,000	1,262,903	0.10
			7,312,412	0.60

Oman (Cost $12,840,871)
Oman (Rep of), 4.750%, 06/15/2026		1,296,000	986,059	0.08
Oman (Rep of), 6.500%, 03/08/2047		7,843,000	5,481,865	0.45
Oman (Rep of), 6.750%, 01/17/2048		4,765,000	3,345,411	0.27
			9,813,335	0.80

Pakistan (Cost $19,591,545)
Pakistan (Rep of), 8.250%, 04/15/2024		6,510,000	6,119,400	0.50
Pakistan (Rep of), 8.250%, 09/30/2025		1,594,000	1,466,799	0.12
Pakistan (Rep of), 6.875%, 12/05/2027		7,947,000	6,872,565	0.56
Third Pakistan International Sukuk (The) Co. Ltd., 5.500%, 10/13/2021		1,057,000	997,005	0.08
Third Pakistan International Sukuk (The) Co. Ltd., 5.625%, 12/05/2022		2,386,000	2,197,344	0.18
			17,653,113	1.44

Panama (Cost $15,640,029)
Panama (Rep of), 4.000%, 09/22/2024		1,530,000	1,616,460	0.13
Panama (Rep of), 7.125%, 01/29/2026		869,000	1,044,112	0.09
Panama (Rep of), 8.875%, 09/30/2027		1,637,000	2,209,966	0.18
Panama (Rep of), 9.375%, 04/01/2029		1,592,000	2,230,806	0.18
Panama (Rep of), 6.700%, 01/26/2036		2,969,000	3,904,265	0.32
Panama (Rep of), 4.500%, 05/15/2047		1,520,000	1,691,015	0.14
Panama (Rep of), 4.300%, 04/29/2053		3,191,000	3,470,245	0.28
			16,166,869	1.32

Paraguay (Cost $1,303,166)
Paraguay (Rep of), 4.700%, 03/27/2027		1,246,000	1,292,725	0.10
			1,292,725	0.10

Peru (Cost $38,012,941)
Banco de Credito del Peru, 4.850%, 10/30/2020	PEN	990,000	294,463	0.02
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	5,140,000	1,655,977	0.14
Peru (Rep of), 7.350%, 07/21/2025		4,044,000	5,055,040	0.41

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Peru (continued)
Peru (Rep of), 6.950%, 08/12/2031	PEN	21,535,000	$7,562,378	0.62
Peru (Rep of), 8.750%, 11/21/2033		5,550,000	8,769,056	0.72
Peru (Rep of), 5.400%, 08/12/2034[4]	PEN	10,341,000	3,152,521	0.26
Peru (Rep of), 5.350%, 08/12/2040[4]	PEN	6,968,000	1,963,312	0.16
Peru (Rep of), 5.625%, 11/18/2050		6,083,000	9,109,292	0.74
Petroleos del Peru S.A., 5.625%, 06/19/2047		1,918,000	1,870,069	0.15
			39,432,108	3.22

Philippines (Cost $23,250,539)
Philippines (Rep of), 4.950%, 01/15/2021	PHP	11,000,000	217,333	0.02
Philippines (Rep of), 3.900%, 11/26/2022	PHP	35,000,000	671,083	0.05
Philippines (Rep of), 10.625%, 03/16/2025		1,730,000	2,368,872	0.19
Philippines (Rep of), 9.500%, 02/02/2030		3,152,000	5,009,910	0.41
Philippines (Rep of), 7.750%, 01/14/2031		3,360,000	4,925,995	0.40
Philippines (Rep of), 6.375%, 10/23/2034		2,828,000	4,016,938	0.33
Philippines (Rep of), 6.250%, 01/14/2036	PHP	15,000,000	334,219	0.03
Philippines (Rep of), 05/05/2045[11]		1,191,000	1,220,119	0.10
Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/2024		4,346,000	5,093,770	0.42
			23,858,239	1.95

Poland (Cost $9,418,186)
Poland (Rep of), 2.750%, 04/25/2028	PLN	15,011,000	3,989,012	0.32
Poland (Rep of), 2.750%, 10/25/2029	PLN	19,564,000	5,249,143	0.43
			9,238,155	0.75

Qatar (Cost $19,816,389)
Qatar (Rep of), 3.250%, 06/02/2026		4,637,000	4,897,831	0.40
Qatar (Rep of), 5.103%, 04/23/2048		5,090,000	6,337,050	0.52
Qatar (Rep of), 4.817%, 03/14/2049		8,340,000	10,031,219	0.82
			21,266,100	1.74

Romania (Cost $7,043,188)
Romania (Rep of), 6.750%, 02/07/2022		1,550,000	1,651,091	0.14
Romania (Rep of), 4.375%, 08/22/2023		3,302,000	3,427,113	0.28
Romania (Rep of), 6.125%, 01/22/2044		658,000	780,041	0.06
Romania (Rep of), 3.375%, 01/28/2050	EUR	1,290,000	1,197,949	0.10
			7,056,194	0.58

Russian Federation (Cost $43,256,051)
CEDC Finance Corp. International, Inc., 10.000%, 12/31/2022[4]		1,071,532	835,795	0.07
Russian Federal Bond - OFZ, 7.400%, 12/07/2022	RUB	74,448,000	1,054,284	0.08
Russian Federal Bond - OFZ, 7.400%, 07/17/2024	RUB	162,465,000	2,341,396	0.19
Russian Federal Bond - OFZ, 7.750%, 09/16/2026	RUB	324,001,000	4,833,243	0.39
Russian Federal Bond - OFZ, 7.950%, 10/07/2026	RUB	81,233,000	1,224,884	0.10
Russian Federal Bond - OFZ, 7.050%, 01/19/2028	RUB	259,680,000	3,762,233	0.31
Russian Federal Bond - OFZ, 6.900%, 05/23/2029	RUB	164,990,000	2,376,785	0.19

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Russian Federation (continued)
Russian Federal Bond - OFZ, 8.500%, 09/17/2031	RUB	280,759,000	$4,527,515	0.37
Russian Federal Bond - OFZ, 7.700%, 03/23/2033	RUB	300,544,000	4,609,185	0.38
Russian Federal Bond - OFZ, 7.250%, 05/10/2034	RUB	44,033,000	654,418	0.05
Russian Foreign Bond - Eurobond, 4.250%, 06/23/2027		1,800,000	1,948,767	0.16
Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029		3,400,000	3,752,920	0.31
Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047		6,200,000	7,674,422	0.63
SCF Capital Designated Activity Co., 5.375%, 06/16/2023		3,453,000	3,557,481	0.29
			43,153,328	3.52

Saudi Arabia (Cost $15,917,649)
Saudi (Rep of), 5.000%, 04/17/2049		5,217,000	5,757,053	0.47
Saudi (Rep of), 5.250%, 01/16/2050		5,100,000	5,783,247	0.47
Saudi (Rep of), 3.750%, 01/21/2055		3,417,000	3,134,831	0.26
Saudi (Rep of), 4.500%, 04/22/2060[4]		1,592,000	1,585,075	0.13
			16,260,206	1.33

Senegal (Cost $1,656,567)
Senegal (Rep of), 6.750%, 03/13/2048		1,807,000	1,499,810	0.12
			1,499,810	0.12

South Africa (Cost $46,002,596)
Eskom Holdings SOC Ltd., 7.125%, 02/11/2025		3,551,000	2,592,230	0.21
Eskom Holdings SOC Ltd., 8.450%, 08/10/2028		1,360,000	965,600	0.08
South Africa (Rep of), 5.875%, 05/30/2022		1,442,000	1,480,213	0.12
South Africa (Rep of), 10.500%, 12/21/2026	ZAR	28,969,000	1,716,369	0.14
South Africa (Rep of), 4.300%, 10/12/2028		5,531,000	4,646,151	0.38
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	75,734,000	3,507,569	0.29
South Africa (Rep of), 5.875%, 06/22/2030		1,157,000	1,061,547	0.09
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	2,950,000	122,978	0.01
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	73,029,000	3,276,315	0.27
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	31,743,140	1,412,319	0.11
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	38,094,480	1,625,210	0.13
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	33,638,980	1,372,637	0.11
South Africa (Rep of), 5.000%, 10/12/2046		1,267,000	944,521	0.08
South Africa (Rep of), 5.650%, 09/27/2047		3,788,000	2,926,230	0.24
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	91,472,690	3,704,211	0.30
South Africa (Rep of), 5.750%, 09/30/2049		2,180,000	1,700,574	0.14
			33,054,674	2.70

Sri Lanka (Cost $10,723,000)
Sri Lanka (Rep of), 6.825%, 07/18/2026		1,451,000	827,069	0.07
Sri Lanka (Rep of), 6.200%, 05/11/2027		2,550,000	1,427,960	0.12
Sri Lanka (Rep of), 6.750%, 04/18/2028		600,000	338,998	0.03
Sri Lanka (Rep of), 7.850%, 03/14/2029		3,328,000	1,880,353	0.15
Sri Lanka (Rep of), 7.550%, 03/28/2030		3,038,000	1,731,391	0.14
			6,205,771	0.51

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Suriname (Cost $2,681,386)
Suriname (Rep of), 9.250%, 10/26/2026		2,751,000	$997,238	0.08
			997,238	0.08

Thailand (Cost $5,765,749)
Thailand (Rep of), 3.400%, 06/17/2036	THB	58,477,000	2,281,203	0.19
Thailand (Rep of), 3.300%, 06/17/2038	THB	79,504,000	3,127,590	0.26
Thailand (Rep of), 2.875%, 06/17/2046	THB	4,854,000	172,614	0.01
Thailand (Rep of), 3.600%, 06/17/2067	THB	42,050,000	1,724,461	0.14
			7,305,868	0.60

Turkey (Cost $50,925,246)
Turkey (Rep of), 7.000%, 06/05/2020		1,147,000	1,148,661	0.09
Turkey (Rep of), 5.625%, 03/30/2021		770,000	773,850	0.06
Turkey (Rep of), 3.000%, 02/23/2022	TRY	2,379,300	773,277	0.06
Turkey (Rep of), 10.700%, 08/17/2022	TRY	14,170,000	2,084,092	0.17
Turkey (Rep of), 6.250%, 09/26/2022		1,780,000	1,783,749	0.15
Turkey (Rep of), 3.250%, 03/23/2023		1,500,000	1,383,120	0.11
Turkey (Rep of), 7.250%, 12/23/2023		1,238,000	1,252,873	0.10
Turkey (Rep of), 5.750%, 03/22/2024		2,370,000	2,283,860	0.19
Turkey (Rep of), 6.350%, 08/10/2024		3,510,000	3,442,102	0.28
Turkey (Rep of), 5.600%, 11/14/2024		5,926,000	5,644,515	0.46
Turkey (Rep of), 7.375%, 02/05/2025		2,614,000	2,655,688	0.22
Turkey (Rep of), 8.000%, 03/12/2025	TRY	1,610,000	204,201	0.02
Turkey (Rep of), 4.250%, 03/13/2025		5,795,000	5,157,550	0.42
Turkey (Rep of), 10.600%, 02/11/2026	TRY	9,170,000	1,277,857	0.11
Turkey (Rep of), 11.000%, 02/24/2027	TRY	1,994,000	279,579	0.02
Turkey (Rep of), 6.000%, 03/25/2027		2,608,000	2,392,058	0.20
Turkey (Rep of), 10.500%, 08/11/2027	TRY	5,956,000	816,346	0.07
Turkey (Rep of), 6.125%, 10/24/2028		2,340,000	2,123,784	0.17
Turkey (Rep of), 7.625%, 04/26/2029		1,396,000	1,376,037	0.11
Turkey (Rep of), 6.875%, 03/17/2036		840,000	758,100	0.06
Turkey (Rep of), 6.750%, 05/30/2040		1,385,000	1,192,862	0.10
Turkey (Rep of), 6.000%, 01/14/2041		965,000	772,000	0.06
Turkey (Rep of), 4.875%, 04/16/2043		4,412,000	3,193,626	0.26
Turkey (Rep of), 5.750%, 05/11/2047		4,535,000	3,445,403	0.28
			46,215,190	3.77

Ukraine (Cost $47,076,183)
DTEK Finance PLC, 10.750%, (100% Cash), 12/31/2024[6]		5,040,000	2,343,600	0.19
Metinvest B.V., 7.750%, 04/23/2023		3,555,000	2,484,945	0.20
Ukraine (Rep of), 16.000%, 08/11/2021[4]	UAH	9,165,000	341,391	0.03
Ukraine (Rep of), 17.250%, 01/05/2022[4]	UAH	9,276,000	347,239	0.03
Ukraine (Rep of), 17.000%, 05/11/2022[4]	UAH	8,814,000	334,927	0.03
Ukraine (Rep of), 7.750%, 09/01/2022		1,202,000	1,144,905	0.09
Ukraine (Rep of), 7.750%, 09/01/2023		3,290,000	3,117,275	0.25
Ukraine (Rep of), 8.994%, 02/01/2024		2,121,000	2,065,277	0.17

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Ukraine (continued)
Ukraine (Rep of), 7.750%, 09/01/2024		1,450,000	$1,366,590	0.11
Ukraine (Rep of), 15.840%, 02/26/2025[4]	UAH	35,105,000	1,294,460	0.11
Ukraine (Rep of), 7.750%, 09/01/2025		6,033,000	5,625,772	0.46
Ukraine (Rep of), 7.750%, 09/01/2026		3,955,000	3,648,361	0.30
Ukraine (Rep of), 7.750%, 09/01/2027		2,375,000	2,171,553	0.18
Ukraine (Rep of), 9.750%, 11/01/2028		2,871,000	2,805,024	0.23
Ukraine (Rep of), 7.375%, 09/25/2032		12,201,000	10,797,885	0.88
Ukraine Railways Via Shortline PLC, 9.875%, 09/15/2021		471,000	447,978	0.04
Ukreximbank Via Biz Finance PLC, 9.750%, 01/22/2025		2,050,000	1,982,596	0.16
			42,319,778	3.46

United Arab Emirates (Cost $4,720,577)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		3,500,000	3,353,000	0.27
Abu Dhabi (Gov’t of), 3.875%, 04/16/2050[4]		1,050,000	1,118,460	0.09
			4,471,460	0.36

Uruguay (Cost $23,614,514)
Uruguay (Rep of), 9.875%, 06/20/2022	UYU	20,413,000	453,783	0.04
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	46,011,000	906,789	0.07
Uruguay (Rep of), 4.375%, 12/15/2028	UYU	8,870,757	411,394	0.03
Uruguay (Rep of), 7.875%, 01/15/2033		3,056,000	4,274,611	0.35
Uruguay (Rep of), 7.625%, 03/21/2036		2,454,000	3,401,882	0.28
Uruguay (Rep of), 4.125%, 11/20/2045		2,064,235	2,121,022	0.17
Uruguay (Rep of), 5.100%, 06/18/2050		1,766,000	2,004,428	0.16
Uruguay (Rep of), 4.975%, 04/20/2055		5,490,974	6,191,128	0.51
Uruguay Monetary Regulation Bill, 0.000%, 06/10/2020[3]	UYU	28,920,000	675,592	0.06
Uruguay Monetary Regulation Bill, 0.000%, 07/03/2020[3]	UYU	57,711,000	1,340,097	0.11
Uruguay Monetary Regulation Bill, 0.000%, 12/18/2020[3]	UYU	1,910,000	41,762	—
Uruguay Monetary Regulation Bill, 0.000%, 02/05/2021[3]	UYU	4,775,000	102,426	0.01
Uruguay Monetary Regulation Bill, 0.000%, 02/19/2021[3,12]	UYU	11,867,000	254,434	0.02
Uruguay Monetary Regulation Bill, 0.000%, 03/10/2021[3]	UYU	25,359,000	537,404	0.04
Uruguay Monetary Regulation Bill, 0.000%, 06/09/2021[3]	UYU	26,553,000	545,118	0.04
Uruguay Monetary Regulation Bill, 0.000%, 12/08/2021[3]	UYU	22,722,000	439,266	0.04
			23,701,136	1.93

Venezuela (Cost $49,980,027)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020		28,100,000	3,582,750	0.29
Petroleos de Venezuela S.A., 9.000%, 11/17/2021[7]		3,789,076	142,090	0.01
Petroleos de Venezuela S.A., 12.750%, 02/17/2022[7]		1,695,000	63,563	0.01
Petroleos de Venezuela S.A., 5.375%, 04/12/2027[7]		1,590,000	59,625	0.01
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[7]		5,253,147	196,993	0.02
Venezuela (Rep of), 7.750%, 10/13/2019[7,8]		1,638,000	131,040	0.01
Venezuela (Rep of), 12.750%, 08/23/2022[7]		3,246,000	259,680	0.02
Venezuela (Rep of), 9.000%, 05/07/2023[7]		1,407,000	112,560	0.01
Venezuela (Rep of), 8.250%, 10/13/2024[7]		3,213,200	257,056	0.02
Venezuela (Rep of), 11.750%, 10/21/2026[7]		12,976,000	1,038,080	0.08

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Venezuela (continued)
Venezuela (Rep of), 9.250%, 09/15/2027[7]		3,647,000	$291,760	0.02
Venezuela (Rep of), 9.250%, 05/07/2028[7]		2,317,000	185,360	0.02
Venezuela (Rep of), 11.950%, 08/05/2031[7]		21,478,800	1,718,304	0.14
			8,038,861	0.66

Vietnam (Cost $3,633,503)
Vietnam (Rep of), 4.800%, 11/19/2024		3,511,000	3,660,040	0.30
			3,660,040	0.30

Zambia (Cost $13,833,151)
First Quantum Minerals Ltd., 7.250%, 04/01/2023		3,710,000	3,367,196	0.27
First Quantum Minerals Ltd., 6.500%, 03/01/2024		3,980,000	3,507,176	0.29
Zambia (Rep of), 5.375%, 09/20/2022		1,421,000	464,838	0.04
Zambia (Rep of), 8.500%, 04/14/2024		1,490,000	484,250	0.04
Zambia (Rep of), 8.970%, 07/30/2027		5,170,000	1,681,284	0.14
			9,504,744	0.78

Total Debt Securities (Cost $1,406,621,272)			1,078,738,003	88.10

Bank Loans

United Arab Emirates (Cost $36,830,663)
DP World Ltd., 4.250%, 09/30/2022[12]		39,900,000	36,309,000	2.97
			36,309,000	2.97

Total Bank Loans (Cost $36,830,663)			36,309,000	2.97

Credit Linked Notes

Indonesia (Cost $4,468,714)
Indonesia (Rep of), Issued by Standard Chartered, 12.800%, 06/17/2021[4]	IDR	1,840,000,000	133,294	0.01
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/19/2024[4]	IDR	6,958,000,000	485,890	0.04
Indonesia (Rep of), Issued by Standard Chartered, 8.125%, 05/17/2024[4]	IDR	5,702,000,000	396,409	0.03
Indonesia (Rep of), Issued by Standard Chartered, 11.000%, 09/17/2025[4]	IDR	3,602,000,000	278,028	0.02
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/24/2027[4]	IDR	10,298,000,000	665,144	0.06
Indonesia (Rep of), Issued by Standard Chartered, 9.000%, 03/20/2029[4]	IDR	11,300,000,000	808,049	0.07
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/19/2030[4]	IDR	8,356,000,000	656,440	0.05
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/17/2034[4]	IDR	13,035,000,000	891,678	0.07
			4,314,932	0.35

Total Credit Linked Notes (Cost $4,468,714)			4,314,932	0.35

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities

Niger (Cost $265,038)
Savannah Energy PLC *	GBP	682,262	$66,670	0.01
			66,670	0.01

Russian Federation (Cost $130,309)
Roust Corp. *,12		8,407	30,265	—
			30,265	—

Total Equity Securities (Cost $395,347)			96,935	0.01

Total Investments in Securities (Cost $1,448,315,996)			1,119,458,870	91.43

Total Investments (Total Cost $1,448,315,996)			1,119,458,870	91.43

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			104,933,286	8.57

Net Assets			$1,224,392,156	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of April 30, 2020 is disclosed.
[3]	Zero coupon bond.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[5]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[6]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[7]	Issuer has defaulted on terms of debt obligation.
[8]	Maturity has been extended under the terms of a plan of reorganization.
[9]	Security has been deemed worthless and is a Level 3 investment.
[10]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[11]	When issued security. Coupon rate was not in effect at April 30, 2020.
[12]	Security is a Level 3 investment.

Percentages shown are based on net assets.

At April 30, 2020, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/05/2020	JP Morgan	United States Dollar	800,390	Brazilian Real	4,036,351	$58,460
05/06/2020	Merrill Lynch	Ukraine Hryvnia	21,519,352	United States Dollar	728,400	67,184
05/06/2020	Merrill Lynch	United States Dollar	857,894	Ukraine Hryvnia	21,519,352	62,309

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/14/2020	HSBC Bank	Romanian Leu	13,554,312	United States Dollar	3,013,007	$50,391
05/14/2020	Barclays	Ukraine Hryvnia	21,363,980	United States Dollar	722,000	64,971
05/14/2020	Citibank	United States Dollar	849,985	Ukraine Hryvnia	21,363,980	63,014
05/20/2020	Deutsche Bank	Indonesian Rupiah	33,203,094,384	United States Dollar	2,003,321	196,816
05/20/2020	Barclays	Ukraine Hryvnia	10,660,330	United States Dollar	361,000	30,614
05/20/2020	Standard Chartered	United States Dollar	740,000	Indonesian Rupiah	11,114,800,000	3,500
05/22/2020	Goldman Sachs	Ukraine Hryvnia	26,014,256	United States Dollar	878,860	75,916
05/22/2020	Citibank	United States Dollar	244,920	Ukraine Hryvnia	6,164,625	18,665
05/22/2020	JP Morgan	United States Dollar	173,349	Ukraine Hryvnia	4,439,480	10,412
05/22/2020	Merrill Lynch	United States Dollar	604,028	Ukraine Hryvnia	15,410,151	38,444
05/29/2020	BNP Paribas	Chinese Offshore Yuan	40,552,901	United States Dollar	5,711,990	12,984
05/29/2020	Morgan Stanley	Chinese Offshore Yuan	47,737,000	United States Dollar	6,720,965	18,210
05/29/2020	Standard Chartered	Chinese Offshore Yuan	45,808,000	United States Dollar	6,452,831	14,021
05/29/2020	Barclays	Czech Koruna	247,800,657	United States Dollar	9,723,011	301,250
05/29/2020	Merrill Lynch	Hungarian Forint	3,106,570,085	United States Dollar	9,468,580	184,698
05/29/2020	Barclays	Indian Rupee	629,085,600	United States Dollar	8,071,668	239,219
05/29/2020	BNP Paribas	Polish Zloty	1,053,653	United States Dollar	250,822	3,071
05/29/2020	Deutsche Bank	Polish Zloty	39,905,469	United States Dollar	9,565,212	50,590
05/29/2020	Merrill Lynch	Polish Zloty	25,118,289	United States Dollar	6,014,772	37,844
05/29/2020	Merrill Lynch	Romanian Leu	20,237,430	United States Dollar	4,545,184	18,837
05/29/2020	JP Morgan	South African Rand	3,017,588	United States Dollar	161,050	1,224
05/29/2020	BNP Paribas	Thai Baht	32,836,178	United States Dollar	998,971	15,901
05/29/2020	HSBC Bank	Thai Baht	27,000,000	United States Dollar	819,697	14,795
05/29/2020	Citibank	United States Dollar	4,248,000	Chinese Offshore Yuan	30,004,474	12,179
05/29/2020	JP Morgan	United States Dollar	1,415,970	Russian Ruble	104,555,225	18,674
06/30/2020	Barclays	Czech Koruna	26,584,012	United States Dollar	1,044,965	30,855
06/30/2020	JP Morgan	Czech Koruna	26,584,000	United States Dollar	1,039,697	36,123
06/30/2020	Merrill Lynch	Israeli Shekel	14,211,061	United States Dollar	4,014,596	69,907
06/30/2020	BNP Paribas	Korean Won	29,211,087,926	United States Dollar	23,927,824	143,514
06/30/2020	Deutsche Bank	Malaysian Ringgit	3,303,105	United States Dollar	757,801	8,382
06/30/2020	Barclays	Philippine Peso	194,782,909	United States Dollar	3,814,710	30,702
06/30/2020	BNP Paribas	Polish Zloty	19,952,469	United States Dollar	4,736,682	71,131
06/30/2020	Merrill Lynch	Polish Zloty	19,953,000	United States Dollar	4,783,802	24,139
06/30/2020	Barclays	Russian Ruble	678,523,073	United States Dollar	9,026,995	1,274
06/30/2020	ANZ	Singapore Dollar	25,494,895	United States Dollar	17,856,444	228,077
06/30/2020	JP Morgan	Taiwan Dollar	458,880,796	United States Dollar	15,407,991	197,469
06/30/2020	HSBC Bank	Thai Baht	170,770,000	United States Dollar	5,225,392	52,870
06/30/2020	Morgan Stanley	Thai Baht	242,524,540	United States Dollar	7,422,782	73,314
06/30/2020	Barclays	Turkish Lira	51,284,858	United States Dollar	7,159,090	53,604
06/30/2020	Deutsche Bank	United States Dollar	468,000	Indonesian Rupiah	7,066,425,600	8,308
06/30/2020	JP Morgan	United States Dollar	3,345,000	Indonesian Rupiah	50,717,391,750	45,682
07/31/2020	Merrill Lynch	Chilean Peso	1,221,968,386	United States Dollar	1,433,394	34,076

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

07/31/2020	HSBC Bank	Mexican Peso	626,233,174	United States Dollar	25,245,230	$374,195
07/31/2020	Merrill Lynch	Mexican Peso	200,445,386	United States Dollar	8,088,933	111,360
07/31/2020	HSBC Bank	United States Dollar	2,020,264	Peruvian Nuevo Sol	6,813,341	11,686

Subtotal Appreciation						3,290,861

05/05/2020	HSBC Bank	Brazilian Real	27,904,801	United States Dollar	5,492,152	(362,910)
05/05/2020	Barclays	United States Dollar	5,835,000	Brazilian Real	32,492,781	(137,568)
05/05/2020	Deutsche Bank	United States Dollar	7,505,000	Brazilian Real	42,248,458	(260,781)
05/20/2020	BNP Paribas	United States Dollar	1,202,674	Euro	1,106,094	(9,917)
05/20/2020	HSBC Bank	United States Dollar	9,741,594	Euro	8,952,231	(72,588)
05/20/2020	JP Morgan	United States Dollar	454,000	Indonesian Rupiah	7,170,930,000	(21,167)
05/20/2020	Morgan Stanley	United States Dollar	442,000	Indonesian Rupiah	6,972,550,000	(20,022)
05/29/2020	HSBC Bank	Chinese Offshore Yuan	189,421,973	United States Dollar	27,172,855	(431,590)
05/29/2020	ANZ	Indian Rupee	961,268,638	United States Dollar	12,787,079	(87,703)
05/29/2020	BNP Paribas	Russian Ruble	39,176,872	United States Dollar	527,664	(4,097)
05/29/2020	Merrill Lynch	Russian Ruble	1,654,983,600	United States Dollar	25,398,532	(3,281,012)
05/29/2020	Barclays	Thai Baht	160,000,000	United States Dollar	5,071,621	(126,481)
05/29/2020	Deutsche Bank	Thai Baht	83,000,000	United States Dollar	2,633,265	(67,974)
05/29/2020	BNP Paribas	United States Dollar	1,365,000	Czech Koruna	34,487,339	(30,114)
05/29/2020	BNP Paribas	United States Dollar	775,000	Hungarian Forint	254,898,120	(17,064)
05/29/2020	Barclays	United States Dollar	714,270	Indian Rupee	54,927,363	(11,379)
05/29/2020	HSBC Bank	United States Dollar	1,555,000	Indian Rupee	121,694,300	(52,710)
05/29/2020	Morgan Stanley	United States Dollar	4,490,000	Indian Rupee	344,383,000	(59,664)
05/29/2020	BNP Paribas	United States Dollar	1,215,000	Polish Zloty	5,094,313	(12,548)
05/29/2020	UBS	United States Dollar	659,220	Polish Zloty	2,762,489	(6,442)
05/29/2020	Barclays	United States Dollar	2,939,820	South African Rand	56,110,000	(77,549)
05/29/2020	BNP Paribas	United States Dollar	1,230,000	South African Rand	23,038,472	(8,916)
05/29/2020	Merrill Lynch	United States Dollar	835,000	Thai Baht	27,150,025	(4,129)
06/02/2020	JP Morgan	Brazilian Real	35,563,256	United States Dollar	6,597,395	(76,141)
06/02/2020	Deutsche Bank	United States Dollar	9,294,550	Brazilian Real	50,872,788	(34,021)
06/30/2020	JP Morgan	Romanian Leu	12,696,637	United States Dollar	2,856,708	(5,573)
06/30/2020	HSBC Bank	Russian Ruble	678,523,000	United States Dollar	9,058,689	(30,422)
06/30/2020	Barclays	United States Dollar	154,180	Indonesian Rupiah	2,440,668,904	(4,593)
06/30/2020	BNP Paribas	United States Dollar	134,579	Indonesian Rupiah	2,135,760,990	(4,359)
06/30/2020	Citibank	United States Dollar	318,774	Indonesian Rupiah	5,052,566,097	(9,911)
06/30/2020	Deutsche Bank	United States Dollar	673,958	Indonesian Rupiah	10,688,979,950	(21,392)
06/30/2020	HSBC Bank	United States Dollar	258,582	Indonesian Rupiah	4,102,404,698	(8,292)
06/30/2020	JP Morgan	United States Dollar	510,000	Indonesian Rupiah	8,065,650,000	(14,695)
06/30/2020	Morgan Stanley	United States Dollar	905,000	Korean Won	1,106,272,000	(6,621)
06/30/2020	Merrill Lynch	United States Dollar	2,955,761	South African Rand	56,109,213	(52,494)
06/30/2020	Barclays	United States Dollar	1,110,000	Taiwan Dollar	32,964,780	(11,055)
07/31/2020	JP Morgan	United States Dollar	575,000	Chilean Peso	490,446,250	(13,980)
07/31/2020	Credit Suisse	United States Dollar	7,718,386	Colombian Peso	31,359,031,606	(141,943)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

07/31/2020	JP Morgan	United States Dollar	1,255,000	Colombian Peso	5,102,830,000	$(24,055)
07/31/2020	Merrill Lynch	United States Dollar	1,435,000	Peruvian Nuevo Sol	4,901,960	(10,101)

Subtotal Depreciation						(5,633,973)

Total						$(2,343,112)

At April 30, 2020, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty

CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.575% (Receive Quarterly)	CNY	41,598,000	3/18/2025	$222,674	$(8,514)	JP Morgan
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.580% (Receive Quarterly)	CNY	39,814,000	3/18/2025	214,479	(8,146)	JP Morgan
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.582% (Receive Quarterly)	CNY	20,884,000	3/18/2025	112,730	(4,272)	HSBC Bank
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	5.503% (Receive Lunar)	MXN	206,660,000	6/11/2025	7,973	(4,332)	Merrill Lynch
WIBOR Poland 6 Month Rate (Pay Semiannually)	2.400% (Receive Annually)	PLN	13,970,000	3/26/2023	192,098	(38)	Merrill Lynch

					$749,954	$(25,302)

**Includes cumulative appreciation/depreciation on centrally cleared swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2020:

	Level 1	Level 2	Level 3	Total

Investments
Assets:
Debt Securities
Corporate Bonds	$—	$ 208,349,809	$ —	$ 208,349,809
Corporate Convertible Bonds	—	2,226,295	—	2,226,295
Government Agencies	—	26,165,398	—	26,165,398
Government Bonds	—	826,692,382	—	826,692,382
Index Linked Government Bonds	—	11,949,680	—	11,949,680
Municipal Bonds	—	602,847	—	602,847
Short Term Bills and Notes	—	2,497,158	254,434	2,751,592

Total Debt Securities	—	1,078,483,569	254,434	1,078,738,003
Bank Loans
United Arab Emirates	—	—	36,309,000	36,309,000
Credit Linked Notes
Indonesia	—	4,314,932	—	4,314,932
Equity Securities
Common Stock
Niger	—	66,670	—	66,670
Russian Federation	—	—	30,265	30,265

Total Common Stock	—	66,670	30,265	96,935

Total Investments	$—	$1,082,865,171	$36,593,699	$1,119,458,870

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$ 3,290,861	$—	$ 3,290,861
Centrally Cleared Swap Contracts†	—	749,954	—	749,954
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(5,633,973)	—	(5,633,973)

Total Other Financial Instruments	$—	$(1,593,158)	$—	$(1,593,158)

† Includes cumulative appreciation/depreciation on centrally cleared swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending April 30, 2020:

Category and Subcategory	Beginning Balance at 10/31/2019	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 04/30/2020	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2020

Investments, at value
Bank Loans
United Arab Emirates	$19,279,489	$197,818	$36,814,732	$(19,459,184)	$39,696	$(563,551)	$—	$—	$36,309,000	$(424,311)
Common Stock
Russian Federation	25,221	—	—	—	—	5,044	—	—	30,265	5,044
Short Term Bills and Notes
Uruguay	—	3,762	269,336	—	—	(18,664)	—	—	254,434	(18,664)

Total	$19,304,710	$201,580	$37,084,068	$(19,459,184)	$39,696	$(577,171)	$—	$—	$36,593,699	$(437,931)

The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2020:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 04/30/2020	Valuation Technique	Unobservable Input

Bank Loans	$36,309,000	Broker Quote	Inputs to broker model
Common Stock	30,265	Broker Quote	Inputs to broker model
Short Term Bills and Notes	254,434	Broker Quote	Inputs to broker model

Total	$36,593,699

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2020:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk

Assets:
Unrealized Appreciation on Centrally Cleared Swap Contracts	$—	$749,954	†
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	3,290,861	—

	$3,290,861	$749,954

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(5,633,973)	$—

	$(5,633,973)	$—

† Includes cumulative appreciation/depreciation on centrally cleared swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2020:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(28,365,375)	$—
Net Realized Loss on Interest Rate Swap Contracts	—	(1,115,189)

	$(28,365,375)	$(1,115,189)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(3,477,555)	$—
Net Change in Unrealized Appreciation on Interest Rate Swap Contracts	—	1,908,987

	$(3,477,555)	$1,908,987

* See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $1,070,326)
Argentina POM Politica Monetaria, (Floating, Argentina Blended Historical Policy Rate + 0.000%), 38.038%, 06/21/2020	ARS	10,908,735	$88,387	0.25
Argentina Treasury Bills, 0.000%, 05/13/2020[2]	ARS	4,723,115	19,330	0.05
Argentina Treasury Bills, 0.000%, 07/29/2020[2]	ARS	1,715,999	19,347	0.05
Argentina Treasury Bills, 0.000%, 08/27/2020[2]	ARS	2,636,418	31,411	0.09
Argentina Treasury Bills, 0.000%, 10/29/2020[2]	ARS	8,506,833	105,836	0.30
Bonos del Tesoro Nacional en Pesos Badlar, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.000%), 22.741%, 04/03/2022	ARS	3,021,979	19,406	0.05
Ciudad Autonoma De Buenos Aires, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.250%), 24.157%, 03/29/2024	ARS	5,013,699	28,802	0.08
Provincia de Buenos Aires, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.750%), 23.621%, 04/12/2025[3]	ARS	6,760,000	33,858	0.10
			346,377	0.97

Brazil (Cost $7,828,554)
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2021[2]	BRL	3,562,000	631,970	1.77
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2022[2]	BRL	2,004,000	346,912	0.97
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2022[2]	BRL	2,479,000	416,453	1.17
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2023[2]	BRL	2,670,000	415,305	1.16
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2023	BRL	6,736,000	1,389,680	3.90
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2025	BRL	4,816,000	1,008,922	2.83
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	4,929,000	1,034,824	2.90
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	2,617,000	551,619	1.55
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2031	BRL	440,000	92,165	0.26
			5,887,850	16.51

Chile (Cost $1,797,099)
Bonos de la Tesoreria de la Republica, 1.500%, 03/01/2026	CLP	7,500	282,621	0.79
Bonos de la Tesoreria de la Republica, 1.900%, 09/01/2030	CLP	1,000	40,432	0.11
Bonos de la Tesoreria de la Republica, 2.000%, 03/01/2035	CLP	3,500	147,062	0.41
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2021	CLP	495,000,000	613,038	1.72
Bonos de la Tesoreria de la Republica en pesos, 4.700%, 09/01/2030[3]	CLP	85,000,000	120,402	0.34
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	CLP	270,000,000	405,580	1.14
			1,609,135	4.51

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
China (Cost $343,708)
China (Rep of), 12/05/2026[4]	CNY	2,320,000	$345,409	0.97
			345,409	0.97

Colombia (Cost $2,061,114)
Colombian TES, 4.750%, 02/23/2023	COP	4,197,000	310,620	0.87
Colombian TES, 7.500%, 08/26/2026	COP	2,001,600,000	539,636	1.51
Colombian TES, 3.300%, 03/17/2027	COP	3,771,000	267,829	0.75
Colombian TES, 5.750%, 11/03/2027	COP	128,900,000	30,854	0.09
Colombian TES, 6.000%, 04/28/2028	COP	135,800,000	32,652	0.09
Colombian TES, 7.750%, 09/18/2030	COP	926,200,000	246,447	0.69
Colombian TES, 7.000%, 06/30/2032	COP	351,900,000	87,798	0.25
Colombian TES, 3.000%, 03/25/2033	COP	735,000	48,983	0.14
Colombian TES, 7.250%, 10/18/2034	COP	570,600,000	144,672	0.40
			1,709,491	4.79

Czech Republic (Cost $413,003)
Czech (Rep of), 0.950%, 05/15/2030	CZK	1,440,000	56,304	0.16
Czech (Rep of), 2.000%, 10/13/2033	CZK	6,960,000	302,419	0.85
Czech (Rep of), 4.200%, 12/04/2036	CZK	620,000	34,685	0.09
			393,408	1.10

Dominican Republic (Cost $159,333)
Dominican (Rep of), 9.750%, 06/05/2026	DOP	8,050,000	118,175	0.33
			118,175	0.33

Hungary (Cost $1,191,799)
Hungary (Rep of), 3.000%, 06/26/2024	HUF	70,740,000	232,938	0.65
Hungary (Rep of), 5.500%, 06/24/2025	HUF	143,170,000	532,090	1.49
Hungary (Rep of), 3.000%, 10/27/2027	HUF	24,500,000	82,730	0.23
Hungary (Rep of), 6.750%, 10/22/2028	HUF	22,820,000	98,108	0.28
Hungary (Rep of), 3.000%, 08/21/2030	HUF	49,840,000	170,007	0.48
			1,115,873	3.13

Indonesia (Cost $3,450,079)
Indonesia (Rep of), 8.250%, 07/15/2021	IDR	3,298,000,000	228,310	0.64
Indonesia (Rep of), 6.500%, 06/15/2025	IDR	3,610,000,000	235,894	0.66
Indonesia (Rep of), 8.375%, 09/15/2026	IDR	5,527,000,000	385,961	1.08
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	661,000,000	42,694	0.12
Indonesia (Rep of), 6.125%, 05/15/2028	IDR	8,628,000,000	518,848	1.46
Indonesia (Rep of), 9.000%, 03/15/2029	IDR	300,000,000	21,453	0.06
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	1,935,000,000	132,205	0.37
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	6,786,000,000	429,976	1.21
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	2,679,000,000	188,723	0.53
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	2,690,000,000	172,134	0.48
Indonesia (Rep of), 6.625%, 05/15/2033	IDR	5,855,000,000	346,146	0.97
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	542,000,000	37,076	0.10
Indonesia (Rep of), 7.500%, 06/15/2035	IDR	2,155,000,000	138,593	0.39

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	3,114,000,000	$211,678	0.59
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	2,598,000,000	177,924	0.50
			3,267,615	9.16

Malaysia (Cost $1,685,780)
Malaysia (Rep of), 3.882%, 03/10/2022	MYR	57,000	13,613	0.04
Malaysia (Rep of), 3.478%, 06/14/2024	MYR	1,176,000	283,223	0.80
Malaysia (Rep of), 4.181%, 07/15/2024	MYR	309,000	76,523	0.22
Malaysia (Rep of), 3.955%, 09/15/2025	MYR	1,164,000	290,207	0.81
Malaysia (Rep of), 3.906%, 07/15/2026	MYR	492,000	121,902	0.34
Malaysia (Rep of), 3.900%, 11/30/2026	MYR	321,000	79,868	0.22
Malaysia (Rep of), 3.899%, 11/16/2027	MYR	238,000	59,491	0.17
Malaysia (Rep of), 3.733%, 06/15/2028	MYR	382,000	94,150	0.26
Malaysia (Rep of), 3.885%, 08/15/2029	MYR	466,000	117,230	0.33
Malaysia (Rep of), 4.498%, 04/15/2030	MYR	195,000	51,069	0.14
Malaysia (Rep of), 4.232%, 06/30/2031	MYR	210,000	54,161	0.15
Malaysia (Rep of), 3.844%, 04/15/2033	MYR	350,000	86,565	0.24
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	447,000	119,302	0.34
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	883,000	221,768	0.62
Malaysia (Rep of), 4.935%, 09/30/2043	MYR	52,000	14,417	0.04
Malaysia (Rep of), 4.921%, 07/06/2048	MYR	123,000	34,711	0.10
			1,718,200	4.82

Mexico (Cost $1,960,508)
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	2,120,000	82,727	0.23
Mexican Bonos, 8.500%, 05/31/2029	MXN	9,660,000	452,478	1.27
Mexican Bonos, 7.750%, 11/23/2034	MXN	2,910,000	127,961	0.36
Mexican Bonos, 8.500%, 11/18/2038	MXN	4,160,000	188,344	0.53
Mexican Bonos, 7.750%, 11/13/2042	MXN	14,500,000	598,344	1.68
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	4,600,000	147,056	0.41
Petroleos Mexicanos, 7.470%, 11/12/2026	MXN	210,000	6,187	0.01
			1,603,097	4.49

Peru (Cost $1,429,390)
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	625,000	201,359	0.57
Peru (Rep of), 5.940%, 02/12/2029[3]	PEN	281,000	93,840	0.26
Peru (Rep of), 6.950%, 08/12/2031	PEN	1,466,000	514,810	1.44
Peru (Rep of), 6.150%, 08/12/2032[3]	PEN	447,000	146,896	0.41
Peru (Rep of), 5.400%, 08/12/2034[3]	PEN	467,000	142,368	0.40
Peru (Rep of), 6.900%, 08/12/2037	PEN	809,000	274,130	0.77
Peru (Rep of), 5.350%, 08/12/2040[3]	PEN	315,000	88,755	0.25
			1,462,158	4.10

Philippines (Cost $337,921)
Philippines (Rep of), 4.950%, 01/15/2021	PHP	5,000,000	98,788	0.27
Philippines (Rep of), 3.900%, 11/26/2022	PHP	10,000,000	191,738	0.54
			290,526	0.81

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Poland (Cost $1,503,202)
Poland (Rep of), 3.250%, 07/25/2025	PLN	1,693,000	$454,837	1.27
Poland (Rep of), 2.500%, 07/25/2026	PLN	560,000	145,711	0.41
Poland (Rep of), 2.500%, 07/25/2027	PLN	244,000	63,549	0.18
Poland (Rep of), 2.750%, 04/25/2028	PLN	976,000	259,361	0.73
Poland (Rep of), 2.750%, 10/25/2029	PLN	2,136,000	573,102	1.61
			1,496,560	4.20
Romania (Cost $87,797)
Romania (Rep of), 5.800%, 07/26/2027	RON	320,000	78,477	0.22
			78,477	0.22

Russian Federation (Cost $3,088,113)
Russian Federal Bond - OFZ, 7.000%, 08/16/2023	RUB	10,745,000	151,750	0.43
Russian Federal Bond - OFZ, 7.400%, 07/17/2024	RUB	8,931,000	128,711	0.36
Russian Federal Bond - OFZ, 7.100%, 10/16/2024	RUB	11,281,000	161,119	0.45
Russian Federal Bond - OFZ, 7.750%, 09/16/2026	RUB	42,899,000	639,940	1.79
Russian Federal Bond - OFZ, 7.950%, 10/07/2026	RUB	4,465,000	67,326	0.19
Russian Federal Bond - OFZ, 8.150%, 02/03/2027	RUB	7,433,000	113,782	0.32
Russian Federal Bond - OFZ, 7.050%, 01/19/2028	RUB	7,267,000	105,284	0.30
Russian Federal Bond - OFZ, 6.900%, 05/23/2029	RUB	5,015,000	72,244	0.20
Russian Federal Bond - OFZ, 7.650%, 04/10/2030	RUB	3,173,000	47,883	0.13
Russian Federal Bond - OFZ, 8.500%, 09/17/2031	RUB	27,642,000	445,755	1.25
Russian Federal Bond - OFZ, 7.700%, 03/23/2033	RUB	40,389,000	619,412	1.74
Russian Federal Bond - OFZ, 7.250%, 05/10/2034	RUB	24,476,000	363,762	1.02
			2,916,968	8.18

South Africa (Cost $3,791,819)
South Africa (Rep of), 10.500%, 12/21/2026	ZAR	5,968,000	353,595	0.99
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	10,085,000	467,080	1.31
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	6,941,000	289,354	0.81
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	3,316,000	148,766	0.42
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	2,123,000	94,457	0.26
South Africa (Rep of), 6.250%, 03/31/2036	ZAR	959,000	32,510	0.09
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	3,300,000	138,154	0.39
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	2,142,000	91,383	0.26
South Africa (Rep of), 6.500%, 02/28/2041	ZAR	2,786,000	90,188	0.25
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	7,858,000	320,645	0.90
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	11,189,000	453,102	1.27
			2,479,234	6.95

Thailand (Cost $1,258,056)
Thailand (Rep of), 4.875%, 06/22/2029	THB	2,771,000	112,833	0.31
Thailand (Rep of), 3.775%, 06/25/2032	THB	4,556,000	178,082	0.50
Thailand (Rep of), 1.600%, 06/17/2035	THB	2,827,000	90,095	0.25
Thailand (Rep of), 3.400%, 06/17/2036	THB	9,402,000	366,775	1.03
Thailand (Rep of), 3.300%, 06/17/2038	THB	5,142,000	202,280	0.57
Thailand (Rep of), 2.875%, 06/17/2046	THB	7,888,000	280,507	0.79

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Thailand (continued)
Thailand (Rep of), 3.600%, 06/17/2067	THB	4,625,000	$189,670	0.53
			1,420,242	3.98

Turkey (Cost $1,125,191)
Turkey (Rep of), 3.000%, 02/23/2022	TRY	245,000	79,625	0.22
Turkey (Rep of), 11.000%, 03/02/2022	TRY	632,000	93,134	0.26
Turkey (Rep of), 8.000%, 03/12/2025	TRY	584,000	74,071	0.21
Turkey (Rep of), 10.600%, 02/11/2026	TRY	1,485,065	206,947	0.58
Turkey (Rep of), 11.000%, 02/24/2027	TRY	534,000	74,872	0.21
Turkey (Rep of), 10.500%, 08/11/2027	TRY	1,425,000	195,314	0.55
Turkey (Rep of), 12.400%, 03/08/2028	TRY	130,000	19,576	0.06
			743,539	2.09

Ukraine (Cost $171,536)
Ukraine (Rep of), 17.000%, 05/11/2022[3]	UAH	662,000	25,156	0.07
Ukraine (Rep of), 15.840%, 02/26/2025[3]	UAH	3,490,000	128,690	0.36
			153,846	0.43

Uruguay (Cost $410,974)
Uruguay (Rep of), 9.875%, 06/20/2022	UYU	1,106,000	24,587	0.07
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	1,805,000	35,573	0.10
Uruguay (Rep of), 4.375%, 12/15/2028	UYU	343,754	15,942	0.04
Uruguay Monetary Regulation Bill, 0.000%, 06/10/2020[2]	UYU	2,872,000	67,092	0.19
Uruguay Monetary Regulation Bill, 0.000%, 07/03/2020[2]	UYU	5,776,000	134,124	0.38
Uruguay Monetary Regulation Bill, 0.000%, 12/18/2020[2]	UYU	102,000	2,230	0.01
Uruguay Monetary Regulation Bill, 0.000%, 02/05/2021[2]	UYU	255,000	5,470	0.01
Uruguay Monetary Regulation Bill, 0.000%, 02/19/2021[2,5]	UYU	268,000	5,746	0.02
Uruguay Monetary Regulation Bill, 0.000%, 03/10/2021[2]	UYU	1,321,000	27,994	0.08
Uruguay Monetary Regulation Bill, 0.000%, 06/09/2021[2]	UYU	599,000	12,297	0.03
Uruguay Monetary Regulation Bill, 0.000%, 12/08/2021[2]	UYU	513,000	9,917	0.03
			340,972	0.96

Total Debt Securities (Cost $35,165,302)			29,497,152	82.70

Credit Linked Notes

Indonesia (Cost $1,912,703)
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/19/2024[3]	IDR	2,600,000,000	181,563	0.51
Indonesia (Rep of), Issued by Standard Chartered, 8.125%, 05/17/2024[3]	IDR	9,817,000,000	682,488	1.91
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/24/2027[3]	IDR	6,950,000,000	448,898	1.26
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/19/2030[3]	IDR	1,064,000,000	83,587	0.23
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/17/2034[3]	IDR	4,693,000,000	321,031	0.90

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), Issued by Standard Chartered, 8.250%, 05/19/2036[3]	IDR	2,022,000,000	$137,448	0.39
			1,855,015	5.20

Total Credit Linked Notes (Cost $1,912,703)			1,855,015	5.20

Total Investments in Securities (Cost $37,078,005)			31,352,167	87.90

Total Investments (Total Cost $37,078,005)			31,352,167	87.90

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			4,315,982	12.10

Net Assets			$35,668,149	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Zero coupon bond.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[4]	When issued security. Coupon rate was not in effect at April 30, 2020.
[5]	Security is a Level 3 investment.

Percentages shown are based on net assets.

At April 30, 2020, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/05/2020	Deutsche Bank	United States Dollar	95,000	Brazilian Real	494,808	$4,048
05/05/2020	HSBC Bank	United States Dollar	1,138,662	Brazilian Real	5,785,372	75,241
05/06/2020	Merrill Lynch	United States Dollar	2,144,387	Ukraine Hryvnia	2,131,975	12,413
05/14/2020	Barclays	Ukraine Hryvnia	2,071,300	United States Dollar	70,000	6,299
05/14/2020	Barclays	United States Dollar	72,950	Ukraine Hryvnia	1,951,413	1,067
05/14/2020	Citibank	United States Dollar	4,770	Ukraine Hryvnia	119,888	354
05/20/2020	Barclays	Ukraine Hryvnia	1,033,550	United States Dollar	35,000	2,968
05/20/2020	Merrill Lynch	United States Dollar	40,138	Ukraine Hryvnia	1,033,550	2,170
05/22/2020	Goldman Sachs	Ukraine Hryvnia	2,539,680	United States Dollar	85,800	7,412
05/22/2020	Citibank	United States Dollar	6,968	Ukraine Hryvnia	175,379	531
05/22/2020	JP Morgan	United States Dollar	76,302	Ukraine Hryvnia	1,925,895	5,617
05/22/2020	Merrill Lynch	United States Dollar	17,184	Ukraine Hryvnia	438,406	1,094
05/29/2020	BNP Paribas	Chinese Offshore Yuan	1,800,098	United States Dollar	253,549	576
05/29/2020	Morgan Stanley	Chinese Offshore Yuan	2,119,000	United States Dollar	298,337	808
05/29/2020	Standard Chartered	Chinese Offshore Yuan	2,033,000	United States Dollar	286,382	622
05/29/2020	Barclays	Czech Koruna	27,944,425	United States Dollar	1,096,462	33,972

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/29/2020	UBS	Czech Koruna	814,584	United States Dollar	32,560	$392
05/29/2020	Merrill Lynch	Hungarian Forint	76,776,270	United States Dollar	234,008	4,565
05/29/2020	BNP Paribas	Polish Zloty	1,369,064	United States Dollar	322,477	7,419
05/29/2020	BNP Paribas	Romanian Leu	302,046	United States Dollar	67,380	739
05/29/2020	Merrill Lynch	Romanian Leu	2,282,433	United States Dollar	512,618	2,125
05/29/2020	JP Morgan	South African Rand	168,473	United States Dollar	8,991	68
05/29/2020	BNP Paribas	Thai Baht	15,925,366	United States Dollar	484,495	7,712
05/29/2020	HSBC Bank	Thai Baht	12,000,000	United States Dollar	364,310	6,576
05/29/2020	Citibank	United States Dollar	142,000	Chinese Offshore Yuan	1,002,974	407
05/29/2020	JP Morgan	United States Dollar	259,780	Russian Ruble	19,182,155	3,426
06/30/2020	Barclays	Czech Koruna	1,093,881	United States Dollar	42,998	1,270
06/30/2020	JP Morgan	Czech Koruna	1,093,800	United States Dollar	42,778	1,486
06/30/2020	Deutsche Bank	Malaysian Ringgit	2,880,663	United States Dollar	660,884	7,310
06/30/2020	BNP Paribas	Polish Zloty	2,943,487	United States Dollar	698,779	10,494
06/30/2020	Merrill Lynch	Polish Zloty	2,943,000	United States Dollar	705,595	3,560
06/30/2020	Barclays	Russian Ruble	39,044,135	United States Dollar	519,439	73
06/30/2020	Barclays	Turkish Lira	639,008	United States Dollar	89,202	668
06/30/2020	Deutsche Bank	United States Dollar	64,000	Indonesian Rupiah	969,305,000	944
06/30/2020	JP Morgan	United States Dollar	177,000	Indonesian Rupiah	2,683,700,550	2,417
07/31/2020	Credit Suisse	Colombian Peso	1,679,361,235	United States Dollar	413,341	7,601
07/31/2020	HSBC Bank	Mexican Peso	53,460,250	United States Dollar	2,155,134	31,944
07/31/2020	UBS	United States Dollar	57,883	Mexican Peso	1,407,676	295
07/31/2020	Deutsche Bank	United States Dollar	67,611	Peruvian Nuevo Sol	229,241	30

Subtotal Appreciation						256,713

05/05/2020	Standard Chartered	Brazilian Real	1,077,583	United States Dollar	205,000	(6,927)
05/05/2020	Barclays	United States Dollar	350,000	Brazilian Real	1,949,010	(8,252)
05/05/2020	Deutsche Bank	United States Dollar	370,000	Brazilian Real	2,075,515	(11,505)
05/14/2020	HSBC Bank	United States Dollar	36,870	Romanian Leu	165,863	(617)
05/20/2020	Deutsche Bank	United States Dollar	357,446	Indonesian Rupiah	5,706,782,254	(20,703)
05/20/2020	JP Morgan	United States Dollar	36,000	Indonesian Rupiah	568,620,000	(1,678)
05/20/2020	Morgan Stanley	United States Dollar	117,000	Indonesian Rupiah	1,845,265,000	(5,273)
05/29/2020	BNP Paribas	Russian Ruble	4,983,978	United States Dollar	67,118	(511)
05/29/2020	Merrill Lynch	Russian Ruble	35,998,745	United States Dollar	552,462	(71,368)
05/29/2020	Barclays	Thai Baht	29,000,000	United States Dollar	919,231	(22,925)
05/29/2020	Deutsche Bank	Thai Baht	15,000,000	United States Dollar	475,891	(12,284)
05/29/2020	JP Morgan	Thai Baht	2,569,242	United States Dollar	80,551	(1,143)
05/29/2020	HSBC Bank	United States Dollar	347,925	Chinese Offshore Yuan	2,465,398	(122)
05/29/2020	UBS	United States Dollar	133,760	Polish Zloty	560,504	(1,302)
05/29/2020	Barclays	United States Dollar	357,850	South African Rand	6,830,000	(9,440)
05/29/2020	Barclays	United States Dollar	197,891	Thai Baht	6,463,256	(1,870)
05/29/2020	HSBC Bank	United States Dollar	69,000	Thai Baht	2,240,637	(252)
06/02/2020	Deutsche Bank	United States Dollar	1,685,812	Brazilian Real	9,227,122	(6,171)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

06/30/2020	JP Morgan	Romanian Leu	1,959,127	United States Dollar	440,798	$(860)
06/30/2020	HSBC Bank	Russian Ruble	39,044,000	United States Dollar	521,261	(1,750)
06/30/2020	Barclays	United States Dollar	10,722	Indonesian Rupiah	169,722,283	(319)
06/30/2020	BNP Paribas	United States Dollar	234,426	Indonesian Rupiah	3,692,200,863	(5,763)
06/30/2020	Citibank	United States Dollar	22,183	Indonesian Rupiah	351,603,774	(690)
06/30/2020	Deutsche Bank	United States Dollar	46,829	Indonesian Rupiah	742,713,398	(1,486)
06/30/2020	HSBC Bank	United States Dollar	18,002	Indonesian Rupiah	285,603,808	(577)
06/30/2020	JP Morgan	United States Dollar	270,000	Indonesian Rupiah	4,270,050,000	(7,779)
06/30/2020	Barclays	United States Dollar	228,867	Philippine Peso	11,686,164	(1,842)
06/30/2020	Merrill Lynch	United States Dollar	359,765	South African Rand	6,829,414	(6,389)
07/31/2020	UBS	Mexican Peso	4,503,331	United States Dollar	185,000	(767)
07/31/2020	Merrill Lynch	United States Dollar	663,553	Chilean Peso	565,679,030	(15,775)

Subtotal Depreciation						(226,340)

Total						$30,373

At April 30, 2020, the Ashmore Emerging Markets Local Currency Bond Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount	Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
MYR-KLIBOR-BNM 3 Month Rate (Pay Quarterly)	4.055% (Receive Quarterly)	MYR 1,300,000	4/27/2026	$31,378	—	$31,378	HSBC Bank
WIBOR Poland 6 Month Rate (Pay Semiannually)	1.955% (Receive Annually)	PLN 6,400,000	9/24/2020	20,859	—	20,859	BNP Paribas
						$52,237

At April 30, 2020, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
Budapest Interbank 6 Month Rate (Pay Semiannually)	1.795% (Receive Annually)	HUF 93,000,000	10/9/2020	$ 3,807	$51	HSBC Bank
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.535% (Receive Quarterly)	CNY 2,499,000	3/18/2025	12,696	(513)	JP Morgan
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.582% (Receive Quarterly)	CNY 917,000	3/18/2025	4,950	(188)	HSBC Bank
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.580% (Receive Quarterly)	CNY 1,748,000	3/18/2025	9,416	(358)	JP Morgan

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.575% (Receive Quarterly)	CNY 1,826,000	3/18/2025	$ 9,775	$(374)	JP Morgan
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	6.563% (Receive Lunar)	MXN 30,000,000	12/31/2024	61,761	(1,242)	Merrill Lynch
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	7.900% (Receive Lunar)	MXN 3,200,000	6/5/2030	16,464	(306)	HSBC Bank
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	7.055% (Receive Lunar)	MXN 5,100,000	6/5/2030	12,163	(321)	Merrill Lynch
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	5.503% (Receive Lunar)	MXN 13,000,000	6/11/2025	502	(272)	Merrill Lynch
WIBOR Poland 6 Month Rate (Pay Semiannually)	2.400% (Receive Annually)	PLN 2,556,000	3/26/2023	35,147	(7)	Merrill Lynch

				$166,681	$(3,530)

** Includes cumulative appreciation/depreciation on centrally cleared swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2020:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$ 235,970	$ —	$ 235,970
Government Agencies	—	201,359	—	201,359
Government Bonds	—	27,634,859	—	27,634,859
Index Linked Government Bonds	—	1,193,114	—	1,193,114
Municipal Bonds	—	62,660	—	62,660
Short Term Bills and Notes	—	163,444	5,746	169,190

Total Debt Securities	—	29,491,406	5,746	29,497,152
Credit Linked Notes
Indonesia	—	1,855,015	—	1,855,015

Total Investments	$—	$31,346,421	$5,746	$31,352,167

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$ 256,713	$—	$ 256,713
Interest Rate Swap Contracts	—	52,237	—	52,237
Centrally Cleared Swap Contracts†	—	166,681	—	166,681
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(226,340)	—	(226,340)

Total Other Financial Instruments	$—	$ 249,291	$—	$ 249,291

† Includes cumulative appreciation/depreciation on centrally cleared swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending April 30, 2020:

Category and Subcategory	Beginning Balance at 04/30/2020	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 04/30/2020	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2020

Investments, at value
Short Term Bills and Notes
Uruguay	$—	$85	$6,083	$—	$—	$(422)	$—	$—	$5,746	$(422)

Total	$—	$85	$6,083	$—	$—	$(422)	$—	$—	$5,746	$(422)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2020:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 04/30/2020	Valuation Technique	Unobservable Input
Short Term Bills and Notes	$5,746	Broker Quote	Inputs to broker model
Total	$5,746

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2020:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk

Assets:
Unrealized Appreciation on Centrally Cleared Swap Contracts	$—	$166,681	†
Unrealized Appreciation on Interest Rate Swap Contracts	—	52,237
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	256,713	—

	$256,713	$218,918

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(226,340)	$—

	$(226,340)	$—

† Includes cumulative appreciation/depreciation on centrally cleared swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2020:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(679,647)	$—
Net Realized Loss on Interest Rate Swap Contracts	—	(54,038)

	$(679,647)	$(54,038)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(251,428)	$—
Net Change in Unrealized Appreciation on Interest Rate Swap Contracts	—	228,879

	$(251,428)	$228,879

* See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $17,360,261)
Genneia S.A., 8.750%, 01/20/2022		970,000	$533,500	0.18
IRSA Propiedades Comerciales S.A., 8.750%, 03/23/2023		1,565,000	790,341	0.26
Pampa Energia S.A., 7.375%, 07/21/2023		4,370,000	2,851,425	0.95
Pampa Energia S.A., 7.500%, 01/24/2027		1,550,000	939,300	0.31
Telecom Argentina S.A., 6.500%, 06/15/2021[2]		645,000	583,731	0.20
YPF S.A., 8.500%, 03/23/2021		2,465,000	1,546,812	0.52
YPF S.A., 8.750%, 04/04/2024		5,645,000	3,013,019	1.01
YPF S.A., 8.500%, 07/28/2025		1,615,000	783,275	0.26
			11,041,403	3.69

Brazil (Cost $60,313,966)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.327%), 9.250%, 04/15/2023[3]		1,015,000	1,002,313	0.34
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[3]		1,258,000	1,028,415	0.34
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 6.362%), 9.000%, 06/18/2024[3]		1,020,000	975,120	0.33
Braskem Netherlands Finance B.V., 5.875%, 01/31/2050		1,185,000	909,488	0.30
CSN Islands XI Corp., 6.750%, 01/28/2028		4,225,000	2,756,812	0.92
CSN Resources S.A., 7.625%, 04/17/2026		2,185,000	1,551,350	0.52
Gerdau Trade, Inc., 4.875%, 10/24/2027		1,250,000	1,201,000	0.40
GTL Trade Finance, Inc., 7.250%, 04/16/2044		525,000	573,563	0.19
GTL Trade Finance, Inc./Gerdau Holdings, Inc., 5.893%, 04/29/2024		409,000	411,045	0.14
InterCement Financial Operations B.V., 5.750%, 07/17/2024		5,550,000	2,333,220	0.78
Itau Unibanco Holding S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.981%), 6.125%, 12/12/2022[3]		1,075,000	997,063	0.33
JBS Investments GmbH, 6.250%, 02/05/2023		1,298,000	1,286,655	0.43
JBS Investments II GmbH, 5.750%, 01/15/2028		1,640,000	1,599,000	0.53
MARB BondCo PLC, 7.000%, 03/15/2024		1,005,000	982,388	0.33
NBM US Holdings, Inc., 7.000%, 05/14/2026		2,070,000	1,992,375	0.67
NBM US Holdings, Inc., 6.625%, 08/06/2029		2,690,000	2,504,255	0.84
Oi S.A., 10.000%, 07/27/2025		6,100,000	4,544,500	1.52
Petrobras Global Finance B.V., 6.850%, 06/05/2115		10,460,000	9,780,100	3.27
Rede D’or Finance S.a.r.l., 4.500%, 01/22/2030		2,205,000	1,866,091	0.62
Samarco Mineracao S.A., 4.125%, 11/01/2022[4]		7,173,000	2,797,470	0.93
Samarco Mineracao S.A., 5.750%, 10/24/2023[4]		4,823,000	1,929,200	0.64
Samarco Mineracao S.A., 5.375%, 09/26/2024[4]		1,195,000	478,000	0.16
St Marys Cement, Inc., 5.750%, 01/28/2027		1,515,000	1,528,271	0.51
Suzano Austria GmbH, 5.000%, 01/15/2030		365,000	345,969	0.12
Unigel Luxembourg S.A., 8.750%, 10/01/2026		1,640,000	977,456	0.33
Vale Overseas Ltd., 6.250%, 08/10/2026		915,000	1,002,840	0.34
Vale Overseas Ltd., 8.250%, 01/17/2034		590,000	751,666	0.25

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Brazil (continued)
Votorantim Cimentos International S.A., 7.250%, 04/05/2041		1,290,000	$1,412,550	0.47
			49,518,175	16.55

Chile (Cost $4,909,657)
Colbun S.A., 3.150%, 03/06/2030		400,000	381,000	0.13
Corp Nacional del Cobre de Chile, 3.750%, 01/15/2031[5]		810,000	820,716	0.27
Empresa Nacional del Petroleo, 5.250%, 11/06/2029		460,000	480,901	0.16
Enel Chile S.A., 4.875%, 06/12/2028		485,000	531,075	0.18
GNL Quintero S.A., 4.634%, 07/31/2029		1,170,000	1,212,412	0.40
Inversiones CMPC S.A., 4.750%, 09/15/2024		890,000	928,807	0.31
Sociedad Quimica y Minera de Chile S.A., 4.250%, 01/22/2050		530,000	474,350	0.16
			4,829,261	1.61

China (Cost $36,549,827)
CFLD Cayman Investment Ltd., 8.600%, 04/08/2024		3,285,000	2,940,075	0.98
China Evergrande Group, 11.500%, 01/22/2023		1,069,000	954,179	0.32
China Evergrande Group, 9.500%, 03/29/2024		1,225,000	986,125	0.33
China Evergrande Group, 8.750%, 06/28/2025		2,545,000	2,008,410	0.67
China Hongqiao Group Ltd., 7.125%, 07/22/2022		1,295,000	1,074,850	0.36
Country Garden Holdings Co. Ltd., 7.125%, 04/25/2022		650,000	667,875	0.22
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022		970,000	950,807	0.32
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023		1,125,000	1,073,131	0.36
Far East Energy Bermuda Ltd., 13.000%, 01/15/2016[4,5,6,7]		282,201	—	—
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		1,953,000	1,809,170	0.60
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		1,010,000	943,090	0.32
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024		2,735,000	2,332,536	0.78
KWG Group Holdings Ltd., 5.875%, 11/10/2024		2,185,000	1,979,533	0.66
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022		2,545,000	1,068,900	0.36
Ronshine China Holdings Ltd., 8.750%, 10/25/2022		1,055,000	1,051,044	0.35
Scenery Journey Ltd., 12.000%, 10/24/2023		3,335,000	2,906,130	0.97
Sunac China Holdings Ltd., 7.500%, 02/01/2024		1,035,000	996,483	0.33
Sunac China Holdings Ltd., 6.500%, 01/10/2025		1,090,000	1,008,665	0.34
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020		2,785,000	979,986	0.33
Xiaomi Best Time International Ltd., 3.375%, 04/29/2030[5]		700,000	687,697	0.23
Zhenro Properties Group Ltd., 9.800%, 08/20/2021		1,015,000	1,025,396	0.34
Zhenro Properties Group Ltd., 8.650%, 01/21/2023		748,000	728,686	0.24
Zhenro Properties Group Ltd., 9.150%, 05/06/2023		985,000	968,419	0.32
Zhenro Properties Group Ltd., 7.875%, 04/14/2024		1,120,000	1,006,154	0.34
Zhongrong International Resources Co. Ltd., 7.250%, 10/26/2020		2,570,000	647,617	0.22
			30,794,958	10.29

Colombia (Cost $13,767,050)
Banco Bilbao Vizcaya Argentaria Colombia S.A., 4.875%, 04/21/2025		150,000	149,625	0.05
Bancolombia S.A., 3.000%, 01/29/2025		445,000	411,905	0.14

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Colombia (continued)
Bancolombia S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.944%), 4.625%, 12/18/2029[3]		1,240,000	$1,069,500	0.36
Ecopetrol S.A., 7.375%, 09/18/2043		790,000	815,912	0.27
Ecopetrol S.A., 5.875%, 05/28/2045		545,000	478,020	0.16
Frontera Energy Corp., 9.700%, 06/25/2023		5,150,000	3,527,750	1.18
Grupo Aval Ltd., 4.375%, 02/04/2030		1,800,000	1,512,000	0.51
Grupo de Inversiones Suramericana S.A., 5.500%, 04/29/2026		240,000	240,002	0.08
Millicom International Cellular S.A., 6.250%, 03/25/2029		1,540,000	1,509,200	0.50
Promigas S.A. ESP/Gases del Pacifico S.A.C., 3.750%, 10/16/2029		1,100,000	991,100	0.33
SURA Asset Management S.A., 4.375%, 04/11/2027[2]		300,000	292,503	0.10
			10,997,517	3.68

Czech Republic (Cost $1,965,282)
New World Resources N.V., 8.000%, 04/07/2020[4,6,7]	EUR	1,685,299	—	—
New World Resources N.V., 4.000%, 10/07/2020[4,7]	EUR	700,590	—	—
New World Resources N.V., 16.423%, 10/07/2020[4,5,7,8,9]	EUR	101,612	—	—
			—	—

Ecuador (Cost $8,534,793)
International Airport Finance S.A., 12.000%, 03/15/2033		6,610,000	4,098,200	1.37
Petroamazonas EP, 4.625%, 11/06/2020		1,598,334	719,250	0.24
			4,817,450	1.61

Egypt (Cost $3,113,522)
ADES International Holding PLC, 8.625%, 04/24/2024		3,090,000	2,349,018	0.79
			2,349,018	0.79

Guatemala (Cost $1,266,894)
Comunicaciones Celulares S.A. Via Comcel Trust, 6.875%, 02/06/2024		1,266,000	1,266,000	0.42
			1,266,000	0.42

India (Cost $1,498,134)
Adani Transmission Ltd., 4.250%, 05/21/2036		400,000	349,002	0.12
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		373,000	324,700	0.11
Power Finance Corp. Ltd., 4.500%, 06/18/2029		675,000	618,010	0.20
			1,291,712	0.43

Indonesia (Cost $9,733,919)
Adaro Indonesia PT, 4.250%, 10/31/2024		905,000	803,188	0.27
Eterna Capital Pte. Ltd., 8.000%, 12/11/2022[10]		4,894,525	2,358,438	0.79
Indonesia Asahan Aluminium Persero PT, 6.530%, 11/15/2028		710,000	768,575	0.26
Minejesa Capital B.V., 4.625%, 08/10/2030		1,660,000	1,584,802	0.53
Pertamina Persero PT, 6.000%, 05/03/2042		930,000	980,817	0.33
Perusahaan Listrik Negara PT, 4.125%, 05/15/2027		714,000	708,645	0.23
			7,204,465	2.41

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Iraq (Cost $11,423,226)
DNO A.S.A., 8.750%, 05/31/2023[5]		4,400,000	$2,816,000	0.94
DNO A.S.A., 8.375%, 05/29/2024[5]		3,130,000	1,971,900	0.66
Oilflow SPV 1 DAC, 12.000%, 01/13/2022		4,081,875	2,938,795	0.98
			7,726,695	2.58

Israel (Cost $14,577,198)
Altice Financing S.A., 7.500%, 05/15/2026		2,625,000	2,736,563	0.92
ICL Ltd., 6.375%, 05/31/2038[5]		821,000	903,853	0.30
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/2036		2,220,000	2,075,700	0.69
Teva Pharmaceutical Finance Netherlands III B.V., 7.125%, 01/31/2025		1,860,000	1,926,588	0.64
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		6,840,000	7,034,940	2.35
			14,677,644	4.90

Jamaica (Cost $13,318,364)
Digicel Group One Ltd., 8.250%, 12/30/2022		5,892,000	3,476,280	1.16
Digicel Group Two Ltd., 8.250%, 09/30/2022		5,533,000	165,990	0.06
Digicel Group Two Ltd., 9.125%, 04/01/2024		8,850,410	265,513	0.09
Digicel Ltd., 6.000%, 04/15/2021		1,320,000	792,013	0.26
			4,699,796	1.57

Kazakhstan (Cost $1,395,369)
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		780,000	895,596	0.30
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		425,000	404,855	0.14
			1,300,451	0.44

Kuwait (Cost $2,846,910)
NBK Tier 1 Financing Ltd., (Variable, USD Swap 6Y + 4.119%), 5.750%, 04/09/2021[3]		2,755,000	2,619,454	0.88
			2,619,454	0.88

Malaysia (Cost $1,191,172)
Petronas Capital Ltd., 3.500%, 04/21/2030[5]		700,000	733,074	0.25
Petronas Capital Ltd., 4.550%, 04/21/2050[5]		500,000	541,736	0.18
			1,274,810	0.43

Mexico (Cost $32,392,685)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		1,735,000	1,694,748	0.57
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		1,170,000	1,091,025	0.36
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.035%), 6.875%, 07/06/2022[3]		1,810,000	1,420,868	0.47
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.353%), 7.625%, 01/10/2028[3]		1,635,000	1,316,175	0.44
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 04/17/2025[5]		930,000	954,412	0.32
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[3]		2,305,000	1,993,825	0.67

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Cemex S.A.B. de C.V., 5.450%, 11/19/2029		2,285,000	$1,885,125	0.63
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		1,458,250	1,305,134	0.44
Grupo Posadas S.A.B. de C.V., 7.875%, 06/30/2022		1,035,000	405,203	0.14
Industrias Penoles S.A.B. de C.V., 4.150%, 09/12/2029[2]		800,000	756,240	0.25
Minera Mexico S.A. de C.V., 4.500%, 01/26/2050		540,000	464,670	0.15
Orbia Advance Corp. S.A.B. de C.V., 5.875%, 09/17/2044		680,000	651,957	0.22
Orbia Advance Corp. S.A.B. de C.V., 5.500%, 01/15/2048		565,000	524,749	0.17
Petroleos Mexicanos, 6.500%, 03/13/2027		1,755,000	1,430,325	0.48
Petroleos Mexicanos, 6.750%, 09/21/2047		4,230,000	2,908,125	0.97
Petroleos Mexicanos, 7.690%, 01/23/2050		3,525,000	2,590,875	0.87
Petroleos Mexicanos, 6.950%, 01/28/2060		2,700,000	1,890,027	0.63
Trust Fibra Uno, 5.250%, 12/15/2024		1,020,000	962,625	0.32
Trust Fibra Uno, 6.390%, 01/15/2050		2,088,000	1,860,951	0.62
			26,107,059	8.72

Mongolia (Cost $3,708,808)
Mongolian Mining Corp., 1.797%, 10/01/2020[8]		3,390,888	1,661,535	0.55
Mongolian Mining Corp./Energy Resources LLC, 9.250%, 04/15/2024		2,295,000	1,366,549	0.46
			3,028,084	1.01

Morocco (Cost $2,568,820)
OCP S.A., 5.625%, 04/25/2024		625,000	668,510	0.22
OCP S.A., 4.500%, 10/22/2025		1,180,000	1,217,453	0.41
OCP S.A., 6.875%, 04/25/2044		510,000	603,075	0.20
			2,489,038	0.83

Niger (Cost $—)
Savannah Petroleum PLC, 65.040%, 05/30/2021[7]		348,642	—	—
			—	—

Panama (Cost $4,440,840)
Banco General S.A., 4.125%, 08/07/2027		465,000	458,030	0.15
Banistmo S.A., 3.650%, 09/19/2022		1,445,000	1,398,052	0.47
C&W Senior Financing DAC, 6.875%, 09/15/2027		1,040,000	1,027,000	0.34
Cable Onda S.A., 4.500%, 01/30/2030		1,315,000	1,249,250	0.42
			4,132,332	1.38

Peru (Cost $3,432,360)
Banco Internacional del Peru S.A.A. Interbank, 3.250%, 10/04/2026		205,000	195,777	0.06
Intercorp Financial Services, Inc., 4.125%, 10/19/2027		790,000	742,600	0.25
Intercorp Peru Ltd., 3.875%, 08/15/2029		620,000	555,272	0.19
Kallpa Generacion S.A., 4.875%, 05/24/2026		550,000	559,625	0.19
Kallpa Generacion S.A., 4.125%, 08/16/2027		1,205,000	1,180,912	0.39
			3,234,186	1.08

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Poland (Cost $2,008,080)
Walnut Bidco PLC, 9.125%, 08/01/2024		1,940,000	$1,628,591	0.54
			1,628,591	0.54

Qatar (Cost $1,336,092)
QNB Finance Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 2.988%, 05/31/2021		1,328,000	1,321,453	0.44
			1,321,453	0.44

Romania (Cost $1,378,663)
NE Property B.V., 1.875%, 10/09/2026	EUR	1,245,000	1,118,671	0.37
			1,118,671	0.37

Russian Federation (Cost $15,371,315)
CEDC Finance Corp. International, Inc., 10.000%, 12/31/2022[5]		5,052,696	3,941,103	1.32
Credit Bank of Moscow Via CBOM Finance PLC, (Variable, USD Swap 5Y + 5.416%), 7.500%, 10/05/2027[3]		6,225,000	5,446,875	1.82
Severstal OAO Via Steel Capital S.A., 5.900%, 10/17/2022		380,000	404,692	0.13
Sovcombank Via SovCom Capital DAC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.427%), 8.000%, 04/07/2030[3]		3,290,000	3,191,958	1.07
VEON Holdings B.V., 4.000%, 04/09/2025		890,000	920,189	0.31
			13,904,817	4.65

Saudi Arabia (Cost $6,177,827)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039[2]		1,710,000	1,650,492	0.55
Samba Funding Ltd., 2.750%, 10/02/2024		1,185,000	1,167,225	0.39
Saudi Arabian Oil Co., 4.250%, 04/16/2039		530,000	546,135	0.18
Saudi Arabian Oil Co., 4.375%, 04/16/2049		1,170,000	1,192,583	0.40
Saudi Electricity Global Sukuk Co. 2, 5.060%, 04/08/2043		203,000	214,798	0.07
Saudi Electricity Global Sukuk Co. 3, 5.500%, 04/08/2044		910,000	1,018,013	0.34
			5,789,246	1.93

Singapore (Cost $2,334,989)
DBS Group Holdings Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.915%), 3.300%, 02/27/2025[3]		1,000,000	925,250	0.31
GLP Pte. Ltd., 3.875%, 06/04/2025		405,000	375,360	0.12
Puma International Financing S.A., 5.000%, 01/24/2026		949,000	598,965	0.20
United Overseas Bank Ltd., (Variable, USD Swap 5Y + 1.794%), 3.875%, 10/19/2023[3]		465,000	448,147	0.15
			2,347,722	0.78

South Africa (Cost $4,733,656)
Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024		695,000	709,804	0.24
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		1,355,000	1,429,864	0.48
Liquid Telecommunications Financing PLC, 8.500%, 07/13/2022		2,175,000	1,845,487	0.61
Prosus N.V., 3.680%, 01/21/2030		300,000	300,255	0.10
			4,285,410	1.43

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
South Korea (Cost $405,032)
Shinhan Financial Group Co. Ltd., 3.340%, 02/05/2030		400,000	$403,506	0.14
			403,506	0.14

Tanzania (Cost $1,108,069)
HTA Group Ltd., 9.125%, 03/08/2022		1,095,000	1,077,480	0.36
			1,077,480	0.36

Thailand (Cost $2,569,663)
Bangkok Bank PCL, 9.025%, 03/15/2029		605,000	766,496	0.26
Bangkok Bank PCL, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.900%), 3.733%, 09/25/2034[3]		745,000	664,019	0.22
Thaioil Treasury Center Co. Ltd., 3.500%, 10/17/2049		1,050,000	883,512	0.29
			2,314,027	0.77

Turkey (Cost $6,941,710)
Akbank T.A.S., (Variable, USD Swap 5Y + 5.026%), 7.200%, 03/16/2027[3]		695,000	632,450	0.21
Akbank T.A.S., (Variable, USD Swap 5Y + 4.029%), 6.797%, 04/27/2028[3]		1,980,000	1,676,268	0.56
Turkiye Garanti Bankasi A.S., (Variable, USD Swap 5Y + 4.220%), 6.125%, 05/24/2027[3]		2,400,000	2,039,376	0.68
Turkiye Is Bankasi A.S., (Variable, USD Swap 5Y + 5.117%), 7.000%, 06/29/2028[3]		2,415,000	2,076,900	0.70
			6,424,994	2.15

Ukraine (Cost $16,952,457)
DTEK Finance PLC, 10.750%, (100% Cash), 12/31/2024[10]		6,384,568	2,968,824	0.99
Metinvest B.V., 8.500%, 04/23/2026		3,482,000	2,315,530	0.78
Metinvest B.V., 7.750%, 10/17/2029		3,000,000	1,922,160	0.64
MHP Lux S.A., 6.250%, 09/19/2029		1,815,000	1,524,891	0.51
VF Ukraine PAT via VFU Funding PLC, 6.200%, 02/11/2025		2,465,000	2,268,293	0.76
			10,999,698	3.68

United Arab Emirates (Cost $10,418,504)
Abu Dhabi National Energy Co. PJSC, 6.500%, 10/27/2036		380,000	460,750	0.15
Abu Dhabi National Energy Co. PJSC, 4.000%, 10/03/2049		870,000	870,174	0.29
Aldar Sukuk No. 2 Ltd., 3.875%, 10/22/2029		660,000	647,757	0.22
DP World Crescent Ltd., 3.750%, 01/30/2030		1,055,000	929,012	0.31
DP World PLC, 6.850%, 07/02/2037		1,040,000	1,124,500	0.38
EMG Sukuk Ltd., 4.564%, 06/18/2024		1,140,000	1,108,764	0.37
First Abu Dhabi Bank PJSC, (Variable, USD Swap 5Y + 3.350%), 5.250%, 06/17/2020[3]		2,775,000	2,559,938	0.85
MAF Global Securities Ltd., 4.750%, 05/07/2024		700,000	681,100	0.23
Tabreed Sukuk SPC Ltd., 5.500%, 10/31/2025		1,095,000	1,148,370	0.38
			9,530,365	3.18

Venezuela (Cost $8,318,882)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020		7,112,500	906,844	0.30

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Venezuela (continued)
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[4]		6,744,093	$252,903	0.09
			1,159,747	0.39

Zambia (Cost $7,552,795)
First Quantum Minerals Ltd., 7.250%, 04/01/2023		4,420,000	4,011,592	1.34
First Quantum Minerals Ltd., 6.875%, 03/01/2026		3,505,000	3,073,885	1.03
			7,085,477	2.37

Total Debt Securities (Cost $337,916,791)			264,790,712	88.48

Bank Loans

Brazil (Cost $2,100,000)
Samarco Mineracao S.A., 3.887%, 12/31/2049[11]		3,000,000	990,000	0.33
			990,000	0.33

Czech Republic (Cost $362,933)
New World Resources N.V., 8.500%, 10/07/2016[6,7]	EUR	549,096	—	—
			—	—

Ghana (Cost $3,000,000)
Karpower International B.V., 10.380%, 11/16/2023[11]		3,000,000	2,940,000	0.98
			2,940,000	0.98

United Arab Emirates (Cost $12,058,922)
DP World Ltd., 4.250%, 09/30/2022[11]		12,516,226	11,389,766	3.81
DP World Ltd., 5.750%, 09/30/2022[11]		422,832	380,549	0.13
			11,770,315	3.94

Total Bank Loans (Cost $17,521,855)			15,700,315	5.25

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities

Czech Republic (Cost $1,093,253)
New World Resources PLC, Class A*,7	GBP	36,580,138	$—	—
			—	—

Niger (Cost $877,496)
Savannah Energy PLC*	GBP	2,258,852	220,733	0.07
			220,733	0.07

Russian Federation (Cost $655,356)
Roust Corp.*,11		13,359	48,093	0.02

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Russian Federation (continued)
Roust Corp., Class C*,11		28,922	$104,119	0.03
			152,212	0.05

Total Equity Securities (Cost $2,626,105)			372,945	0.12

Total Investments (Total Cost $358,064,751)			280,863,972	93.85

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			18,412,162	6.15

Net Assets			$299,276,134	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	All or a portion of security is held as collateral for reverse repurchase agreements.
[3]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[4]	Issuer has defaulted on terms of debt obligation.
[5]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[6]	Maturity has been extended under the terms of a plan of reorganization.
[7]	Security has been deemed worthless and is a Level 3 investment.
[8]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[9]

Restricted security that has been deemed illiquid. At April 30, 2020 the value of these restricted illiquid securities amount to $0 or 0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST

New World Resources N.V., 16.423%, 10/07/2020	10/07/2014	$-

[10]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[11]	Security is a Level 3 investment.

Percentages shown are based on net assets.

At April 30, 2020, the Ashmore Emerging Markets Corporate Income Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/20/2020	Merrill Lynch	Euro	581,828	United States Dollar	631,287	$6,561

Subtotal Appreciation						6,561

05/20/2020	HSBC Bank	United States Dollar	1,732,975	Euro	1,592,552	(12,913)

Subtotal Depreciation						(12,913)

Total						$(6,352)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2020:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$245,899,854	$ —	$245,899,854

Corporate Convertible Bonds	—	6,797,431	—	6,797,431
Financial Certificates	—	5,066,714	—	5,066,714
Government Agencies	—	7,026,713	—	7,026,713

Total Debt Securities	—	264,790,712	—	264,790,712
Bank Loans
Brazil	—	—	990,000	990,000
Ghana	—	—	2,940,000	2,940,000
United Arab Emirates	—	—	11,770,315	11,770,315

Total Bank Loans	—	—	15,700,315	15,700,315
Equity Securities
Common Stock
Niger	—	220,733	—	220,733
Russian Federation	—	—	152,212	152,212

Total Common Stock	—	220,733	152,212	372,945

Total Investments	$—	$265,011,445	$15,852,527	$280,863,972

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$ 6,561	$—	$ 6,561
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(12,913)	—	(12,913)

Total Other Financial Instruments	$—	$ (6,352)	$—	$ (6,352)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending April 30, 2020:

Category and Subcategory	Beginning Balance at 10/31/2019	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 04/30/2020	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2020

Investments, at value
Bank Loans
Brazil	$1,980,000	$—	$—	$—	$—	$(990,000)	$—	$—	$990,000	$(990,000)
Ghana	3,007,500	—	—	—	—	(67,500)	—	—	2,940,000	(67,500)
Malaysia	1,118,410	2,179	—	(1,158,973)	38,817	(433)	—	—	—	—
Nigeria	542,727	(23,413)	—	(988,772)	(23,413)	492,871	—	—	—	—
United Arab Emirates	11,820,491	150,926	119,299	(28,600)	2,275	(294,076)	—	—	11,770,315	(294,076)
Common stock
Russian Federation	126,843	—	—	—	—	25,369	—	—	152,212	25,369

Total	$18,595,971	$129,692	$119,299	$(2,176,345)	$17,679	$(833,769)	$—	$—	$15,852,527	$(1,326,207)

The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2020:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 04/30/2020	Valuation Technique	Unobservable Input

Bank Loans	$15,700,315	Broker Quote	Inputs to broker model

Common Stock	152,212	Broker Quote	Inputs to broker model

Total	$15,852,527

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2020:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$ 6,561

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(12,913)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2020:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$60,304

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(6,352)

* See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $176,329,067)
Argentina (Rep of), 6.875%, 04/22/2021		126,557,000	$36,132,023	6.96
Argentina (Rep of), 5.625%, 01/26/2022		44,404,000	12,322,110	2.37
Empresa Distribuidora Y Comercializadora Norte, 9.750%, 10/25/2022		650,000	371,319	0.07
Genneia S.A., 8.750%, 01/20/2022		3,855,000	2,120,250	0.41
IRSA Propiedades Comerciales S.A., 8.750%, 03/23/2023		8,490,000	4,287,535	0.83
Mastellone Hermanos S.A., 12.625%, 07/03/2021		1,720,000	1,272,800	0.25
Pampa Energia S.A., 7.375%, 07/21/2023		4,250,000	2,773,125	0.53
Pan American Energy LLC, 7.875%, 05/07/2021		1,586,667	1,479,567	0.29
Telecom Argentina S.A., 6.500%, 06/15/2021		4,689,000	4,243,592	0.82
YPF S.A., 8.500%, 03/23/2021		19,550,000	12,267,820	2.36
YPF S.A., 8.750%, 04/04/2024		655,000	349,606	0.07
			77,619,747	14.96

Brazil (Cost $49,894,141)
Banco do Brasil S.A., 5.875%, 01/26/2022		5,520,000	5,595,955	1.08
CSN Resources S.A., 7.625%, 02/13/2023		19,000,000	14,915,000	2.88
InterCement Financial Operations B.V., 5.750%, 07/17/2024		5,940,000	2,497,176	0.48
JBS Investments GmbH, 6.250%, 02/05/2023		3,630,000	3,598,274	0.69
MARB BondCo PLC, 7.000%, 03/15/2024		9,575,000	9,359,562	1.80
Petrobras Global Finance B.V., 4.375%, 05/20/2023		655,000	635,350	0.12
Petrobras Global Finance B.V., 6.250%, 03/17/2024		4,680,000	4,744,584	0.92
			41,345,901	7.97

China (Cost $106,239,683)
Central China Real Estate Ltd., 7.250%, 04/24/2023		9,130,000	8,563,272	1.65
Central China Real Estate Ltd., 7.900%, 11/07/2023		2,615,000	2,459,071	0.47
China Evergrande Group, 8.250%, 03/23/2022		14,475,000	12,738,897	2.45
China Evergrande Group, 9.500%, 04/11/2022		1,120,000	1,003,799	0.19
China Evergrande Group, 11.500%, 01/22/2023		1,853,000	1,653,969	0.32
China Evergrande Group, 10.000%, 04/11/2023		10,205,000	8,725,275	1.68
China Hongqiao Group Ltd., 7.125%, 07/22/2022		1,600,000	1,328,000	0.26
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022		1,900,000	1,862,406	0.36
GCL New Energy Holdings Ltd., 7.100%, 01/30/2021		12,500,000	4,676,405	0.90
Kaisa Group Holdings Ltd., 11.250%, 04/09/2022		2,660,000	2,620,100	0.51
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		7,678,000	7,112,549	1.37
Kaisa Group Holdings Ltd., 11.950%, 10/22/2022		4,360,000	4,245,550	0.82
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023		9,590,000	9,159,815	1.77
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		3,930,000	3,669,647	0.71
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022		6,470,000	2,717,400	0.52
Ronshine China Holdings Ltd., 8.750%, 10/25/2022		3,075,000	3,063,469	0.59
Scenery Journey Ltd., 11.000%, 11/06/2020		4,172,000	4,173,007	0.80
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020		2,640,000	928,963	0.18
Yuzhou Properties Co. Ltd., 6.000%, 10/25/2023		4,735,000	4,172,719	0.80

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
China (continued)
Zhenro Properties Group Ltd., 8.700%, 08/03/2022		4,000,000	$3,932,590	0.76
Zhenro Properties Group Ltd., 9.150%, 05/06/2023		2,385,000	2,344,853	0.45
			91,151,756	17.56

Colombia (Cost $4,935,247)
Frontera Energy Corp., 9.700%, 06/25/2023		4,680,000	3,205,800	0.62
			3,205,800	0.62

Ecuador (Cost $182,069,691)
Ecuador (Rep of), 10.750%, 03/28/2022		88,667,000	28,041,826	5.40
Ecuador (Rep of), 8.750%, 06/02/2023		40,585,000	12,581,350	2.42
Ecuador (Rep of), 7.950%, 06/20/2024		32,467,000	10,105,678	1.95
Petroamazonas EP, 4.625%, 11/06/2020		15,052,243	6,773,510	1.31
			57,502,364	11.08

Egypt (Cost $3,122,423)
ADES International Holding PLC, 8.625%, 04/24/2024		3,005,000	2,284,401	0.44
			2,284,401	0.44

India (Cost $1,068,219)
Greenko Dutch B.V., 4.875%, 07/24/2022		1,100,000	1,011,582	0.19
			1,011,582	0.19

Indonesia (Cost $118,998)
Eterna Capital Pte. Ltd., 7.500%, (100% Cash), 12/11/2022[2]		148,310	115,216	0.02
			115,216	0.02

Iraq (Cost $17,635,434)
DNO A.S.A., 8.750%, 05/31/2023[3]		11,600,000	7,424,000	1.43
DNO A.S.A., 8.375%, 05/29/2024[3]		2,995,000	1,886,850	0.37
Oilflow SPV 1 DAC, 12.000%, 01/13/2022		2,686,250	1,933,998	0.37
			11,244,848	2.17

Jamaica (Cost $18,831,338)
Digicel Group One Ltd., 8.250%, 12/30/2022		7,000,000	4,130,000	0.80
Digicel Group Two Ltd., 8.250%, 09/30/2022		1,991,000	59,730	0.01
Digicel Ltd., 6.000%, 04/15/2021		12,990,000	7,794,130	1.50
			11,983,860	2.31

Kazakhstan (Cost $6,297,886)
Halyk Savings Bank of Kazakhstan JSC, 5.500%, 12/21/2022		6,286,524	6,128,041	1.18
			6,128,041	1.18

Lebanon (Cost $152,417,841)
Lebanon (Rep of), 6.375%, 03/09/2020[4,5]		43,712,000	6,884,640	1.33
Lebanon (Rep of), 5.800%, 04/14/2020[4,5]		29,248,000	4,606,560	0.89
Lebanon (Rep of), 6.150%, 06/19/2020[4]		19,996,000	3,149,370	0.61
Lebanon (Rep of), 8.250%, 04/12/2021[4]		59,195,000	9,323,213	1.79

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Lebanon (continued)
Lebanon (Rep of), 6.100%, 10/04/2022[4]		12,566,000	$1,979,145	0.38
			25,942,928	5.00

Mexico (Cost $3,576,826)
BBVA Bancomer S.A., 6.500%, 03/10/2021		841,000	855,726	0.17
Grupo Posadas S.A.B. de C.V., 7.875%, 06/30/2022		2,805,000	1,098,157	0.21
			1,953,883	0.38

Oman (Cost $2,034,742)
Bank Muscat SAOG, 4.875%, 03/14/2023		1,200,000	1,047,048	0.20
National Bank of Oman SAOG, 5.625%, 09/25/2023		750,000	673,500	0.13
			1,720,548	0.33

Peru (Cost $1,228,514)
Ajecorp B.V., 6.500%, 05/14/2022		1,435,000	1,252,038	0.24
			1,252,038	0.24

Poland (Cost $3,037,001)
Walnut Bidco PLC, 9.125%, 08/01/2024		2,945,000	2,472,269	0.48
			2,472,269	0.48

Russian Federation (Cost $1,551,598)
Koks OAO Via Koks Finance DAC, 7.500%, 05/04/2022		1,500,000	1,401,240	0.27
			1,401,240	0.27

South Africa (Cost $12,537,283)
Liquid Telecommunications Financing PLC, 8.500%, 07/13/2022		12,500,000	10,606,250	2.04
			10,606,250	2.04

Tanzania (Cost $844,222)
HTA Group Ltd., 9.125%, 03/08/2022		830,000	816,720	0.16
			816,720	0.16

Turkey (Cost $11,348,319)
Turkiye Is Bankasi A.S., 6.000%, 10/24/2022		6,140,000	5,725,550	1.10
Yapi ve Kredi Bankasi A.S., 5.500%, 12/06/2022		5,610,000	5,105,100	0.99
			10,830,650	2.09

Ukraine (Cost $52,243,467)
DTEK Finance PLC, 10.750%, (100% Cash), 12/31/2024[2]		10,296,000	4,787,640	0.92
Metinvest B.V., 7.500%, 12/31/2021		5,017,278	4,560,947	0.88
Metinvest B.V., 7.500%, (100% Cash), 12/31/2021[2]		158,403	143,996	0.03
Metinvest B.V., 7.750%, 04/23/2023		15,752,000	11,010,648	2.12
MHP SE, 7.750%, 05/10/2024		3,770,000	3,659,765	0.70
Ukraine (Rep of), 7.750%, 09/01/2022		15,884,000	15,129,510	2.92
			39,292,506	7.57

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Venezuela (Cost $32,680,072)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020		37,855,500	$4,826,576	0.93
			4,826,576	0.93

Zambia (Cost $20,230,665)
First Quantum Minerals Ltd., 7.250%, 04/01/2023[3]		1,700,000	1,542,920	0.30
First Quantum Minerals Ltd., 7.250%, 04/01/2023		9,045,000	8,209,242	1.58
First Quantum Minerals Ltd., 6.500%, 03/01/2024		9,265,000	8,164,318	1.57
			17,916,480	3.45

Total Debt Securities (Cost $860,272,677)			422,625,604	81.44

Bank Loans

China (Cost $10,232,344)
KWG Group Holdings Ltd., 4.649%, 05/06/2022[6]		3,000,000	2,760,000	0.53
Sunac China Holdings Ltd., 9.617%, 01/25/2021[6]		3,600,000	3,492,000	0.67
Sunac China Holdings Ltd., 8.394%, 04/30/2021[6]		3,800,000	3,610,000	0.70
			9,862,000	1.90

Ukraine (Cost $5,225,628)
Metinvest B.V., 5.361%, 10/24/2022[6]		5,431,031	4,887,928	0.94
			4,887,928	0.94

United Arab Emirates (Cost $30,326,788)
DP World Ltd., 4.750%, 09/30/2022[6]		29,848,734	27,162,348	5.23
DP World Ltd., 5.750%, 09/30/2022[6]		2,116,831	1,905,148	0.37
			29,067,496	5.60

Total Bank Loans (Cost $45,784,760)			43,817,424	8.44

Total Investments (Total Cost $906,057,437)			466,443,028	89.88
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			52,534,790	10.12

Net Assets			$518,977,818	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[4]	Issuer has defaulted on terms of debt obligation.
[5]	Maturity has been extended under the terms of a plan of reorganization.
[6]	Security is a Level 3 investment.

Percentages shown are based on net assets.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2020:

	Level 1	Level 2	Level 3	Total

Investments
Assets:
Debt Securities
Corporate Bonds	$—	$282,370,179	$ —	$282,370,179
Government Bonds	—	140,255,425	—	140,255,425

Total Debt Securities	—	422,625,604	—	422,625,604
Bank Loans
China	—	—	9,862,000	9,862,000
Ukraine	—	—	4,887,928	4,887,928
United Arab Emirates	—	—	29,067,496	29,067,496

Total Bank Loans	—	—	43,817,424	43,817,424

Total Investments	$—	$422,625,604	$43,817,424	$466,443,028

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending April 30, 2020:

Category and Subcategory	Beginning Balance at 10/31/2019	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 04/30/2020	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2020

Investments, at value
Bank Loans
China	$10,105,730	$58,922	$ —	$ —	$—	$(302,652)	$—	$—	$ 9,862,000	$(302,652)
Malaysia	311,827	439	—	(323,137)	7,762	3,109	—	—	—	—
Ukraine	5,563,835	37,898	—	(195,824)	7,496	(525,477)	—	—	4,887,928	(525,477)
United Arab Emirates	43,709,541	415,695	9,015,762	(23,197,756)	(841,538)	(34,208)	—	—	29,067,496	(34,208)

Total	$59,690,933	$512,954	$9,015,762	$(23,716,717)	$(826,280)	$(859,228)	$—	$—	$43,817,424	$(862,337)

The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2020:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 04/30/2020	Valuation Technique	Unobservable Input
Bank Loans	$43,817,424	Broker quote	Inputs to broker model
Total	$43,817,424

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2020 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Common Stocks

Brazil (Cost $2,533,452)
CVC Brasil Operadora e Agencia de Viagens S.A.*	BRL	128,000	$324,831	0.55
Vale S.A. ADR*		232,446	1,917,680	3.27
			2,242,511	3.82

China (Cost $21,345,314)
Alibaba Group Holding Ltd.*	HKD	132,900	3,367,829	5.74
Alibaba Group Holding Ltd. ADR*		8,267	1,675,473	2.85
Anhui Conch Cement Co. Ltd., Class H	HKD	277,500	2,148,540	3.66
Baidu, Inc. ADR*		12,776	1,289,482	2.20
China Overseas Land & Investment Ltd.	HKD	606,363	2,185,597	3.72
China Vanke Co. Ltd., Class H	HKD	429,700	1,400,479	2.38
CITIC Securities Co. Ltd., Class H	HKD	750,500	1,438,884	2.45
Huatai Securities Co. Ltd., Class H2	HKD	356,400	591,508	1.01
NetEase, Inc. ADR		7,534	2,598,929	4.43
Ping An Insurance Group Co. of China Ltd., Class H	HKD	85,500	866,949	1.48
Prosus N.V.*	EUR	7,537	572,103	0.97
Tencent Holdings Ltd.	HKD	83,300	4,419,323	7.53
			22,555,096	38.42

Hong Kong (Cost $2,112,757)
AIA Group Ltd.	HKD	222,000	2,020,744	3.44
			2,020,744	3.44

India (Cost $4,943,433)
HDFC Bank Ltd. ADR		54,129	2,346,492	4.00
ICICI Bank Ltd. ADR		171,241	1,671,313	2.84
Reliance Industries Ltd.	INR	14,767	286,525	0.49
			4,304,330	7.33

Indonesia (Cost $345,802)
Bank Central Asia Tbk PT	IDR	153,800	267,048	0.45
			267,048	0.45

Mexico (Cost $3,076,497)
Fomento Economico Mexicano S.A.B. de C.V. ADR		4,778	307,369	0.52
Grupo Financiero Banorte S.A.B. de C.V., Series O	MXN	224,400	613,676	1.05
Grupo Mexico S.A.B. de C.V., Series B	MXN	673,300	1,435,941	2.45
			2,356,986	4.02

Peru (Cost $1,369,184)
Southern Copper Corp.		39,300	1,274,892	2.17
			1,274,892	2.17

Russian Federation (Cost $1,011,798)
Sberbank of Russia PJSC ADR		71,622	764,264	1.30
			764,264	1.30

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
South Korea (Cost $5,013,173)
NCSoft Corp.	KRW	1,014	$531,612	0.91
Samsung Electronics Co. Ltd.	KRW	8,734	359,903	0.61
Samsung Electronics Co. Ltd. GDR (Registered)		1,419	1,482,154	2.53
SK Hynix, Inc.	KRW	33,328	2,267,930	3.86
			4,641,599	7.91

Taiwan (Cost $6,779,338)
Largan Precision Co. Ltd.	TWD	15,197	2,076,039	3.54
MediaTek, Inc.	TWD	198,000	2,707,121	4.61
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	183,021	1,839,264	3.13
			6,622,424	11.28

Total Common Stocks (Cost $48,530,748)			47,049,894	80.14

Preferred Stocks

Brazil (Cost $477,467)
Petroleo Brasileiro S.A. ADR*		47,557	317,205	0.54
			317,205	0.54

Colombia (Cost $857,447)
Bancolombia S.A. ADR, 4.016%[3]		43,340	1,131,174	1.93
			1,131,174	1.93

South Korea (Cost $1,966,098)
Samsung Electronics Co. Ltd., 3.439%[3]	KRW	52,426	1,825,825	3.11
			1,825,825	3.11

Total Preferred Stocks (Cost $3,301,012)			3,274,204	5.58

Total Investments (Total Cost $51,831,760)			50,324,098	85.72

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			8,380,093	14.28

Net Assets			$58,704,191	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

At April 30, 2020, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:

Sector	Percentage of Net Assets
Communication Services	15.1%
Consumer Discretionary	10.1
Consumer Staples	0.5
Energy	1.0
Financials	20.0
Information Technology	21.4
Materials	11.5
Real Estate	6.1
Total Investments	85.7
Other Assets Less Liabilities	14.3
Net Assets	100.0%

At April 30, 2020, the Ashmore Emerging Markets Active Equity Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)		Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/20/2020	Credit Suisse	United States Dollar	527,350	Euro		489,629	$(9,422)

Total							$(9,422)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Active Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2020:

	Level 1	Level 2	Level 3	Total

Investments
Assets:
Common Stocks
Brazil	$ 2,242,511	$ —	$—	$ 2,242,511
China	5,563,884	16,991,212	—	22,555,096
Hong Kong	—	2,020,744	—	2,020,744
India	4,017,805	286,525	—	4,304,330
Indonesia	—	267,048	—	267,048
Mexico	2,356,986	—	—	2,356,986
Peru	1,274,892	—	—	1,274,892
Russian Federation	—	764,264	—	764,264
South Korea	—	4,641,599	—	4,641,599
Taiwan	—	6,622,424	—	6,622,424

Total Common Stocks	15,456,078	31,593,816	—	47,049,894
Preferred Stocks
Brazil	317,205	—	—	317,205
Colombia	1,131,174	—	—	1,131,174
South Korea	—	1,825,825	—	1,825,825

Total Preferred Stocks	1,448,379	1,825,825	—	3,274,204

Total Investments	$16,904,457	$33,419,641	$—	$50,324,098

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(9,422)	$—	$(9,422)

Total Other Financial Instruments	$—	$(9,422)	$—	$(9,422)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2020:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(9,422)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2020:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(3,208)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(4,746)

* See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2020 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Common Stocks

Brazil (Cost $595,358)
Arezzo Industria e Comercio S.A.	BRL	15,800	$123,485	1.66
Locaweb Servicos de Internet S.A.*,2	BRL	46,300	193,786	2.61
Sinqia S.A.*	BRL	54,400	217,784	2.93
TOTVS S.A.	BRL	10,300	112,037	1.51
			647,092	8.71

China (Cost $1,004,253)
58.com, Inc. ADR*		2,323	120,680	1.62
Fu Shou Yuan International Group Ltd.	HKD	104,000	93,966	1.26
JNBY Design Ltd.	HKD	222,000	215,083	2.90
Li Ning Co. Ltd.	HKD	67,000	209,752	2.82
Xiabuxiabu Catering Management China Holdings Co. Ltd.*,2	HKD	174,000	159,440	2.15
Xinyi Solar Holdings Ltd.	HKD	186,000	118,693	1.60
			917,614	12.35

Hungary (Cost $76,160)
Wizz Air Holdings PLC*,2	GBP	2,793	101,228	1.36
			101,228	1.36

India (Cost $1,657,490)
Bajaj Consumer Care Ltd.*	INR	105,453	202,661	2.73
Eicher Motors Ltd.	INR	511	99,705	1.34
Granules India Ltd.	INR	94,432	200,785	2.70
IndiaMart InterMesh Ltd.[2]	INR	5,351	158,018	2.13
Info Edge India Ltd.	INR	3,377	113,776	1.53
Larsen & Toubro Infotech Ltd.[2]	INR	3,783	79,004	1.06
Multi Commodity Exchange of India Ltd.	INR	22,529	314,542	4.24
Quess Corp. Ltd.*,2	INR	62,630	171,832	2.31
V-Mart Retail Ltd.	INR	5,348	121,787	1.64
			1,462,110	19.68

Malaysia (Cost $443,252)
My EG Services Bhd.	MYR	1,525,900	447,310	6.02
			447,310	6.02

Mexico (Cost $215,885)
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		5,900	171,336	2.31
			171,336	2.31

Peru (Cost $237,097)
Alicorp S.A.A.	PEN	70,886	144,061	1.94
			144,061	1.94

Russian Federation (Cost $562,031)
HeadHunter Group PLC ADR		18,682	308,253	4.15
TCS Group Holding PLC (Registered)		17,311	240,912	3.24
			549,165	7.39

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
South Korea (Cost $1,604,795)
Dentium Co. Ltd.*	KRW	8,182	$249,403	3.36
Douzone Bizon Co. Ltd.	KRW	2,444	179,676	2.42
Hansol Chemical Co. Ltd.	KRW	3,556	248,389	3.34
Hugel, Inc.*	KRW	700	221,332	2.98
KoMiCo Ltd.	KRW	15,204	317,694	4.27
NICE Information Service Co. Ltd.	KRW	10,945	156,879	2.11
SK Materials Co. Ltd.	KRW	645	83,701	1.13
WONIK IPS Co. Ltd.*	KRW	4,323	99,321	1.34
			1,556,395	20.95

Taiwan (Cost $1,061,926)
ASPEED Technology, Inc.	TWD	3,000	118,623	1.60
Nien Made Enterprise Co. Ltd.	TWD	19,000	143,627	1.93
Parade Technologies Ltd.	TWD	11,000	270,360	3.64
Poya International Co. Ltd.	TWD	13,000	217,388	2.93
Silergy Corp.	TWD	2,714	107,887	1.45
Sinbon Electronics Co. Ltd.	TWD	32,000	154,413	2.08
Sunonwealth Electric Machine Industry Co. Ltd.	TWD	131,000	170,153	2.29
Taiwan Union Technology Corp.	TWD	30,000	135,595	1.82
			1,318,046	17.74

Total Common Stocks (Cost $7,458,247)			7,314,357	98.45

Total Investments (Total Cost $7,458,247)			7,314,357	98.45

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			115,024	1.55

Net Assets			$7,429,381	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

At April 30, 2020, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:

Sector	Percentage of Net Assets

Communication Services	3.2%
Consumer Discretionary	18.6
Consumer Staples	4.7
Financials	7.5
Health Care	9.0
Industrials	16.7
Information Technology	34.3

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

Sector	Percentage of Net Assets

Materials	4.5%

Total Investments	98.5
Other Assets Less Liabilities	1.5
Net Assets	100.0%

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2020:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$647,092	$—	$—	$647,092
China	120,680	796,934	—	917,614
Hungary	—	101,228	—	101,228
India	—	1,462,110	—	1,462,110
Malaysia	—	447,310	—	447,310
Mexico	171,336	—	—	171,336
Peru	144,061	—	—	144,061
Russian Federation	308,253	240,912	—	549,165
South Korea	—	1,556,395	—	1,556,395
Taiwan	—	1,318,046	—	1,318,046

Total Common Stocks	1,391,422	5,922,935	—	7,314,357

Total Investments	$1,391,422	$5,922,935	$—	$7,314,357

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2020 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Common Stocks

Argentina (Cost $1,077,763)
Globant S.A.*		10,200	$1,179,834	2.17
			1,179,834	2.17

Bahrain (Cost $696,417)
Ahli United Bank BSC	KWD	836,631	530,262	0.97
			530,262	0.97

Bangladesh (Cost $1,646,543)
Square Pharmaceuticals Ltd.	BDT	540,239	1,092,283	2.01
			1,092,283	2.01

Egypt (Cost $5,625,231)
ADES International Holding PLC*,2		92,323	807,994	1.49
Arabian Food Industries Co. S.A.E. Domty	EGP	1,472,262	551,514	1.01
Cleopatra Hospital*	EGP	3,844,637	1,047,206	1.92
Commercial International Bank Egypt S.A.E.	EGP	494,068	2,005,869	3.69
			4,412,583	8.11

Georgia (Cost $792,807)
Georgia Capital PLC*	GBP	45,810	242,453	0.45
			242,453	0.45

Kazakhstan (Cost $596,483)
Halyk Savings Bank of Kazakhstan JSC GDR*,2		46,590	419,310	0.77
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		5,842	52,632	0.10
			471,942	0.87

Kenya (Cost $3,377,673)
Equity Group Holdings PLC	KES	3,256,800	1,143,346	2.10
Safaricom PLC	KES	8,548,400	2,269,820	4.17
			3,413,166	6.27

Kuwait (Cost $7,990,107)
Humansoft Holding Co. K.S.C.*	KWD	72,929	670,730	1.23
Mobile Telecommunications Co. K.S.C.	KWD	939,926	1,608,666	2.96
National Bank of Kuwait S.A.K.P.	KWD	2,108,635	5,040,495	9.27
			7,319,891	13.46

Mauritius (Cost $1,266,740)
MCB Group Ltd.	MUR	154,085	782,750	1.44
			782,750	1.44

Morocco (Cost $3,411,380)
Attijariwafa Bank	MAD	15,902	576,761	1.06
Maroc Telecom	MAD	105,158	1,377,994	2.53
Vivo Energy PLC[2]	GBP	789,644	777,179	1.43
			2,731,934	5.02

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Nigeria (Cost $1,382,771)
Guaranty Trust Bank PLC	NGN	11,516,345	$539,252	0.99
			539,252	0.99

Pakistan (Cost $869,169)
Honda Atlas Cars Pakistan Ltd.	PKR	422,100	452,732	0.83
MCB Bank Ltd.	PKR	297,800	303,552	0.56
			756,284	1.39

Peru (Cost $4,829,592)
Alicorp S.A.A.	PEN	151,478	307,847	0.57
Credicorp Ltd.		11,350	1,691,377	3.11
Intercorp Financial Services, Inc.		21,800	548,052	1.01
Southern Copper Corp.		39,300	1,274,892	2.34
			3,822,168	7.03

Philippines (Cost $7,010,611)
BDO Unibank, Inc.	PHP	667,410	1,325,504	2.44
International Container Terminal Services, Inc.	PHP	1,096,820	1,936,908	3.56
SM Investments Corp.	PHP	45,540	741,834	1.36
SM Prime Holdings, Inc.	PHP	2,692,400	1,606,646	2.95
			5,610,892	10.31

Qatar (Cost $4,614,746)
Qatar Gas Transport Co. Ltd.	QAR	2,191,548	1,498,921	2.75
Qatar National Bank QPSC	QAR	625,776	2,953,741	5.43
			4,452,662	8.18

Romania (Cost $1,144,573)
Banca Transilvania S.A.	RON	1,156,572	498,602	0.92
OMV Petrom S.A.	RON	5,864,703	425,248	0.78
			923,850	1.70

Saudi Arabia (Cost $884,767)
Bupa Arabia for Cooperative Insurance Co.	SAR	38,534	1,099,393	2.02
			1,099,393	2.02

Senegal (Cost $690,069)
Sonatel S.A.	XOF	17,670	410,324	0.75
			410,324	0.75

Slovenia (Cost $582,894)
Nova Ljubljanska Banka dd GDR (Registered)	EUR	47,012	376,010	0.69
			376,010	0.69

United Arab Emirates (Cost $2,176,707)
Emaar Properties PJSC*	AED	1,406,397	1,033,946	1.90
Emirates NBD Bank PJSC	AED	178,457	414,112	0.76
First Abu Dhabi Bank PJSC	AED	241,466	754,482	1.39
			2,202,540	4.05

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Vietnam (Cost $7,289,015)
FPT Corp.	VND	201,700	$435,008	0.80
Hoa Phat Group JSC*	VND	1,181,330	1,084,335	1.99
Military Commercial Joint Stock Bank*	VND	718,226	489,116	0.90
Mobile World Investment Corp.	VND	612,133	2,135,194	3.93
Saigon Beer Alcohol Beverage Corp.	VND	68,100	473,886	0.87
Vietnam Dairy Products JSC	VND	256,120	1,082,528	1.99
			5,700,067	10.48

Total Common Stocks (Cost $57,956,058)			48,070,540	88.36

Preferred Stocks

Colombia (Cost $1,214,833)
Banco Davivienda S.A., 3.353%[3]	COP	58,700	425,831	0.78
Bancolombia S.A. ADR, 4.016%[3]		18,769	489,871	0.90
			915,702	1.68

Total Preferred Stocks (Cost $1,214,833)			915,702	1.68

Investment Companies

Vietnam Enterprise Investments Ltd., Class C *	GBP	377,286	1,854,317	3.41
Total Investment Companies (Cost $2,255,554)			1,854,317	3.41

Total Investments (Total Cost $61,426,445)			50,840,559	93.45

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			3,561,082	6.55

Net Assets			$54,401,641	100.00

*	Non-income producing security.

[1]	Local currency is United States Dollars unless otherwise noted below.

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

At April 30, 2020, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:

Sector	Percentage of Net Assets
Communication Services	10.4%
Consumer Discretionary	7.4
Consumer Staples	4.5
Energy	5.0
Financials	45.2
Health Care	3.9
Industrials	4.9

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

Sector	Percentage of Net Assets
Information Technology	3.0%
Materials	4.3
Real Estate	4.9
Total Investments	93.5
Other Assets Less Liabilities	6.5
Net Assets	100.0%

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2020:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$1,179,834	$ —	$—	$ 1,179,834
Bahrain	—	530,262	—	530,262
Bangladesh	—	1,092,283	—	1,092,283
Egypt	1,598,720	2,813,863	—	4,412,583
Georgia	—	242,453	—	242,453
Kazakhstan	—	471,942	—	471,942
Kenya	—	3,413,166	—	3,413,166
Kuwait	—	7,319,891	—	7,319,891
Mauritius	—	782,750	—	782,750
Morocco	—	2,731,934	—	2,731,934
Nigeria	—	539,252	—	539,252
Pakistan	—	756,284	—	756,284
Peru	3,822,168	—	—	3,822,168
Philippines	—	5,610,892	—	5,610,892
Qatar	—	4,452,662	—	4,452,662
Romania	—	923,850	—	923,850
Saudi Arabia	—	1,099,393	—	1,099,393
Senegal	410,324	—	—	410,324
Slovenia	—	376,010	—	376,010
United Arab Emirates	—	2,202,540	—	2,202,540
Vietnam	—	5,700,067	—	5,700,067

Total Common Stocks	7,011,046	41,059,494	—	48,070,540
Preferred Stocks
Colombia	915,702	—	—	915,702
Investment Companies
Vietnam	—	1,854,317	—	1,854,317

Total Investments	$7,926,748	$42,913,811	$—	$50,840,559

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2020:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(3,504)

*	See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2020 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Common Stocks

Brazil (Cost $2,945,338)
Arezzo Industria e Comercio S.A.	BRL	73,700	$576,004	1.03
Lojas Renner S.A.	BRL	128,280	905,620	1.62
Notre Dame Intermedica Participacoes S.A.	BRL	58,600	590,644	1.06
TOTVS S.A.	BRL	55,100	599,342	1.07
			2,671,610	4.78

China (Cost $15,124,021)
58.com, Inc. ADR*		19,579	1,017,129	1.82
Alibaba Group Holding Ltd. ADR*		23,264	4,714,915	8.44
Angel Yeast Co. Ltd., Class A	CNY	94,500	490,005	0.88
Anhui Conch Cement Co. Ltd., Class H	HKD	88,500	685,210	1.23
ANTA Sports Products Ltd.	HKD	129,000	1,102,189	1.97
China International Travel Service Corp. Ltd., Class A	CNY	65,440	827,086	1.48
China Mengniu Dairy Co. Ltd.*	HKD	224,000	788,717	1.41
Kweichow Moutai Co. Ltd., Class A	CNY	1,800	317,352	0.57
New Oriental Education & Technology Group, Inc. ADR*		13,051	1,666,091	2.98
Prosus N.V.*	EUR	7,847	595,634	1.07
Tencent Holdings Ltd.	HKD	49,400	2,620,823	4.69
Times China Holdings Ltd.	HKD	294,000	479,949	0.86
Weichai Power Co. Ltd., Class H	HKD	298,000	510,986	0.92
Wuxi Biologics Cayman, Inc.*,2	HKD	52,000	806,420	1.44
Xinyi Solar Holdings Ltd.	HKD	872,000	556,453	1.00
			17,178,959	30.76

Hong Kong (Cost $2,283,329)
AIA Group Ltd.	HKD	163,400	1,487,341	2.67
Xinyi Glass Holdings Ltd.	HKD	698,000	799,559	1.43
			2,286,900	4.10

Hungary (Cost $1,101,933)
OTP Bank Nyrt.	HUF	15,575	462,938	0.83
Wizz Air Holdings PLC*,2	GBP	16,976	615,267	1.10
			1,078,205	1.93

India (Cost $6,568,333)
Eicher Motors Ltd.	INR	2,962	577,937	1.03
HDFC Bank Ltd. ADR		43,128	1,869,599	3.35
ICICI Bank Ltd. ADR		162,251	1,583,570	2.84
Larsen & Toubro Infotech Ltd.[2]	INR	21,001	438,586	0.79
Larsen & Toubro Ltd.	INR	61,180	727,625	1.30
Multi Commodity Exchange of India Ltd.	INR	27,683	386,500	0.69
Reliance Industries Ltd.	INR	49,166	953,971	1.71
			6,537,788	11.71

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Indonesia (Cost $532,226)
Bank Central Asia Tbk PT	IDR	281,700	$489,126	0.88
			489,126	0.88

Malaysia (Cost $444,807)
My EG Services Bhd.	MYR	1,795,800	526,430	0.94
			526,430	0.94

Mexico (Cost $1,804,964)
Fomento Economico Mexicano S.A.B. de C.V. ADR		15,642	1,006,250	1.80
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Series B	MXN	97,600	609,873	1.09
			1,616,123	2.89

Peru (Cost $638,518)
Credicorp Ltd.		3,997	595,633	1.07
			595,633	1.07

Russian Federation (Cost $4,716,271)
HeadHunter Group PLC ADR		36,214	597,531	1.07
LUKOIL PJSC ADR		8,382	549,929	0.98
Sberbank of Russia PJSC	RUB	126,770	337,522	0.60
TCS Group Holding PLC (Registered)		47,591	662,310	1.19
X5 Retail Group N.V. GDR (Registered)		38,464	1,136,983	2.04
Yandex N.V., Class A*		40,400	1,526,312	2.73
			4,810,587	8.61

South Africa (Cost $2,437,543)
Naspers Ltd., Class N	ZAR	16,511	2,582,494	4.63
			2,582,494	4.63

South Korea (Cost $6,448,366)
Douzone Bizon Co. Ltd.	KRW	7,127	523,958	0.94
Hansol Chemical Co. Ltd.	KRW	13,375	934,253	1.67
Hugel, Inc.*	KRW	3,368	1,064,923	1.91
LG Household & Health Care Ltd.	KRW	516	583,635	1.04
NCSoft Corp.	KRW	1,179	618,117	1.11
Samsung Electronics Co. Ltd. GDR (Registered)		1,437	1,500,955	2.69
SK Hynix, Inc.	KRW	16,135	1,097,967	1.96
WONIK IPS Co. Ltd.*	KRW	22,550	518,085	0.93
			6,841,893	12.25

Taiwan (Cost $5,239,465)
ASPEED Technology, Inc.	TWD	13,000	514,034	0.92
Largan Precision Co. Ltd.	TWD	5,000	683,042	1.22
Parade Technologies Ltd.	TWD	22,000	540,720	0.97
Silergy Corp.	TWD	17,857	709,852	1.27
Sinbon Electronics Co. Ltd.	TWD	186,000	897,529	1.61
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	137,000	1,376,777	2.46
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		20,074	1,066,532	1.91

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Taiwan (continued)
Taiwan Union Technology Corp.	TWD	112,000	$506,221	0.91
			6,294,707	11.27

Total Common Stocks (Cost $50,285,114)			53,510,455	95.82

Preferred Stocks

Brazil (Cost $707,946)
Banco Bradesco S.A. ADR, 13.894%[3]		155,174	546,212	0.98
			546,212	0.98

Total Preferred Stocks (Cost $707,946)			546,212	0.98

Total Investments (Total Cost $50,993,060)			54,056,667	96.80

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			1,785,529	3.20

Net Assets			$55,842,196	100.00

*	Non-income producing security.

[1]	Local currency is United States Dollars unless otherwise noted below.

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

At April 30, 2020, the industry sectors for the Ashmore Emerging Markets Equity Fund were:

Sector	Percentage of Net Assets
Communication Services	10.3%
Consumer Discretionary	25.7
Consumer Staples	7.7
Energy	2.7
Financials	15.1
Health Care	4.4
Industrials	5.5
Information Technology	21.6
Materials	2.9
Real Estate	0.9
Total Investments	96.8
Other Assets Less Liabilities	3.2
Net Assets	100.0%

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

At April 30, 2020, the Ashmore Emerging Markets Equity Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/06/2020	Brown Brothers Harriman	South African Rand	641,400	United States Dollar	34,752	$(172)

Subtotal Depreciation						(172)

Total						$(172)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2020:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$ 2,671,610	$ —	$—	$ 2,671,610
China	7,398,135	9,780,824	—	17,178,959
Hong Kong	—	2,286,900	—	2,286,900
Hungary	—	1,078,205	—	1,078,205
India	3,453,169	3,084,619	—	6,537,788
Indonesia	—	489,126	—	489,126
Malaysia	—	526,430	—	526,430
Mexico	1,616,123	—	—	1,616,123
Peru	595,633	—	—	595,633
Russian Federation	2,123,843	2,686,744	—	4,810,587
South Africa	—	2,582,494	—	2,582,494
South Korea	—	6,841,893	—	6,841,893
Taiwan	1,066,532	5,228,175	—	6,294,707

Total Common Stocks	18,925,045	34,585,410	—	53,510,455
Preferred Stocks
Brazil	546,212	—	—	546,212

Total Investments	$19,471,257	$34,585,410	$—	$54,056,667

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(172)	$—	$(172)

Total Other Financial Instruments	$—	$(172)	$—	$(172)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2020:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(172)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2020:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(989)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(172)

*	See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2020 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Common Stocks

Argentina (Cost $95,828)
Globant S.A.*		900	$104,103	1.18
			104,103	1.18

Brazil (Cost $644,537)
Arezzo Industria e Comercio S.A.	BRL	11,800	92,223	1.05
Lojas Renner S.A.	BRL	27,800	196,260	2.22
Notre Dame Intermedica Participacoes S.A.	BRL	10,200	102,808	1.16
TOTVS S.A.	BRL	8,800	95,721	1.08
			487,012	5.51

China (Cost $2,678,452)
58.com, Inc. ADR*		3,042	158,032	1.79
Alibaba Group Holding Ltd. ADR*		3,621	733,868	8.31
Angel Yeast Co. Ltd., Class A	CNH	17,000	88,149	1.00
ANTA Sports Products Ltd.	HKD	29,000	247,779	2.80
China International Travel Service Corp. Ltd., Class A	CNH	12,900	163,041	1.85
China Mengniu Dairy Co. Ltd.*	HKD	40,000	140,842	1.59
Kweichow Moutai Co. Ltd., Class A	CNH	500	88,153	1.00
New Oriental Education & Technology Group, Inc. ADR*		2,547	325,150	3.68
Tencent Holdings Ltd.	HKD	9,700	514,615	5.83
Wuxi Biologics Cayman, Inc.*,2	HKD	10,000	155,081	1.76
Xinyi Solar Holdings Ltd.	HKD	146,000	93,168	1.05
			2,707,878	30.66

Hong Kong (Cost $396,694)
AIA Group Ltd.	HKD	40,200	365,919	4.14
			365,919	4.14

Hungary (Cost $151,741)
OTP Bank Nyrt.	HUF	3,222	95,768	1.08
			95,768	1.08

India (Cost $903,401)
HDFC Bank Ltd. ADR		10,692	463,498	5.25
ICICI Bank Ltd. ADR		24,700	241,072	2.73
			704,570	7.98

Indonesia (Cost $98,185)
Bank Central Asia Tbk PT	IDR	44,400	77,093	0.87
			77,093	0.87

Malaysia (Cost $105,373)
My EG Services Bhd.	MYR	372,600	109,226	1.24
			109,226	1.24

Mexico (Cost $326,285)
Fomento Economico Mexicano S.A.B. de C.V. ADR		2,482	159,667	1.81

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Mexico (continued)
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Series B	MXN	17,200	$107,478	1.21
			267,145	3.02

Peru (Cost $133,284)
Credicorp Ltd.		800	119,216	1.35
			119,216	1.35

Russian Federation (Cost $865,877)
HeadHunter Group PLC ADR		7,429	122,579	1.39
TCS Group Holding PLC (Registered)		9,179	127,741	1.45
X5 Retail Group N.V. GDR (Registered)		7,130	210,760	2.38
Yandex N.V., Class A*		7,500	283,350	3.21
			744,430	8.43

South Africa (Cost $415,243)
Naspers Ltd., Class N	ZAR	2,567	401,506	4.55
			401,506	4.55

South Korea (Cost $1,039,783)
Hansol Chemical Co. Ltd.	KRW	3,145	219,680	2.49
Hugel, Inc.*	KRW	683	215,957	2.44
NCSoft Corp.	KRW	226	118,486	1.34
Samsung Electronics Co. Ltd. GDR (Registered)		300	313,352	3.55
WONIK IPS Co. Ltd.*	KRW	3,957	90,912	1.03
			958,387	10.85

Taiwan (Cost $1,350,199)
ASPEED Technology, Inc.	TWD	3,000	118,623	1.34
Delta Electronics, Inc.	TWD	22,000	102,045	1.15
Largan Precision Co. Ltd.	TWD	1,000	136,609	1.55
Parade Technologies Ltd.	TWD	5,000	122,891	1.39
Silergy Corp.	TWD	3,429	136,310	1.54
Sinbon Electronics Co. Ltd.	TWD	36,000	173,715	1.97
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	19,000	190,940	2.16
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		5,570	295,934	3.35
Taiwan Union Technology Corp.	TWD	22,000	99,436	1.13
			1,376,503	15.58

Total Common Stocks (Cost $9,204,882)			8,518,756	96.44

Total Investments (Total Cost $9,204,882)			8,518,756	96.44

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			314,633	3.56

Net Assets			$8,833,389	100.00

*	Non-income producing security.

[1]	Local currency is United States Dollars unless otherwise noted below.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

At April 30, 2020, the industry sectors for the Ashmore Emerging Markets Equity ESG Fund were:

Sector	Percentage of Net Assets
Communication Services	12.1%
Consumer Discretionary	24.4
Consumer Staples	7.8
Financials	16.9
Health Care	5.4
Industrials	2.6
Information Technology	24.7
Materials	2.5
Total Investments	96.4
Other Assets Less Liabilities	3.6
Net Assets	100.0%

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity ESG Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2020:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$ 104,103	$ —	$—	$ 104,103
Brazil	487,012	—	—	487,012
China	1,217,050	1,490,828	—	2,707,878
Hong Kong	—	365,919	—	365,919
Hungary	—	95,768	—	95,768
India	704,570	—	—	704,570
Indonesia	—	77,093	—	77,093
Malaysia	—	109,226	—	109,226
Mexico	267,145	—	—	267,145
Peru	119,216	—	—	119,216
Russian Federation	405,929	338,501	—	744,430
South Africa	—	401,506	—	401,506
South Korea	—	958,387	—	958,387
Taiwan	295,934	1,080,569	—	1,376,503

Total Common Stocks	3,600,959	4,917,797	—	8,518,756

Total Investments	$3,600,959	$4,917,797	$—	$8,518,756

See accompanying notes to the financial statements.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS

As of April 30, 2020 (Unaudited)

1.	Organization

Ashmore Funds (the “Trust”) is a Massachusetts business trust organized under the laws of the Commonwealth of Massachu-setts on August 6, 2010 (inception date) and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act” or “1940 Act”), as an open-end management investment company. The Trust follows accounting and reporting guidance under Financial Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The Trust includes nine funds as of April 30, 2020, each with its own investment objective. The Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Equity ESG Fund (each a “Fund” and collectively, the “Funds”) are separate series of the Trust. The Ashmore Emerging Markets Local Currency Bond Fund and the Ashmore Emerging Markets Short Duration Fund are each non-diversified funds. Non-diversified funds may invest a relatively large portion of their net assets in a single issuer or a small number of issuers. Each of the Funds’ financial statements are presented herein. On February 26, 2020, the Trust launched the Ashmore Emerging Markets Equity ESG Fund by offering Class A, Class C and Institutional Class shares of the Fund.

Ashmore Investment Advisors Limited (“AIAL” or the “Investment Manager”) serves as investment manager to the Funds. AIAL is a wholly owned subsidiary of Ashmore Investments (UK) Limited, which is a wholly owned subsidiary of Ashmore Group plc (“Ashmore Group”). Ashmore Investment Management (US) Corporation (“AIMUS”) is the principal underwriter of shares of the Funds. AIMUS is an affiliate of the Investment Manager. The Northern Trust Company (“Northern Trust”) serves as the administrator, custodian and transfer agent of the Funds.

Related parties or personnel of the Investment Manager may invest in the Funds. The Investment Manager could face a conflict of interest if a related party is invested in a Fund and that party’s interests diverge from those of the Fund, but equally this co-investment may serve to better align the interests of the Funds and the personnel of the Investment Manager. When a related party provides capital for a Fund, it may do so with the intention of redeeming all or part of its interest in the Fund at a future point in time.

The Funds have assessed the impact of the Alternative Investment Fund Managers Directive (AIFMD) (the “Directive”) on the financial statements of the Trust and have concluded that the Trust is exempt from following Chapter V. Section 1. Articles 103-111 of the European Commission’s Level 2 Delegated Regulation on the basis of the operations of the Trust (i) being Non-EEA AIFs (“European Economic Area Alternative Investment Funds”), and (ii) not being marketed in the European Union, as defined by the Directive.

2.	Significant accounting policies

The significant accounting policies adopted and consistently followed in the preparation of the Funds’ financial statements are set out below:

(a) Basis of preparation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b) Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues generated and expenses incurred during the reporting period. Actual

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

results could differ from these estimates. These financial statements contain all adjustments which are, in the opinion of the Trust, necessary to portray a fair statement of the period presented. Such adjustments are normal and recurring in nature. Valuation models used to determine the fair value of hard to value investments require the use of a number of market based assumptions.

(c) Determination of the Net Asset Value

The net asset value (“NAV”) of a Fund’s shares is calculated at the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open for regular trading.

(d) Investment valuation

For the purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. Market values for securities and other instruments are generally determined on the basis of closing prices or the last reported sales prices on an exchange or other market, or if no closing prices or sales are reported, based on quotes or other market information obtained from a quotation reporting system, established market makers, or pricing services. Domestic and foreign debt securities for which the close of trading does not coincide with the NYSE close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities (e.g., certain foreign securities). Prices obtained from independent pricing services are based on information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain debt securities purchased on a delayed delivery basis are marked-to-market daily until settlement. Exchange traded options, futures and options on futures are generally valued at the settlement price determined by the exchange on which the instrument is primarily traded. With respect to any portion of a Fund’s assets that are invested in one or more open-ended investment management companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. The prospectuses for these open-end management investment companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

If a Fund’s non-U.S. (foreign) security’s value has materially changed after the close of the security’s primary exchange or principal market but before the time as of which the Funds calculate their NAVs, the security will be valued at fair value based on procedures approved by the Board. A Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. The Funds may use fair value pricing more frequently for foreign securities or assets because, amongst other things, many foreign markets close well before the NAV of the Funds’ shares is next calculated. In considering whether fair value pricing is required and in determining fair values, the Fund may, amongst other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time as of which the Funds calculate their NAVs. A Fund may utilize modeling tools provided by third-party vendors to determine the fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign securities on days when the Trust is not open for business, which may result in the values of a Fund’s portfolio investments being affected when investors are unable to buy, sell or exchange shares of the Fund.

Investments initially valued in currencies other than the United States Dollar are converted to the United States Dollar using exchange rates obtained from pricing services. Foreign exchange rates are calculated as of 4:00 p.m. Eastern time on each day that the NYSE opens for regular trading. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the United States Dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the United States Dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares of the Funds.

In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the Board’s approved valuation methods, the fair value of the security or asset will be determined in good faith by the Board, generally based upon recommendations provided by the Investment Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information,

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

broker quotes), including where events occur after the close of the relevant market, but prior to a Fund’s NAV calculation time, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. A Fund may also determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating tomultiple issuers (e.g., governmental actions or natural disasters). The Board has delegated to the Investment Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Investment Manager primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of the investment. The Investment Manager may also apply a discount to the last traded price in situations where the last traded price may not represent the fair value of the security, such as if a security’s trading has been suspended on its primary trading market, a security has been de-listed from its primary trading market, a security has not traded for an extended period of time, or a security’s primary trading market is temporarily closed at a time when under normal conditions it would be open. Any such discount is based on a number of factors including but not limited to the circumstances surrounding any potential suspension or de-listing, market and industry conditions, competitor information, and the period of time since the last trading took place.

For Funds that use fair value pricing to determine the NAV of its shares, securities may not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at its direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security or asset. While the Funds’ policies are intended to result in a calculation of a Fund’s NAV that fairly reflects security and asset values as of the time of pricing, the Funds cannot ensure that fair values determined by the Board or persons acting at their direction accurately reflects the price that a Fund could obtain for a security or asset if it were to dispose of that security or asset at the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund for the purpose of calculating the NAV of the Fund’s shares.

(e) Investment transactions, income and expenses

Investment transactions are recorded at the trade date. The Funds determine the gain or loss realized from investment transactions using an identified cost basis method. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discounts using the effective yield method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as such information is available, net of any applicable tax withholding.

Expenses are recorded on an accrual basis. Each Fund is charged for those expenses that are directly attributable to that Fund. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund are allocated amongst all the Funds in the Trust in proportion to each Fund’s relative net assets.

(f) Fully funded total return swaps

Each Fund is subject to market risk in the normal course of pursuing its investment objectives. Certain Funds may enter into fully funded total return swaps (“TRS”) to manage their exposure to the market, certain sectors of the market or a particular security or reference asset, or to create exposure to certain investments to which they would otherwise not be exposed. TRS contracts involve the exchange by a Fund and a counterparty of their respective commitments to pay or receive a net amount based, in part, on the change in the value of a notional amount of a particular security, index or reference asset.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

Where a Fund enters into a TRS transaction with a swap counterparty, pursuant to which the Fund makes an initial payment equal to the estimated value of an emerging market debt or equity security, loan or other financial instrument, the TRS is considered an investment for financial statement purposes and is accounted for using the same policies as would apply to the underlying assets it represents. In addition to the market risk of the underlying security, index or reference asset, there is a risk of default by the counterparty to the transaction.

(g) Equity-Linked Securities

Certain Funds may purchase equity-linked securities, also known as participation notes. Equity-linked securities are primarily used by the Funds as an alternate means to access what is generally an emerging securities market. A Fund deposits cash with its custodian (or broker) in an amount near or equal to the value of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian, equal to the value of the underlying security. In addition to the market risk and credit risk of the underlying securities, there is a risk of default by the counterparty to the transaction. In the event of insolvency of the counterparty, a Fund might be unable to obtain its expected benefit. In addition, while the Funds will seek to enter into such transactions only with parties that are capable of entering into closing transactions with a Fund, there can be no assurance that a Fund will be able to close out such a transaction with the counterparty or obtain an offsetting position with any counterparty at a time prior to the end of the term of the underlying agreement.

(h) Inflation Index Securities

Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted based on a measure of rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. At April 30, 2020, all inflation-indexed bonds were shown on the Statement of Investments with their original par and stated coupon rate.

(i) Credit-Linked Notes

Certain Funds may invest in credit-linked notes to provide exposure to the high yield or another fixed income market. The value of a credit-linked note is based on the price movements of a particular credit, known as a reference credit. Credit-linked notes that a Fund invests in are typically listed instruments that typically provide the same return as the underlying reference credit. A Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest.

3.	Principal Risks

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where a risk of potential loss exists due to, amongst other things, changes in the market (market risk), or the failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a summary description of select principal risks, some of which may not apply to a particular Fund. A discussion of the principal risks of investing in each Fund is included in that Fund’s prospectus.

Counterparty and Third Party Risk

Transactions involving a counterparty to a derivative or other instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

Credit Risk

The Funds could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument.

Market Risk

The value of securities and instruments owned by the Funds may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas. Recent instability in the financial markets has led governments around the world to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The withdrawal of this support, failure of these efforts, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of a Fund’s portfolio securities and other assets.

Derivative financial instruments may result in off-balance sheet market and credit risk. If the markets should move against one or more positions that the Funds hold, the Funds could incur losses greater than the unrealized amounts recorded in the Statements of Assets and Liabilities. Derivative risk exposures are discussed in note 10.

Foreign/Emerging Markets Risks

Investments in foreign securities entail risks in addition to those customarily associated with investing in U.S. securities. Economic, political and social instability could disrupt financial markets in which the Fund invests and adversely affect the value of the Fund’s assets. In addition, national policies may restrict investment opportunities. In foreign markets there may be a lower degree of market volume and liquidity than in U.S. markets, and this may result in greater price volatility. The securities markets in many Emerging-Market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries. Furthermore, since the composition of each Fund will differ from that of market indexes, its performance generally will not mirror the returns provided by a specific market index.

4.	Fair value measurements

U.S. GAAP includes a topic which defines fair value as the price that the Fund would receive upon selling an investment in an orderly and timely transaction to a market participant in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Significant observable inputs other than those used in Level 1, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment rates, loss severities, credit risks and default rates) or other market corroborated inputs.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their discretion that are used in determining the fair market value of investments.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agency securities, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to a Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Portfolio securities and other assets for which market quotations are readily available are typically categorized as Level 1 of the fair value hierarchy. Domestic and foreign debt securities where the close of trading does not coincide with the NYSE close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services are based on information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities using these valuation adjustments are typically categorized as Level 2 of the fair value hierarchy. Preferred securities, equity linked notes and other equities traded on inactive markets or valued by reference to similar instruments are also typically categorized as Level 2 of the fair value hierarchy.

Investments and derivatives classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include bank loan agreements and less-liquid corporate debt securities (including distressed debt instruments). Also included in this category are certain bonds and loans for which independent broker prices are used and information relating to the inputs of the price models is not available.

5.	Reverse repurchase agreements

Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

The following is a summary by counterparty of the market value of reverse repurchase agreements and collateral pledged as of April 30, 2020:

Ashmore Emerging Markets Corporate Income Fund

Counterparty	Payable for Reverse Repurchase Agreements	Collateral Pledged

JP Morgan	$1,477,104	$2,770,052

Total	$1,477,104	$2,770,052

Securities with an aggregate market value of $2,770,052 have been pledged as collateral in respect of reverse repurchase agreements as of April 30, 2020. The actual collateral exceeds the market values of the reverse repurchase agreements.

The average amount of reverse repurchase agreements outstanding during the period ended April 30, 2020, was $369,276 at a weighted average interest rate of 1.75%.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

6.	Capital share transactions

Transactions in Class A shares for the period ended April 30, 2020, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	606,860	$4,366,442	34,998	$243,729	(514,081)	$(3,678,373)	127,777	$931,798
Ashmore Emerging Markets Local Currency Bond Fund	—	—	136	1,011	(7,189)	(42,129)	(7,053)	(41,118)
Ashmore Emerging Markets Corporate Income Fund	810,754	6,269,063	34,141	256,580	(678,024)	(4,856,979)	166,871	1,668,664
Ashmore Emerging Markets Short Duration Fund	1,338,064	11,066,375	437,274	3,561,550	(8,778,165)	(70,599,048)	(7,002,827)	(55,971,123)
Ashmore Emerging Markets Active Equity Fund	47,056	417,867	19	214	(4,356)	(42,510)	42,719	375,571
Ashmore Emerging Markets Small-Cap Equity Fund	5,140	45,018	—	—	(117,932)	(798,141)	(112,792)	(753,123)
Ashmore Emerging Markets Frontier Equity Fund	101,921	849,838	—	—	(857,534)	(7,001,760)	(755,613)	(6,151,922)
Ashmore Emerging Markets Equity Fund	10,409	123,108	50	605	(23,397)	(269,531)	(12,938)	(145,818)

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Equity ESG Fund	100	$1,000	—	$—	—	$—	100	$1,000

Transactions in Class C shares for the period ended April 30, 2020, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	52,523	$362,823	12,307	$85,718	(117,146)	$(828,360)	(52,316)	$(379,819)
Ashmore Emerging Markets Local Currency Bond Fund	—	—	13	93	—	—	13	93
Ashmore Emerging Markets Corporate Income Fund	127,476	1,015,754	27,826	207,720	(297,718)	(2,155,732)	(142,416)	(932,258)
Ashmore Emerging Markets Short Duration Fund	113,968	793,221	10,287	78,536	(134,897)	(1,006,455)	(10,642)	(134,698)
Ashmore Emerging Markets Active Equity Fund	—	1	—	—	(1,059)	(12,001)	(1,059)	(12,000)
Ashmore Emerging Markets Small-Cap Equity Fund	—	—	—	—	(3,762)	(29,650)	(3,762)	(29,650)
Ashmore Emerging Markets Frontier Equity Fund	14,397	103,122	—	—	(4,518)	(33,870)	9,879	69,252
Ashmore Emerging Markets Equity Fund	—	—	—	—	—	—	—	—

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Equity ESG Fund	100	$1,000	—	$—	—	$—	100	$1,000

Transactions in Institutional Class shares for the period ended April 30, 2020, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	36,581,199	$253,793,526	5,408,818	$38,369,028	(43,199,471)	$(289,168,810)	(1,209,454)	$2,993,744
Ashmore Emerging Markets Local Currency Bond Fund	457,274	3,209,156	64,929	503,201	(965,100)	(6,866,339)	(442,897)	(3,153,982)
Ashmore Emerging Markets Corporate Income Fund	11,619,484	93,072,691	679,603	5,311,349	(25,558,025)	(187,736,053)	(13,258,938)	(89,352,013)
Ashmore Emerging Markets Short Duration Fund	25,627,050	216,350,991	3,462,275	27,628,061	(82,904,252)	(624,123,311)	(53,814,927)	(380,144,259)
Ashmore Emerging Markets Active Equity Fund	7,825,435	81,474,498	5,263	60,039	(3,502,012)	(34,839,534)	4,328,686	46,695,003
Ashmore Emerging Markets Small-Cap Equity Fund	50,865	494,093	—	—	(1,637,863)	(17,584,855)	(1,586,998)	(17,090,762)
Ashmore Emerging Markets Frontier Equity Fund	871,257	7,086,110	—	—	(2,335,261)	(18,453,410)	(1,464,004)	(11,367,300)
Ashmore Emerging Markets Equity Fund	3,290,874	29,434,353	3,807	44,204	(754,693)	(6,530,384)	2,539,988	22,948,173

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Equity ESG Fund	999,800	$9,998,000	—	$—	—	$—	999,800	$9,998,000

Transactions in Class A shares for the year ended October 31, 2019, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	998,414	$7,558,502	56,834	$431,702	(724,545)	$(5,493,179)	330,703	$2,497,025
Ashmore Emerging Markets Local Currency Bond Fund	430,000	3,040,320	70	501	(359,880)	(2,607,923)	70,190	432,898
Ashmore Emerging Markets Corporate Income Fund	999,040	7,863,450	49,282	387,562	(453,387)	(3,550,579)	594,935	4,700,433
Ashmore Emerging Markets Short Duration Fund	10,317,532	100,991,640	847,612	8,168,410	(7,372,572)	(69,828,989)	3,792,572	39,331,061
Ashmore Emerging Markets Active Equity Fund	4,664	48,101	1,773	16,423	(7,662)	(73,604)	(1,225)	(9,080)
Ashmore Emerging Markets Small-Cap Equity Fund	68,320	562,609	65	554	(95,554)	(813,798)	(27,169)	(250,635)
Ashmore Emerging Markets Frontier Equity Fund	909,538	7,323,256	15,381	125,753	(1,052,776)	(8,219,527)	(127,857)	(770,518)

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

Fund	Shares Sold		Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Equity Fund	33,615		$ 357,561	1,139	$ 12,320	(9,683)	$ (105,463)	25,071	$ 264,418

Transactions in Class C shares for the year ended October 31, 2019, were as follows:
Fund	Shares Sold		Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	245,064		$1,842,320	22,284	$169,070	(122,489)	$ (916,473)	144,859	$1,094,917
Ashmore Emerging Markets Local Currency Bond Fund	—	*	71	2	12	(4,353)	(29,119)	(4,351)	(29,036)
Ashmore Emerging Markets Corporate Income Fund	416,995		3,263,986	54,827	430,774	(231,298)	(1,817,105)	240,524	1,877,655
Ashmore Emerging Markets Short Duration Fund	171,138		1,615,295	17,953	166,721	(132,461)	(1,203,140)	56,630	578,876
Ashmore Emerging Markets Active Equity Fund	—		—	106	966	—	—	106	966
Ashmore Emerging Markets Small-Cap Equity Fund	—	*	120	—	—	(16,783)	(149,056)	(16,783)	(148,936)
Ashmore Emerging Markets Frontier Equity Fund	4,957		39,294	600	4,792	(21,152)	(161,257)	(15,595)	(117,171)

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

Fund	Shares Sold		Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Equity Fund	—	*	$ 1	2	$ 18	—	$ —	2	$ 19

* Amount rounds to less than 0.5 shares.

Transactions in Institutional Class shares for the year ended October 31, 2019, were as follows:
Fund	Shares Sold		Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	63,315,636		$484,755,522	9,227,589	$71,101,652	(50,003,874)	$(382,070,945)	22,539,351	$173,786,229
Ashmore Emerging Markets Local Currency Bond Fund	2,306,010		17,074,036	61,710	458,625	(6,085,333)	(45,020,658)	(3,717,613)	(27,487,997)
Ashmore Emerging Markets Corporate Income Fund	33,012,593		269,571,723	1,064,643	8,733,027	(19,248,890)	(156,873,867)	14,828,346	121,430,883
Ashmore Emerging Markets Short Duration Fund	95,094,279		912,174,812	5,098,443	48,170,866	(37,113,670)	(345,315,322)	63,079,052	615,030,356
Ashmore Emerging Markets Active Equity Fund	197,160		1,997,157	158,249	1,477,964	(55,954)	(535,174)	299,455	2,939,947
Ashmore Emerging Markets Small-Cap Equity Fund	294,289		3,236,180	2,181	24,310	(1,134,847)	(12,767,464)	(838,377)	(9,506,974)
Ashmore Emerging Markets Frontier Equity Fund	1,649,957		15,407,880	140,716	1,336,562	(1,874,076)	(17,312,251)	(83,403)	(567,809)
Ashmore Emerging Markets Equity Fund	763,669		7,751,075	63,214	661,482	(253,265)	(2,736,953)	573,618	5,675,604

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

Capital shares

Class A shares are issued at the Fund’s relevant NAV per share plus any applicable sales charge. Institutional Class and Class C shares are issued at the Fund’s relevant NAV per share without a sales charge. Shares confer upon the holders the right to receive notice of and attend, speak and vote at shareholder meetings of the Funds. The shares confer upon the holders the right to any or all dividends or distributions which the Trustees in their sole discretion may from time to time resolve to make or declare.

7.	Investment transactions

For the period ended April 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (including fully funded TRS and excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Ashmore Emerging Markets Total Return Fund	$440,507,300	$470,805,619
Ashmore Emerging Markets Local Currency Bond Fund	10,069,044	12,724,607
Ashmore Emerging Markets Corporate Income Fund	250,121,061	334,360,164
Ashmore Emerging Markets Short Duration Fund	187,948,426	588,112,021
Ashmore Emerging Markets Active Equity Fund	100,463,357	61,458,182
Ashmore Emerging Markets Small-Cap Equity Fund	6,803,604	24,755,422
Ashmore Emerging Markets Frontier Equity Fund	48,661,381	68,542,582
Ashmore Emerging Markets Equity Fund	39,164,064	17,774,423
Ashmore Emerging Markets Equity ESG Fund	10,844,671	1,171,470

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, deferral of post October currency and capital losses for tax purposes, and the recharacterization of income recognition on investments in PFICs. At April 30, 2020, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in Thousands	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation (Depreciation)	Cost Basis of Investments
Ashmore Emerging Markets Total Return Fund	$ 19,542,320	$ (360,792,882)	$ (341,250,562)	$ 1,459,116,274
Ashmore Emerging Markets Local Currency Bond Fund	836,166	(6,411,507)	(5,575,341)	37,176,799
Ashmore Emerging Markets Corporate Income Fund	1,563,739	(79,777,271)	(78,213,532)	359,071,152
Ashmore Emerging Markets Short Duration Fund	99,076	(441,105,133)	(441,006,057)	907,449,085
Ashmore Emerging Markets Active Equity Fund	2,276,611	(6,805,192)	(4,528,581)	54,843,257
Ashmore Emerging Markets Small-Cap Equity Fund	880,222	(1,848,305)	(968,083)	8,282,440
Ashmore Emerging Markets Frontier Equity Fund	997,880	(13,503,115)	(12,505,235)	63,345,794
Ashmore Emerging Markets Equity Fund	2,361,590	(1,921,754)	439,836	53,616,659
Ashmore Emerging Markets Equity ESG Fund	147,621	(919,032)	(771,411)	9,290,167

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

8.	Federal income taxes

No provision for U.S. federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules affecting the Funds. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all, or a portion of a Fund’s pre-enactment capital loss carryovers may expire without being utilized, due to the fact that post-enactment capital losses are utilized before pre-enactment capital loss carryovers.

The following Funds have available capital loss carryforwards for which there is no expiration date:

Fund	Short-Term Capital Loss Carryforward at October 31, 2019	Long-Term Capital Loss Carryforward at October 31, 2019
Ashmore Emerging Markets Total Return Fund	$—	$(49,479,478)
Ashmore Emerging Markets Local Currency Bond Fund	—	(1,349,482)
Ashmore Emerging Markets Corporate Income Fund	(4,188,503)	(34,100,550)
Ashmore Emerging Markets Short Duration Fund	(39,125)	(1,476,678)
Ashmore Emerging Markets Active Equity Fund	—	(278,654)
Ashmore Emerging Markets Small-Cap Equity Fund	(991,096)	(2,407,262)
Ashmore Emerging Markets Frontier Equity Fund	(4,079,920)	(517,961)
Ashmore Emerging Markets Equity Fund	(1,597,891)	(470,857)

The Funds are subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740-10, Income Taxes. This standard provides guidance as to how uncertain tax positions should be recognized, measured, presented and disclosed in the Funds’ financial statements. The Funds recognize the tax benefits of uncertain tax positions only where the position is more-likely-than-not (i.e. greater than 50-percent) to be sustained assuming examination by a tax authority based on the technical merits of the position. In evaluating whether a tax position has met the recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the Funds’ financial statements. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. The Funds analyze all open tax years for all major taxing jurisdictions. Open tax years are those that are open to examination by taxing authorities, as defined by the Statute of Limitations in each jurisdiction. The Funds have no examinations by tax authorities in progress. The Trust has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Further, the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of October 31, 2019, the components of distributable taxable earnings, including temporary differences were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gain	Accumulated Capital Losses and Other	Undistributed Appreciation (Depreciation) on Investments and Foreign Currencies	Total Accumulated Earnings (Deficit)
Ashmore Emerging Markets Total Return Fund	$—	$—	$(50,993,436)	$(58,518,100)	$(109,511,536)

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gain	Accumulated Capital Losses and Other	Undistributed Appreciation (Depreciation) on Investments and Foreign Currencies	Total Accumulated Earnings (Deficit)
Ashmore Emerging Markets Local Currency Bond Fund	—	—	(1,365,870)	(927,737)	(2,293,607)
Ashmore Emerging Markets Corporate Income Fund	581,196	—	(38,876,711)	(16,311,922)	(54,607,437)
Ashmore Emerging Markets Short Duration Fund	2,834,060	—	(3,834,638)	(136,100,146)	(137,100,724)
Ashmore Emerging Markets Active Equity Fund	—	—	(278,654)	319,284	40,630
Ashmore Emerging Markets Small-Cap Equity Fund	—	—	(3,398,359)	(2,047,108)	(5,445,467)
Ashmore Emerging Markets Frontier Equity Fund	37,985	—	(4,602,470)	(1,645,128)	(6,209,613)
Ashmore Emerging Markets Equity Fund	47,341	—	(2,068,935)	2,386,949	365,355
The taxable character of distributions paid during the fiscal year ended October 31, 2019, were as follows:
	Distributions From
Fund	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Ashmore Emerging Markets Total Return Fund	$64,237,212	$—	$—	$17,230,713	$81,467,925
Ashmore Emerging Markets Local Currency Bond Fund	—	—	—	486,524	486,524
Ashmore Emerging Markets Corporate Income Fund	27,943,249	—	—	—	27,943,249
Ashmore Emerging Markets Short Duration Fund	84,955,579	184,507	2,758,398	—	87,898,484
Ashmore Emerging Markets Active Equity Fund	243,975	1,144,895	365,845	49,277	1,803,992
Ashmore Emerging Markets Small-Cap Equity Fund	27,427	—	—	9,976	37,403

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

	Distributions From
Fund	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Ashmore Emerging Markets Frontier Equity Fund	1,527,563	—	—	—	1,527,563
Ashmore Emerging Markets Equity Fund	772,783	—	—	—	772,783

9.	Distributions to shareholders

The Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Corporate Income Fund and Ashmore Emerging Markets Short Duration Fund declare distributions of their net investment income daily and pay such distributions monthly. The Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Equity ESG Fund declare and pay distributions of their net investment income at least quarterly.

Distributions of net realized capital gains, if any, are declared and paid at least annually. The Funds may also make a special distribution to comply with federal tax requirements. Income dividends and capital gains distributions determined in accordance with federal income tax regulations may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal period in which income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of foreign currency transactions and swap transactions. As a result, income dividends and capital gain distributions declared during a fiscal period for federal tax purposes may differ significantly from the net investment income and realized capital gain reported on each Fund’s financial statements presented under U.S. GAAP. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution may be reported as return of capital. Temporary differences do not require reclassification. See note 8 for further details.

10.	Derivative instruments and hedging activities

FASB ASC Topic 815-10 (“Topic 815-10”), Disclosures about Derivative Instruments and Hedging Activities, improves financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

None of the derivatives held in the Funds have been designated as hedging instruments under Topic 815-10. A discussion of the strategies for these derivatives and their counterparty credit risk can be found below.

In accordance with Topic 815-10, the Funds record their trading-related derivative activities on a fair value basis (as described in note 4). Fair values represent the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

The following disclosures contain information on how and why the Funds used derivative financial instruments; the credit-risk-related contingent features in certain derivative financial instruments; and how derivative financial instruments affected the Funds’ financial position, results of operations and cash flows. The location and fair value of these instruments on the Statements of Assets and Liabilities and the realized, and changes in unrealized, gains and losses on the Statements of Operations, are included in tables following each Fund’s Schedule of Investments and are categorized by type of financial derivative contract.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

(a) Options

Each Fund is subject to market risk in the normal course of pursuing its investment objectives. The Funds may enter into options to speculate on the price movements of the financial instrument underlying the option, for use as an economic hedge against certain equity positions held in a Fund’s portfolio holdings or for other investment purposes. Purchased option contracts give a Fund the right, but not the obligation, to buy or sell within a limited time, a financial instrument, commodity or currency at a contracted price that may also be settled in cash, based on differentials between specified indices or prices.

Options written obligate a Fund, in return for a premium, to buy or sell within a limited time, a financial instrument, commodity or currency at a contracted price that may also be settled in cash, based on differentials between specified indices or prices. Options written by a Fund may expose a Fund to the market risk of an unfavorable change in the financial instrument underlying the written option.

A Fund is exposed to counterparty risk from the potential that a seller or buyer of an option contract does not sell or purchase the underlying asset as agreed under the terms of the option contract. The maximum risk of loss from counterparty risk to a Fund holding a put or call option is generally the fair value of the contracts and the premiums paid to purchase its open option contracts. The risk of loss on call options sold by the Funds is potentially unlimited. A Fund considers the credit risk of the intermediary counterparties to its option transactions in evaluating potential credit risk.

Gains and losses associated with the valuation of options are recognized at fair value as the net change in unrealized appreciation/(depreciation) on investments in securities in the Statements of Operations. The premium on purchased put options exercised is subtracted from the proceeds of the sale of the underlying security or foreign currency in determining the realized gain or loss. The premium on purchased call options exercised is added to the cost of the securities or foreign currency purchased. Premiums paid on the purchase of options that expire unexercised are recorded as realized losses and are reflected in net realized gain/(loss) on investments in securities in the Statements of Operations.

During the period ended April 30, 2020, the Funds did not hold options contracts.

(b) Forward foreign currency exchange contracts

A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time the contract is made. The Funds may enter into forward foreign currency exchange contracts in connection with settling planned purchases or sales of securities, as part of an investment strategy to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities, or to gain or limit exposure to foreign currencies. All forward foreign currency exchange contracts are valued daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in net realized gain/(loss) on forward foreign exchange contracts in the Statements of Operations.

Risks arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the United States Dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments should be considered in light of all related and offsetting transactions. The Funds bear market risk from changes in foreign currency exchange rates and credit risk if the counterparty fails to perform. Further information on the impact of these positions on the Funds’ financial statements can be found in the notes to the Schedules of Investments.

During the period ended April 30, 2020, the Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Active Equity Fund and Ashmore Emerging Markets Equity Fund had average quarterly contract notional exposures of $480,593,066, $26,982,687, $2,191,650, $263,675 and $17,376, respectively, related to forward foreign currency exchange contracts.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

(c) Swap Agreements

During the reporting period, certain Funds entered into swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. Swap agreements are either privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). Swap agreements are recorded at their fair value. The fair value is based on quoted market prices or prices obtained from a third party provider at the date of the Statements of Assets and Liabilities without any deduction for estimated future selling costs. Swap agreements are marked to market daily and the change in fair value, if any, is recorded as unrealized gain or loss. Payments made or received are recorded as part of realized gains and losses. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities.

The periodic payments on the swap agreements entered into by the Funds are reflected in the Statement of Operations within net realized gain/(loss) on interest rate swap contracts. Unrealized gains are reported as an asset and unrealized losses are reported as a liability in the Statements of Assets and Liabilities for OTC swaps. Changes in the fair value are reflected in the Statements of Operations within net change in unrealized appreciation/(depreciation) on interest rate and centrally cleared swap contracts in the period in which they occur. Certain Funds could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligations to perform.

During the period ended April 30, 2020, the Ashmore Emerging Markets Total Return Fund and Ashmore Emerging Markets Local Currency Bond Fund had average quarterly notional exposures of $36,089,874 and $5,196,000, respectively, related to interest rate swap agreements.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. No amounts have been offset in the Statements of Assets and Liabilities.

Offsetting of Financial Assets and Derivative Assets as of April 30, 2020:

(a) Exchange-Traded:

Centrally Cleared Swaps

	Ashmore Emerging Markets Total Return Fund

Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Net Amounts	Collateral (Received) Paid	Net Exposure

HSBC Bank	$—	$(4,272)	$(4,272)	$—	$(4,272)
JP Morgan	—	(16,660)	(16,660)	—	(16,660)
Merrill Lynch	—	(4,370)	(4,370)	—	(4,370)

Total	$—	$(25,302)	$(25,302)	$—	$(25,302)

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

Ashmore Emerging Markets Local Currency Bond Fund

Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Net Amounts	Collateral (Received) Paid	Net Exposure

HSBC Bank	$51	$(494)	$(443)	$—	$(443)
JP Morgan	—	(1,245)	(1,245)	—	(1,245)
Merrill Lynch	—	(1,842)	(1,842)	—	(1,842)

Total	$51	$(3,581)	$(3,530)	$—	$(3,530)

(b) Over-the-Counter Financial Derivative Instruments:

Forward Currency Contracts and Interest Rate Swap Contracts

Ashmore Emerging Markets Total Return Fund

Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty

ANZ	$228,077	$(87,703)	$—	$140,374
Barclays	752,489	(368,625)	—	383,864
BNP Paribas	246,601	(87,015)	—	159,586
Citibank	93,858	(9,911)	—	83,947
Deutsche Bank	264,096	(264,096)	—	—
Goldman Sachs	75,916	—	—	75,916
HSBC Bank	503,937	(503,937)	—	—
JP Morgan	368,044	(155,611)	—	212,433
Merrill Lynch	648,798	(648,798)	—	—
Morgan Stanley	91,524	(86,307)	—	5,217
Standard
Chartered	17,521	—	—	17,521

Total	$3,290,861	$(2,212,003)	$—	$1,078,858

Ashmore Emerging Markets Total Return Fund

Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due From Counterparty

ANZ	$87,703	$(87,703)	$—	$—
Barclays	368,625	(368,625)	—	—
BNP Paribas	87,015	(87,015)	—	—
Citibank	9,911	(9,911)	—	—
Credit Suisse	141,943	—	—	141,943
Deutsche Bank	384,168	(264,096)	—	120,072
HSBC Bank	958,512	(503,937)	—	454,575
JP Morgan	155,611	(155,611)	—	—

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

Ashmore Emerging Markets Total Return Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due From Counterparty
Merrill Lynch	$3,347,736	$(648,798)	$—	$2,698,938
Morgan Stanley	86,307	(86,307)	—	—
UBS	6,442	—	—	6,442

Total	$5,633,973	$(2,212,003)	$—	$3,421,970

Ashmore Emerging Markets Local Currency Bond Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Barclays	$46,317	$(44,648)	$—	$1,669
BNP Paribas	47,799	(6,274)	—	41,525
Citibank	1,292	(690)	—	602
Credit Suisse	7,601	—	—	7,601
Deutsche Bank	12,332	(12,332)	—	—
Goldman Sachs	7,412	—	—	7,412
HSBC Bank	145,139	(3,318)	—	141,821
JP Morgan	13,014	(11,460)	—	1,554
Merrill Lynch	25,927	(25,927)	—	—
Morgan Stanley	808	(808)	—	—
Standard
Chartered	622	(622)	—	—
UBS	687	(687)	—	—

Total	$308,950	$(106,766)	$—	$202,184

Ashmore Emerging Markets Local Currency Bond Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due From Counterparty
Barclays	$44,648	$(44,648)	$—	$—
BNP Paribas	6,274	(6,274)	—	—
Citibank	690	(690)	—	—
Deutsche Bank	52,149	(12,332)	—	39,817
HSBC Bank	3,318	(3,318)	—	—
JP Morgan	11,460	(11,460)	—	—
Merrill Lynch	93,532	(25,927)	—	67,605
Morgan Stanley	5,273	(808)	—	4,465
Standard
Chartered	6,927	(622)	—	6,305
UBS	2,069	(687)	—	1,382

Total	$226,340	$(106,766)	$—	$119,574

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

Ashmore Emerging Markets Corporate Income Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Merrill Lynch	$6,561	$—	$—	$6,561

Total	$6,561	$—	$—	$6,561

Ashmore Emerging Markets Corporate Income Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due From Counterparty
HSBC Bank	$12,913	$—	$—	$12,913

Total	$12,913	$—	$—	$12,913

Ashmore Emerging Markets Active Equity Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due From Counterparty
Credit Suisse	$9,422	$—	$—	$9,422

Total	$9,422	$—	$—	$9,422

Ashmore Emerging Markets Equity Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due From Counterparty
Brown Brothers
Harriman	$172	$—	$—	$172

Total	$172	$—	$—	$172

11.	Related parties

Investment management fees

The Trust has an Investment Management Agreement (the “Agreement”) with the Investment Manager, with whom certain Trustees and Officers of the Trust are affiliated, to furnish investment management services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Investment Manager for its investment management services at the following rates, based on each Fund’s average daily net assets:

Fund	Rate
Ashmore Emerging Markets Total Return Fund	1.00%
Ashmore Emerging Markets Local Currency Bond Fund	0.95%
Ashmore Emerging Markets Corporate Income Fund	1.15%
Ashmore Emerging Markets Short Duration Fund	0.65%
Ashmore Emerging Markets Active Equity Fund	1.00%
Ashmore Emerging Markets Small-Cap Equity Fund	1.50%

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

Fund	Rate
Ashmore Emerging Markets Frontier Equity Fund	1.50%
Ashmore Emerging Markets Equity Fund	1.15%
Ashmore Emerging Markets Equity ESG Fund	1.15%

The Investment Manager has contractually agreed to waive its fees or reimburse each Fund for other expenses until February 28, 2021 to the extent that total operating expenses (other than acquired fund fees and expenses, interest expenses, taxes, extraordinary expenses and certain credits and offset arrangements) for each class of shares of each Fund exceed the rates in the table below, based on each Fund’s average daily net assets. The expense limitation arrangement may be terminated by the Board at any time.

Fund	Class A	Class C	Institutional Class
Ashmore Emerging Markets Total Return Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Local Currency Bond Fund	1.22%	1.97%	0.97%
Ashmore Emerging Markets Corporate Income Fund	1.42%	2.17%	1.17%
Ashmore Emerging Markets Short Duration Fund	0.92%	1.67%	0.67%
Ashmore Emerging Markets Active Equity Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Small-Cap Equity Fund	1.77%	2.52%	1.52%
Ashmore Emerging Markets Frontier Equity Fund	1.77%	2.52%	1.52%
Ashmore Emerging Markets Equity Fund	1.42%	2.17%	1.17%
Ashmore Emerging Markets Equity ESG Fund	1.42%	2.17%	1.17%

Any such waiver or reimbursement is subject to the Investment Manager’s right to recover amounts waived or reimbursed to the extent actual fees and expenses for a future fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Investment Manager shall only be entitled to recover such amounts waived or reimbursed during the previous three fiscal years. The amounts recaptured pursuant to the expense limitation agreement will be limited to the lesser of (1) the expense limitation amount that was in effect at the time of the waiver or reimbursement or (2) the expense limitation amount that is in effect at the time of recapture. The total amounts subject to recovery in fiscal years are shown below:

Fund	2020	2021	2022	2023	Total
Ashmore Emerging Markets Total Return Fund	$947,660	$1,258,875	$1,264,520	$773,217	$4,244,272
Ashmore Emerging Markets Local Currency Bond Fund	242,748	247,985	209,246	105,379	805,358
Ashmore Emerging Markets Corporate Income Fund	295,848	411,298	398,019	232,109	1,337,274
Ashmore Emerging Markets Short Duration Fund	201,321	387,123	1,013,327	549,105	2,150,876

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

Fund	2020	2021	2022	2023	Total
Ashmore Emerging Markets Active Equity Fund	226,921	131,123	133,595	77,533	569,172
Ashmore Emerging Markets Small-Cap Equity Fund	172,952	227,807	161,504	70,249	632,512
Ashmore Emerging Markets Frontier Equity Fund	293,467	399,730	314,851	173,223	1,181,271
Ashmore Emerging Markets Equity Fund	129,266	190,079	157,757	73,527	550,629
Ashmore Emerging Markets Equity ESG Fund	—	—	—	38,729	38,729

Distribution and Servicing fees

The Funds have adopted Amended Plans of Distribution and Servicing Fees pursuant to Rule 12b-1 under the 1940 Act (“Distribution and Servicing Fee Plans”). Under the Distribution and Servicing Fee Plans, each of the Funds may pay fees to the distributor on an ongoing basis as compensation for the services the distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). Class A and C shares each have a separate 12b-1 Plan. Class A shares pay only servicing fees. Class C shares pay both distribution and servicing fees. The following table lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of a Fund’s average daily net assets attributable to the particular class of shares):

	Servicing Fee	Distribution Fee
Class A shares	0.25%	None
Class C shares	0.25%	0.75%

Cross Trades

The 1940 Act prohibits the Funds and their affiliates from knowingly selling any security or other property to the Funds (other than securities of which the buyer is the issuer), or buying any security (other than securities of which the seller is the issuer) or other property from the Funds. Rule 17a-7 under the 1940 Act provides relief from these prohibitions for various types of “cross trades” and similar transactions that may benefit shareholders by allowing the participating funds or accounts to avoid brokerage commissions and other transaction costs of trades.

During the period ended April 30, 2020, the following Funds bought and/or sold securities from an account or accounts that were also advised by the Trust’s investment adviser or its affiliates:

Fund	Purchases	Sales
Ashmore Emerging Markets Total Return Fund	$51,636,579	$12,012,070
Ashmore Emerging Markets Corporate Income Fund	4,380,695	26,478,864
Ashmore Emerging Markets Short Duration Fund	10,992,849	175,937,709

As of April 30, 2020, Ashmore Investments UK Limited owned the following percentages of the outstanding shares of each Fund:

Fund	Class A	Class C
Ashmore Emerging Markets Active Equity Fund	—	100.00%

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

Fund	Class A	Class C
Ashmore Emerging Markets Equity Fund	—	100.00%
Ashmore Emerging Markets Equity ESG Fund	100.00%	100.00%

Fund		Institutional Class
Ashmore Emerging Markets Frontier Equity Fund		5.54%
Ashmore Emerging Markets Equity Fund		46.99%
Ashmore Emerging Markets Equity ESG Fund		100.00%

In addition to the Ashmore Investments UK Limited ownership, shown in the table above, the following Funds had other investors owning of record or known by the Funds to own beneficially greater than 5% of the outstanding shares of such Funds:

Fund	Class	# of Investors Owning > 5% of outstanding Shares	% of Ownership by Investor
Ashmore Emerging Markets Total Return Fund	Class A	10	9.42%, 9.08%, 8.87%, 8.34%, 8.34%, 7.83%, 6.97%, 6.06%, 5.65%, 5.58%
	Class C	3	22.27%, 20.34%, 6.10%
	Class I	4	28.17%, 11.28%, 8.68%, 5.02%
Ashmore Emerging Markets Local Currency Bond Fund	Class A	3	64.67%, 16.36%, 11.80%
	Class C	4	42.48%, 42.48%, 9.40%, 5.64%
	Class I	3	64.25%, 27.28%, 6.99%
Ashmore Emerging Markets Corporate Income Fund	Class A	5	20.49%, 17.19%, 16.40%, 14.92%, 14.89%
	Class C	3	33.45%, 23.35%, 19.63%
	Class I	2	18.72%, 6.13%
Ashmore Emerging Markets Short Duration Fund	Class A	3	73.00%, 11.18%, 7.78%
	Class C	2	83.95%, 5.65%
	Class I	6	24.35%, 21.33%, 15.08%, 12.87%, 8.34%, 5.42%
Ashmore Emerging Markets Active Equity Fund	Class A	1	87.16%
	Class I	3	41.15%, 39.99%, 6.48%

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

Fund	Class	# of Investors Owning > 5% of outstanding Shares	% of Ownership by Investor
Ashmore Emerging Markets Small-Cap Equity Fund	Class A	6	53.85%, 10.47%, 9.10%, 8.11%, 6.16%, 5.13%
	Class C	4	57.67%, 24.16%, 6.40%, 5.38%
	Class I	6	35.86%, 11.49%, 10.15%, 8.61%, 7.42%, 6.25%

Ashmore Emerging Markets Frontier Equity Fund	Class A	3	45.37%, 25.47%, 15.73%

	Class C	3	70.44%, 14.33%, 12.49%

	Class I	2	43.95%, 30.90%
Ashmore Emerging Markets Equity Fund	Class A	4	72.40%, 8.18%, 6.10%, 5.64%
	Class I	2	33.42%, 7.71%

12.	Commitments

In relation to its investments, some of the Funds of the Trust may from time to time agree to indemnify and/or pre-fund trustees or other agents, either solely or alongside other creditors on a several basis. Generally, such agreements do not have a termination date. The Trustees are not aware of and do not currently expect any claims to be made against the Funds under any such indemnity or pre-funding agreements.

13.	Contingencies

The Funds have submitted a proof of claim in connection with the settlement of a securities class action lawsuit brought by certain investors against Petróleo Brasileiro S.A. and certain of its affiliates, underwriters, external auditors, and current and former directors and officers. A gain will not be recorded with regard to this matter until it is settled, and is expected to be immaterial.

The Funds have submitted a claim in connection with the settlement of a securities class action lawsuit preliminarily approved by the U.S. District Court for the Southern District of New York captioned in re Foreign Exchange Benchmark Rates Antitrust Litigation. A gain will not be recorded with regard to this matter until it is settled.

14.	New accounting pronouncements

On March 30, 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 “Premium Amortization on Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities held at a premium by shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. The ASU 2017-08 is effective for public business entities for fiscal years, and

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2020 (Unaudited)

interim periods within those fiscal years, beginning after December 15, 2018. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. The Funds have adopted the ASU. The adoption of the ASU did not have a material impact on the Funds’ financial statements.

On August 28, 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, “Disclosure Framework —Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted certain provisions of ASU 2018-13 for these financial statements.

15.	Libor transition

Certain of the Funds’ investments, payment obligations, and financing terms may be based on floating rates such as LIBOR, Euro Interbank Offered Rate, and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related instruments. This announcement and any additional regulatory or market changes that occur as a result of the transition away from Reference Rates may have an adverse impact on a Fund’s investments, performance, or financial condition.

16.	Other risks

COVID-19, the novel respiratory disease also known as “coronavirus”, which was first detected in China in December 2019, has now been declared a pandemic by the World Health Organization. The coronavirus has resulted in closing borders, enhanced health screenings, healthcare service shortages, quarantines, cancelations, disruptions to supply chains and vendor and customer activity, as well as general concern and uncertainty. The impact of infectious diseases across the world, but especially in developing or emerging market countries, may be more pronounced where less established health care systems exists or where health care systems are unprepared to handle the outbreak of a disease like the coronavirus. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of the COVID-19 pandemic and its effects cannot be determined with certainty, and could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective.

17.	Subsequent events

On June 15, 2020, the Trust launched the Ashmore Emerging Markets Short Duration Select Fund.

The Trust has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no identified subsequent events relevant for financial statement adjustment or disclosure, other than the item mentioned above.

ASHMORE FUNDS

LIQUIDITY RISK MANAGEMENT PROGRAM

As of April 30, 2020 (Unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted a liquidity risk management program pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended. The program’s principal objectives are to support each Fund’s compliance with limits on investments in illiquid assets and to mitigate the risk that a Fund is unable to meet its redemption obligations in a timely manner. From December 1, 2018 through December 31, 2019, the period covered by the annual liquidity risk management report to the Board of Trustees regarding the operation and effectiveness of the program, the program supported each Fund’s ability to meet redemption requests in a timely manner and the program administrator’s management of each Fund’s liquidity risk, including during any periods of market volatility and net redemptions. The program includes a number of elements that support the management or assessment of liquidity risk, including an annual assessment of factors that may impact a Fund’s liquidity and the periodic classification (or re-classification, as determined necessary) of a Fund’s investments into liquidity buckets that reflect the program administrator’s assessment of their relative liquidity under current market conditions. There can be no assurance that the program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks to which each Fund may be subject.

ASHMORE FUNDS

ADVISORY AGREEMENT APPROVAL

As of April 30, 2020 (Unaudited)

ADVISORY AGREEMENT APPROVAL FOR ASHMORE EMERGING MARKETS EQUITY ESG FUND

At an in-person meeting of the Board of Trustees of Ashmore Funds (the “Trust”) held on December 11, 2019, the Board, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), voting separately, considered and unanimously approved the Investment Management Agreement (the “Agreement”) between Ashmore Investment Advisors Limited (“AIAL”) and the Trust, on behalf of Ashmore Emerging Markets Equity ESG Fund (the “Fund”). In determining to approve the Agreement for an initial term, the Trustees considered all factors that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant to the interests of shareholders, including those listed below.

In evaluating the terms of the Agreement, the Board did not identify any single factor as controlling, and individual members of the Board did not necessarily attribute the same weight or importance to each factor, nor are the items described herein all-encompassing of the matters considered by the Board. Throughout their review of the Agreement, the Independent Trustees were assisted by their own Independent Trustee legal counsel. The Independent Trustees had formally requested through their legal counsel, and AIAL had provided, certain information the Independent Trustees considered relevant to their evaluation. The Independent Trustees discussed the information on different occasions, without representatives of AIAL present.

Among the information and factors considered by the Board in evaluating the Agreement were the following:

NATURE, QUALITY AND EXTENT OF INVESTMENT MANAGEMENT SERVICES

The Board examined the nature, quality and extent of the services expected to be provided to the Fund by AIAL.

AIAL’s Services

The Board considered information regarding the overall organization and resources of AIAL, including information regarding senior management, portfolio managers and other personnel expected to provide investment management, administrative and other services to the Fund. The Board reviewed AIAL’s key personnel who would provide investment management services to the Fund, as well as the fact that, under the Agreement, AIAL would have the authority and responsibility, subject to the Board’s oversight, to make and execute investment decisions for the Fund within the framework of the Fund’s investment policies and restrictions.

The Board considered that AIAL’s duties would include: (i) investment research and selection, (ii) adherence to (and monitoring compliance with) the Fund’s investment policies and restrictions, the 1940 Act and other relevant laws; and (iii) furnishing office space and equipment, providing bookkeeping and clerical services (excluding determination of net asset value and shareholder accounting services) and paying all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with AIAL (except to the extent such salaries, fees and expenses are paid by another AIAL affiliate other than the Trust or the Fund). The Board also evaluated the significant compliance resources available to and expected to be utilized by AIAL.

The Board concluded that it was satisfied with the nature, extent and quality of services expected to be provided by to the Fund by AIAL, and that there was a reasonable basis on which to conclude that the Fund would benefit from the services provided by AIAL.

INVESTMENT MANAGEMENT FEES AND COST OF SERVICES

The Board also considered the contractual and actual investment management fees to be paid by the Fund to AIAL. In doing so, the Board compared the proposed contractual and actual investment management fees to those of the Fund’s peers. The Board considered that the proposed contractual investment management fee for the Fund was the same as that for the Ashmore Emerging Market Equity Fund. The Board also considered and took into account AIAL’s undertaking to waive fees and/or reimburse expenses so as to otherwise limit the Fund’s ordinary operating expenses until at least February 28, 2021.

The Board reviewed AIAL’s projected costs and profitability as presented by it in serving as investment adviser to the Fund. The Board noted that the Fund was not expected to be profitable to AIAL initially.

ASHMORE FUNDS

ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2020 (Unaudited)

In evaluating the terms of the Agreement, the Board also considered the other benefits that may inure to AIAL as a result of their relationship with the Fund, such as the reputational benefit derived from serving as investment adviser to the Fund.

In light of the information provided and the quality of the services rendered and anticipated to be rendered, the Board concluded that the investment management fees to be charged the Fund were reasonable.

ECONOMIES OF SCALE

The Board noted that the proposed contractual investment management fees for the Fund do not contain breakpoints that would reduce the fee rate on assets above specified levels. In evaluating the Fund’s contractual investment management fees, the Board considered AIAL’s representation that the contractual investment management fees were intended to reflect achievable economies of scale and also considered AIAL’s agreement to limit certain expenses of the Fund. In light of the Trust’s current size and expense structure, the Board concluded that breakpoints in the Fund’s contractual investment management fees were not warranted at this time. The Board noted, however, that it intends to monitor the Fund’s asset growth in connection with future reviews of the Fund’s advisory arrangements to determine whether breakpoints may be appropriate at such time.

* * *

ASHMORE FUNDS

ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2020 (Unaudited)

ADVISORY AGREEMENT APPROVAL FOR ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND

At a meeting of the Board of Trustees of Ashmore Funds (the “Trust”) held on March 18, 2020, the Board, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), voting separately, considered and unanimously approved the Investment Management Agreement (the “Agreement”) between Ashmore Investment Advisors Limited (“AIAL”) and the Trust, on behalf of Ashmore Emerging Markets Short Duration Select Fund (the “Fund”). In determining to approve the Agreement for an initial term, the Trustees considered all factors that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant to the interests of shareholders, including those listed below.

In evaluating the terms of the Agreement, the Board did not identify any single factor as controlling, and individual members of the Board did not necessarily attribute the same weight or importance to each factor, nor are the items described herein all-encompassing of the matters considered by the Board. Throughout their review of the Agreement, the Independent Trustees were assisted by their own Independent Trustee legal counsel. The Independent Trustees had formally requested through their legal counsel, and AIAL had provided, certain information the Independent Trustees considered relevant to their evaluation. The Independent Trustees discussed the information on different occasions, without representatives of AIAL present.

Among the information and factors considered by the Board in evaluating the Agreement were the following:

NATURE, QUALITY AND EXTENT OF INVESTMENT MANAGEMENT SERVICES

The Board examined the nature, quality and extent of the services expected to be provided to the Fund by AIAL.

AIAL’s Services

The Board considered information regarding the overall organization and resources of AIAL, including information regarding senior management, portfolio managers and other personnel expected to provide investment management, administrative and other services to the Fund. The Board reviewed AIAL’s key personnel who would provide investment management services to the Fund, as well as the fact that, under the Agreement, AIAL would have the authority and responsibility, subject to the Board’s oversight, to make and execute investment decisions for the Fund within the framework of the Fund’s investment policies and restrictions.

The Board considered that AIAL’s duties would include: (i) investment research and selection; (ii) adherence to (and monitoring compliance with) the Fund’s investment policies and restrictions, the 1940 Act and other relevant laws; and (iii) furnishing office space and equipment, providing bookkeeping and clerical services (excluding determination of net asset value and shareholder accounting services) and paying all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with AIAL (except to the extent such salaries, fees and expenses are paid by another AIAL affiliate other than the Trust or the Fund). The Board also evaluated the significant compliance resources available to and expected to be utilized by AIAL. The Board considered that AIAL would support the Fund’s compliance control structure, and, in particular, the resources that would be devoted by AIAL in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act and the Fund’s liquidity risk management program. The Board also considered AIAL’s investments in business continuity planning designed to benefit the Fund, and the implementation of AIAL’s business continuity planning due to the Coronavirus Disease 2019 pandemic.

The Board concluded that it was satisfied with the nature, extent and quality of services expected to be provided to the Fund by AIAL, and that there was a reasonable basis on which to conclude that the Fund would benefit from the services provided by AIAL.

ASHMORE FUNDS

ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2020 (Unaudited)

INVESTMENT MANAGEMENT FEES AND COST OF SERVICES

The Board also considered the contractual and actual investment management fees to be paid by the Fund to AIAL. In doing so, the Board compared the proposed contractual and actual investment management fees to those of the Fund’s peers. The Board considered that the proposed contractual investment management fee for the Fund was the same as that for the Ashmore Emerging Markets Short Duration Select Fund. The Board also considered and took into account AIAL’s undertaking to waive fees and/or reimburse expenses so as to otherwise limit the Fund’s ordinary operating expenses until at least June 30, 2021.

The Board reviewed AIAL’s projected costs and profitability as presented by it in serving as investment adviser to the Fund. The Board noted that the Fund was not expected to be profitable to AIAL initially.

In evaluating the terms of the Agreement, the Board also considered the other benefits that may inure to AIAL as a result of their relationship with the Fund, such as the reputational benefit derived from serving as investment adviser to the Fund.

In light of the information provided and the quality of the services rendered and anticipated to be rendered, the Board concluded that the investment management fees to be charged to the Fund were reasonable.

ECONOMIES OF SCALE

The Board noted that the proposed contractual investment management fees for the Fund do not contain breakpoints that would reduce the fee rate on assets above specified levels. In evaluating the Fund’s contractual investment management fees, the Board considered AIAL’s representation that the contractual investment management fees were intended to reflect achievable economies of scale and also considered AIAL’s agreement to limit certain expenses of the Fund. In light of the Trust’s current size and expense structure, the Board concluded that breakpoints in the Fund’s contractual investment management fees were not warranted at this time. The Board noted, however, that it intends to monitor the Fund’s asset growth in connection with future reviews of the Fund’s advisory arrangements to determine whether breakpoints may be appropriate at such time.

* * *

ASHMORE FUNDS

ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2020 (Unaudited)

ADVISORY AGREEMENT APPROVAL

At a meeting of the Board of Trustees (the “Board”) of Ashmore Funds (the “Trust”) held on March 18, 2020, the Board, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), voting separately, considered and unanimously approved the continuation of the Investment Management Agreement between Ashmore Investment Advisors Limited (“AIAL”) and the Trust (the “Agreement”), on behalf of each of Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Active Equity Fund and Ashmore Emerging Markets Equity Fund (each series, a “Fund,” and collectively, the “Funds”).

In determining to approve the continuation of the Agreement for a one-year period, the Board considered all factors that it believed, in light of the legal advice furnished to them and their own business judgment, to be relevant to the interests of shareholders, including those listed below. In evaluating the terms of the Agreement, the Board did not identify any single factor as controlling, and individual members of the Board did not necessarily attribute the same weight or importance to each factor, nor are the items described herein all encompassing of the matters considered by the Board. Throughout their review of the Agreement, the Independent Trustees were assisted by their own Independent Trustee legal counsel. The Independent Trustees had formally requested through their legal counsel, and AIAL had provided, certain information the Independent Trustees considered relevant to their evaluation. The Contracts Review Committee, which is comprised of all of the Independent Trustees, discussed the information on different occasions, without representatives of AIAL present.

Among the information and factors considered by the Board in evaluating the Agreement were the following:

NATURE, QUALITY AND EXTENT OF INVESTMENT MANAGEMENT SERVICES

The Board examined the nature, quality and extent of the services provided by AIAL to the Funds.

AIAL’s Services to All Funds

The Board considered information regarding the overall organization and resources of AIAL, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds. The Board reviewed AIAL’s key personnel who provide investment management services to the Funds, as well as the fact that, under the Agreement, AIAL has the authority and responsibility, subject to the Board’s oversight, to make and execute investment decisions for the Funds within the framework of the Funds’ investment policies and restrictions.

The Board considered that AIAL’s duties include: (i) investment research and selection; (ii) adherence to (and monitoring compliance with) the Funds’ investment policies and restrictions, the 1940 Act and other relevant laws; and (iii) furnishing office space and equipment, providing bookkeeping and clerical services (excluding determination of net asset value and shareholder accounting services) and paying all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with AIAL (except to the extent such salaries, fees and expenses are paid by another AIAL affiliate other than the Trust or a Fund). The Board also evaluated the significant compliance resources available to, and utilized by, AIAL. The Board also considered that AIAL supports the Funds’ compliance control structure, and, in particular, the resources that are devoted by AIAL in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ liquidity risk management program. The Board also considered AIAL’s investments in business continuity planning designed to benefit the Funds, and the implementation of AIAL’s business continuity planning due to the Coronavirus Disease 2019 pandemic.

Investment Performance

In considering each Fund’s performance, the Board requested and received from AIAL data compiled by FUSE Research Network, LLC (“Fuse”). The Trustees also received information explaining the methodology for compilation of certain of this information and what it was intended to demonstrate. The Board considered the performance of each Fund in light of its investment objective on a

ASHMORE FUNDS

ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2020 (Unaudited)

comparable basis relative to the Fund’s peers. The Board received performance information for Institutional Shares for the one-, three- and five-year periods ended December 31, 2019 for Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund and Ashmore Emerging Markets Frontier Equity Fund. The Board received performance information for Institutional Shares for the one- and three-year periods ended December 31, 2019 for Ashmore Emerging Markets Active Equity Fund. In considering such comparative data, the Trustees noted the specialized nature and focus of many of the Funds, and for certain Funds the limited number of peer group funds, particularly for the longer performance periods. In their review, the Trustees also sought to identify Funds for which the performance, fees and total expenses appeared to be outliers within their respective peer groups or other comparative metrics, and sought to understand the reasons for such comparative positions.

Ashmore Emerging Markets Corporate Income Fund. The Board noted that the Ashmore Emerging Markets Corporate Income Fund’s performance ranked tenth out of ten, second out of nine and first out of eight in its peer group for the one-, three- and five-year periods ended December 31, 2019, respectively, while ranking in the fourth, first and first quartiles (first being the best) in its larger performance universe for the same three periods.

Ashmore Emerging Markets Short Duration Fund. The Board noted that the Ashmore Emerging Markets Short Duration Fund’s performance ranked sixth out of six, fourth out of five, and first out of four in its peer group for the one-, three- and five-year periods ended December 31, 2019, respectively, while ranking in the fourth, fourth and first quartiles (first being the best) in its larger performance universe for the same three periods.

Ashmore Emerging Markets Equity Fund. The Board observed that Ashmore Emerging Markets Equity Fund’s performance ranked second out of fifteen, second out of thirteen and second out of eleven in its peer group for the one-, three- and five-year periods ended December 31, 2019, respectively, while ranking in the first quartile (first being the best) in its larger performance universe for the same three periods.

Ashmore Emerging Markets Frontier Equity Fund. The Board noted that the Ashmore Emerging Markets Frontier Equity Fund’s performance ranked fourth out of nine, third out of eight and first out of six in its peer group for the one-, three- and five-year periods ended December 31, 2019, respectively, while ranking in the second, second and first quartiles (first being the best) in its performance universe for the same three periods.

Ashmore Emerging Markets Local Currency Bond Fund. The Board observed that the Ashmore Emerging Markets Local Currency Bond Fund’s performance ranked eleventh out of twelve, eighth out of twelve and seventh out of eleven in its peer group for the one-, three-and five-year periods ended December 31, 2019, respectively, while ranking in the fourth, third and third quartiles (first being the best) in its performance universe for the same three periods.

Ashmore Emerging Markets Small-Cap Equity Fund. The Board noted that the Ashmore Emerging Markets Small-Cap Equity Fund’s performance ranked eleventh out of sixteen, fourteenth out of fifteen and seventh out of eleven in its peer group for the one-, three-and five-year periods ended December 31, 2019, respectively, while ranking in the third, fourth and third quartiles (first being the best) in its performance universe for the same three periods.

Ashmore Emerging Markets Active Equity Fund. The Board noted that the Ashmore Emerging Markets Active Equity Fund’s performance ranked seventh out of fifteen and fifth out of eleven in its peer group for the one- and three-year periods ended December 31, 2019, respectively, while ranking in the second and first quartiles (first being the best) in its larger performance universe for the same two periods.

Ashmore Emerging Markets Total Return Fund. The Board observed that the Ashmore Emerging Markets Total Return Fund’s performance ranked thirteenth out of thirteen, eleventh out of thirteen and third out of nine in its peer group for the one-, three- and five-year periods ended December 31, 2019, respectively, while ranking in the fourth, third and second quartiles (first being the best) in its larger performance universe for the same three periods.

ASHMORE FUNDS

ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2020 (Unaudited)

The Board noted AIAL’s expressed long-term approach to investment management and its favorable longer-term track record in managing accounts having similar strategies as the Funds.

The Board concluded that it was satisfied with the nature, extent and quality of services provided by AIAL to each Fund and that there was a reasonable basis on which to conclude that each Fund would continue to benefit from the services provided by AIAL.

INVESTMENT MANAGEMENT FEES AND COST OF SERVICES

The Board also considered the contractual and actual investment management fees paid by each Fund to AIAL. In doing so, the Board compared the contractual and actual investment management fees and overall net expense ratios (represented by the Funds’ Institutional Shares) to those of the Funds’ peers as determined by Fuse. The Board noted that several of the Funds were quite small in size relative to their peers. As with the performance comparisons, the Board also noted that, with respect to several of the Funds, there were only a limited number of peer funds with similar investment strategies. Where contractual or actual management fees or total expense ratios of a Fund were meaningfully above those of the Fuse peers, the Board also considered and took into account the extent to which AIAL had undertaken to waive a portion of its fees and/or reimburse expenses so as to otherwise limit these Funds’ ordinary operating expenses until at least February 28, 2021.

The Board reviewed AIAL’s costs and profitability as presented by it in serving as investment adviser. The Board noted that AIAL was operating at a loss with respect to Ashmore Emerging Markets Active Equity Fund and Ashmore Emerging Markets Equity Fund. With respect to the remaining Funds, the Board concluded that AIAL’s profitability was not excessive.

In evaluating the terms of the Agreement, the Board also considered the other benefits that may inure to AIAL as a result of its relationship with the Funds, such as the reputational benefit derived from serving as investment adviser to the Funds.

In light of the information provided and the quality of the services rendered and anticipated to be rendered, the Board concluded that the investment management fees to be charged to the Funds were appropriate.

ECONOMIES OF SCALE

The Board noted that the contractual investment management fees for the Funds do not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board observed that many of the Funds remained quite small in size, and that the collective assets of all of the Funds were only approximately $3.426 billion as of December 31, 2019. The Board also observed that AIAL was subsidizing all of the Funds through fee waivers and expense reimbursements. In evaluating the Funds’ contractual investment management fees, the Board considered AIAL’s representation that the contractual investment management fees were intended to reflect achievable economies of scale and also AIAL’s continuing agreement to limit certain expenses of each Fund. The Board received and evaluated information concerning whether AIAL would realize economies of scale as the assets of individual Funds grow beyond current levels. The Board noted they intend to monitor each Fund’s asset growth in connection with future reviews of the Funds’ Agreement to determine whether breakpoints may be appropriate at such time. In light of the Funds’ current sizes and expense structures, the Board concluded that breakpoints in the Funds’ contractual investment management fees were not warranted at this time.

* * *

The Board concluded that the fees to be paid to AIAL by each Fund were appropriate in light of the services to be provided by AIAL, the costs to AIAL of operating the Funds and the Funds’ current and reasonably foreseeable asset levels, and determined that the Agreement should, therefore, be approved.

* * *

ASHMORE FUNDS

SUPPLEMENTARY INFORMATION

As of April 30, 2020 (Unaudited)

REMUNERATION DISCLOSURE

Ashmore Investment Advisors Limited (“AIAL”) is a full-scope UK Alternative Investment Fund Manager (“AIFM”) that manages many alternative investment funds (“AIFs”). These AIFs implement a number of investment strategies including; equity, fixed income and alternatives; and invest in many different regions and industry sectors. AIAL manages both open-ended and closed-ended AIFs, several of its AIFs are leveraged and some are listed on regulated markets. Its assets under management was approximately US$7.6 billion at 30 June 2019. AIAL’s parent company (“Ashmore”) is listed on a regulated market, counts ten offices worldwide and has a number of subsidiaries both in the UK and abroad. Taking into account guidance from the UK Financial Conduct Authority (“FCA”), AIAL has complied with the full AIFM Remuneration Code.

AIAL does not have any direct employees, and as such the amount of remuneration paid to staff by AIAL is zero. All AIAL AIFM Remuneration Code Staff are employed and paid by Ashmore. Ashmore’s remuneration principles have remained unchanged since it was listed, and are designed to align all employees with the long-term success of the business. These include significant levels of deferral, a clear link between performance and levels of remuneration and strong alignment of executive directors and employees with shareholders and clients through significant employee share ownership. The culture is therefore a collaborative one, with clients’ interests and the creation of shareholder value, including for employee shareholders, the overarching factors for success.

Executive directors, members of the investment team, and indeed all other employees, participate in a single capped incentive pool and are paid under a similar structure, with an annual cash bonus and share award, meaning that all employees are long-term shareholders in the business.

The policy includes:

–– A capped basic salary to contain the fixed cost base;

–– A cap on the total variable compensation including any awards made under Ashmore’s share plan, available for all employees at 25% of profits, which to date has not been fully utilized; and

–– A deferral for five years of a substantial portion of variable compensation into Ashmore shares (or equivalent), which, in the case of executive directors in lieu of a separate long-term investing plan, is also partly subject to additional performance conditions measured over five years.

AIAL’s board of directors reviews the general principles of the remuneration policy and is responsible for its implementation with regard to AIAL’s AIFM Remuneration Code Staff. Ashmore’s Remuneration Committee periodically reviews the ongoing appropriateness and relevance of the remuneration policy, including in connection with the provision of services to AIAL. Ashmore employs the services of; McLagan to provide advice on remuneration benchmarking; Deloitte to provide advice on tax compliance, share plan design and administration; and the Remuneration Committee’s advisors are Aon. The Remuneration Committee’s terms of reference can be found here:

http://www.ashmoregroup.com/investor-relations/corporate-governance.

Performance assessment for AIAL’s AIFM Remuneration Code Staff for their work relating to AIAL is based on a combination of quantitative and qualitative criteria related to the performance of AIAL, the performance of relevant AIF(s) or business units and the performance of the individual. Qualitative criteria include adherence to Ashmore Group plc’s risk and compliance policies. This performance assessment is adjusted for relevant current and future risks related to the AIFs managed by AIAL.

The compensation of control function staff is based on function specific objectives and is independent from the performance of AIAL and/or the AIFs managed by AIAL. The remuneration of the senior officers in AIAL’s control functions is directly overseen by the Remuneration Committee.

ASHMORE FUNDS

SUPPLEMENTARY INFORMATION (CONTINUED)

As of April 30, 2020 (Unaudited)

Variable remuneration awarded to AIAL’s Remuneration Code Staff in respect of AIFMD work is subject to performance adjustment which allows Ashmore to reduce the deferred amount, including to nil, in light of the ongoing financial situation and/or performance of Ashmore, AIAL, the AIFs that AIAL manages and the individual concerned.

The total contribution of AIAL’s AIFM Remuneration Code Staff to the business of Ashmore is apportioned between work carried out for AIAL and work carried out for the other businesses and subsidiaries of Ashmore. Their remuneration is similarly apportioned between AIAL and the other businesses and subsidiaries where required.

The remuneration attributable to AIAL for its AIFMD identified staff for the financial year ended June 30, 2019 was as follows:

Fund	Number of Beneficiaries	Variable Remuneration	Fixed Remuneration	Total Remuneration
Ashmore Emerging Markets Total Return Fund	17	£315,690	£27,111	£342,801
Ashmore Emerging Markets Local Currency Bond Fund	16	12,236	1,121	13,357
Ashmore Emerging Markets Corporate Income Fund	17	115,187	9,662	124,849
Ashmore Emerging Markets Short Duration Fund	17	370,424	31,074	401,498
Ashmore Emerging Markets Active Equity Fund	16	15,762	1,331	17,093
Ashmore Emerging Markets Small-Cap Equity Fund	16	148,712	7,689	156,401
Ashmore Emerging Markets Frontier Equity Fund	16	25,185	5,647	30,832
Ashmore Emerging Markets Equity Fund	16	177,976	9,202	187,178
Total AIAL	21	£2,348,230	£202,102	£2,550,332

All of the remuneration above was attributable to senior management who have a material impact on the Funds’ risk profile. The Funds’ allocation of the AIAL remuneration has been made on the basis of NAV.

ASHMORE FUNDS

FOR MORE INFORMATION

As of April 30, 2020 (Unaudited)

PORTFOLIO HOLDINGS

The Ashmore Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s Web site at www.sec.gov within sixty days after the Funds’ first and third fiscal quarters. In addition, no later than thirty calendar days after the end of each calendar quarter, a list of all portfolio holdings in each Fund as of the end of such calendar quarter is made available at www.ashmoregroup.com.

PROXY VOTING

Ashmore Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the most recent

12-month period ended June 30 are available upon request and without charge by visiting the Ashmore Funds’ Web site at www.ashmoregroup.com or the SEC’s Web site at www.sec.gov or by calling 866-876-8294.

ASHMORE FUNDS

PRIVACY POLICY

We consider customer privacy to be a fundamental aspect of our relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of our current, prospective and former shareholders’ personal information. To ensure our shareholders’ privacy, we have developed policies that are designed to protect this confidentiality, while allowing shareholders’ needs to be served.

Obtaining Personal Information In the course of providing shareholders with products and services, we may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

Respecting Your Privacy As a matter of policy, we do not disclose any personal or account information provided by shareholders or gathered by us to non-affiliated third parties, except as required for our everyday business purposes, such as to process transactions or service a shareholder’s account, or as otherwise permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, and gathering shareholder proxies. We may also retain non-affiliated financial services providers to market our shares or products and we may enter into joint-marketing arrangements with them and other financial companies. We may also retain marketing and research service firms to conduct research on shareholder satisfaction. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. We may also provide a shareholder’s personal and account information to their respective brokerage or financial advisory firm, Custodian, and/or to their financial advisor or consultant.

Sharing Information with Third Parties We reserve the right to disclose or report personal information to non-affiliated third parties where we believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect our rights or property or upon reasonable request by any investee entity in which a shareholder has chosen to invest. Of course, we may also share your information with your consent.

Sharing Information with Affiliates We may share shareholder information with our affiliates in connection with our affiliates’ everyday business purposes, such as servicing a shareholder’s account, but our affiliates may not use this information to market products and services to you except in conformance with applicable laws or regulations. The information we share includes information about our experiences and transactions with a shareholder and may include, for example, a shareholder’s participation in one of the Funds or in other investment programs, a shareholder’s ownership of certain types of accounts, or other data about a shareholder’s transactions or accounts. Our affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information We take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, we have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In addition, we have physical, electronic, and procedural safeguards in place to guard a shareholder’s non-public personal information.

Disposal of Confidential Records We will dispose of records, if any, that are knowingly derived from data received from a consumer reporting agency regarding a shareholder that is an individual in a manner that ensures the confidentiality of the data is maintained. Such records include, among other things, copies of consumer reports and notes of conversations with individuals at consumer reporting agencies.

ASHMORE FUNDS

OTHER INFORMATION

Administrator, Custodian and Transfer Agent

The Northern Trust Company

333 South Wabash Avenue

Chicago, Illinois 60604

312-630-6000

Investment Manager

Ashmore Investment Advisors Limited

61 Aldwych

London WC2B 4AE

United Kingdom

44-20-3077-6000

Independent Registered Public Accounting Firm

KPMG LLP

Aon Center

Suite 5500

200 East Randolph Drive

Chicago, Illinois 60601-6436

Distributor

Ashmore Investment Management (US) Corporation

475 Fifth Avenue

15th Floor

New York, New York 10017

212-661-0061

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

617-951-7000

Independent Trustees’ Counsel

Dechert LLP

One International Place

40th Floor

100 Oliver Street

Boston, Massachusetts 02110

617-728-7100

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures

3

required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By	/s/ George Grunebaum
George Grunebaum, President and Chief Executive Officer
(Principal Executive Officer)

Date: June 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ George Grunebaum
George Grunebaum, President and Chief Executive Officer
(Principal Executive Officer)

Date: June 26, 2020

By	/s/ Jonathan Kim
Jonathan Kim, Treasurer
(Principal Financial and Accounting Officer)

Date: June 26, 2020

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